  As filed with the Securities and Exchange Commission on September 27, 2002.


                                            1933 Act Registration No. 333-16617
                                            1940 Act Registration No. 811-07747
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933         [_]

                     Pre-Effective Amendment No.      [_]

                     Post-Effective Amendment No. 7   [X]

                                    and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [_]

                     Amendment No. 7                  [X]


                       (Check appropriate box or boxes)

                               -----------------

                           Nuveen Multistate Trust I
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


           Gifford R. Zimmerman, Esq.               With a copy to:
          Vice President and Secretary              Thomas S. Harman
              333 West Wacker Drive            Morgan Lewis & Bockius LLP
             Chicago, Illinois 60606         1111 Pennsylvania Avenue, N.W.
     (Name and Address of Agent for Service)     Washington, D.C. 20004


It is proposed that this filing will become effective (check appropriate box):
             [X]Immediately upon
                filing pursuant to      [_]on (date) pursuant to
                paragraph (b)              paragraph (a)(1)
             [_]on          ,           [_]75 days after filing
                pursuant to paragraph      pursuant to paragraph
                (b)                        (a)(2)
             [_]60 days after filing    [_]on (date) pursuant to
                pursuant to paragraph      paragraph (a)(2) of
                (a)(1)                     Rule 485.

If appropriate, check the following box:
[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16617

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07747

   This Registration Statement comprises the following papers and contents:

   The Facing Sheet

   Part A-

   Prospectus For:

    Nuveen Arizona Municipal Bond Fund

    Nuveen Colorado Municipal Bond Fund

    Nuveen New Mexico Municipal Bond Fund

   Prospectus For:

    Nuveen Florida Municipal Bond Fund

   Prospectus For:

    Nuveen Maryland Municipal Bond Fund

    Nuveen Pennsylvania Municipal Bond Fund

    Nuveen Virginia Municipal Bond Fund

   Part B-The Statement of Additional Information

   Copy of the Annual Reports to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

   Part C-Other Information

   Signatures

   Index to Exhibits

   Exhibits

                                                                  NUVEEN
                                                                     Investments
--------------------------------------------------------------------------------
Municipal Bond
Funds

                     P R O S P E C T U S   S E P T E M B E R  2 7, 2 0 0 2

--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

                      Arizona
                      Colorado
                      New Mexico


                      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

[GRAPHIC] Investment Strategy

[GRAPHIC] Risks

[GRAPHIC] Fees, Charges and Expenses

[GRAPHIC] Shareholder Instructions

[GRAPHIC] Performance and Current Portfolio Information


                                Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
--------------------------------------------------------------------------------
Nuveen Arizona Municipal Bond Fund                                             2
--------------------------------------------------------------------------------
Nuveen Colorado Municipal Bond Fund                                            4
--------------------------------------------------------------------------------
Nuveen New Mexico Municipal Bond Fund                                          6
--------------------------------------------------------------------------------

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                          8
--------------------------------------------------------------------------------
What Securities We Invest In                                                   9
--------------------------------------------------------------------------------
How We Select Investments                                                     11
--------------------------------------------------------------------------------
What the Risks Are                                                            11
--------------------------------------------------------------------------------
How We Manage Risk                                                            12
--------------------------------------------------------------------------------

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   13
--------------------------------------------------------------------------------
How to Reduce Your Sales Charge                                               14
--------------------------------------------------------------------------------
How to Buy Shares                                                             15
--------------------------------------------------------------------------------
Systematic Investing                                                          15
--------------------------------------------------------------------------------
Systematic Withdrawal                                                         16
--------------------------------------------------------------------------------
Special Services                                                              17
--------------------------------------------------------------------------------
How to Sell Shares                                                            18
--------------------------------------------------------------------------------

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            20
--------------------------------------------------------------------------------
Distribution and Service Plans                                                21
--------------------------------------------------------------------------------
Net Asset Value                                                               22
--------------------------------------------------------------------------------
Fund Service Providers                                                        22
--------------------------------------------------------------------------------

Section 5  Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                      23
--------------------------------------------------------------------------------

Appendix   Additional State Information                                       26
--------------------------------------------------------------------------------

                                                             September 27, 2002


Section 1  The Funds

                      Nuveen Arizona Municipal Bond Fund
                      Nuveen Colorado Municipal Bond Fund
                      Nuveen New Mexico Municipal Bond Fund

                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.







 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE       NO BANK GUARANTEE

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN ARIZONA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Arizona bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.
How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.





Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1992    10.2%
                             1993    13.0%
                             1994    -5.6%
                             1995    19.0%
                             1996     3.1%
                             1997     9.6%
                             1998     6.0%
                             1999    -5.2%
                             2000    11.1%
                             2001     5.2%


Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 7.58% and -5.84%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)             .73%     4.25%     5.91%
                Class B                     .25%     4.18%     5.83%
                Class C                    4.42%     4.56%     5.77%
                Class R                    5.31%     5.36%     6.46%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions            .65%     4.17%     5.85%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.39%     4.35%     5.81%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.10%     4.78%     5.88%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.50%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .17%  .17%  .16% .17%
           Total Annual Fund Operating
           Expenses--Gross+                    .92% 1.67% 1.46% .72%



             +After Expense Reimbursements
             Expense Reimbursements        (.01%) (.01%)   --% (.01%)
             Total Annual Fund Operating
             Expenses--Net                   .91%  1.66% 1.46%   .71%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  510 $  570 $  149 $ 74 $  510 $  170 $  149 $ 74
         3 Years    $  701 $  826 $  462 $230 $  701 $  526 $  462 $230
         5 Years    $  908 $1,007 $  797 $401 $  908 $  907 $  797 $401
         10 Years   $1,504 $1,777 $1,746 $894 $1,504 $1,777 $1,746 $894




 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Arizona Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN COLORADO MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Colorado bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.



How the Fund Has Performed




The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.





Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.




 Total Returns/1 /




                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1992     9.2%
                             1993    12.9%
                             1994    -5.8%
                             1995    18.4%
                             1996     4.3%
                             1997    11.9%
                             1998     6.1%
                             1999    -6.7%
                             2000     9.2%
                             2001     6.1%


Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.45% and -5.94%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            1.60%     4.23%     5.84%
                Class B                    1.20%     4.21%     5.79%
                Class C                    5.50%     4.53%     5.81%
                Class R                    6.27%     5.33%     6.40%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           1.60%     4.21%     5.78%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.95%     4.38%     5.76%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.94%     5.08%     6.27%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.74%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .21%  .20%  .19% .20%
           Total Annual Fund Operating
           Expenses--Gross+                    .96% 1.70% 1.49% .75%



           +After Expense Reimbursements
           Expense Reimbursements        (.02%) (.01%) (.01%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                   .94%  1.69%  1.48%   .74%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  514 $  573 $  152 $ 77 $  514 $  173 $  152 $ 77
         3 Years    $  713 $  836 $  471 $240 $  713 $  536 $  471 $240
         5 Years    $  929 $1,023 $  813 $417 $  929 $  923 $  813 $417
         10 Years   $1,549 $1,812 $1,779 $930 $1,549 $1,812 $1,779 $930




 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Colorado Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN NEW MEXICO MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New Mexico bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past nine years as well as average annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past nine years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993   13.9%
                             1994   -7.0%
                             1995   17.8%
                             1996    4.0%
                             1997   10.2%
                             1998    5.9%
                             1999   -4.9%
                             2000   10.0%
                             2001    4.6%


Section 1  The Funds

During the nine years ended December 31, 2001, the highest and lowest quarterly returns were 7.65% and -6.58%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                                                              Since
              Class Returns Before Taxes  1 Year   5 Year   Inception
              --------------------------------------------------------
              Class A (Offer)               .20%   4.12%      5.33%
              Class B                     (.17%)   4.06%      5.24%
              Class C                      4.11%   4.45%      5.34%
              Class R                      4.88%   5.26%      5.96%
              --------------------------------------------------------
              Class A (Offer) Returns:
               After Taxes on
                 Distributions              .20%   4.11%      5.31%
               After Taxes on
                 Distributions and
                 Sale of Shares            1.94%   4.25%      5.28%
              --------------------------------------------------------
              Lehman Brothers
                Municipal Bond Index/2/    5.13%   5.98%      6.42%
              Lipper Peer Group/3/         4.32%   4.80%      5.54%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1.Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.59%.


 2.The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .20%  .20%  .20% .20%
           Total Annual Fund Operating
           Expenses-Gross+                     .95% 1.70% 1.50% .75%


  +After Expense Reimbursements

            Expense Reimbursements      (. 01%) (.01%) (.02%) (.01%)
            Total Annual Fund Operating
            Expenses-Net                   .94%  1.69%  1.48%   .74%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 year     $  513 $  573 $  153 $ 77 $  513 $  173 $  153 $ 77
         3 Years    $  710 $  836 $  474 $240 $  710 $  536 $  474 $240
         5 Years    $  923 $1,023 $  818 $417 $  923 $  923 $  818 $417
         10 Years   $1,537 $1,810 $1,791 $930 $1,537 $1,810 $1,791 $930




 3.Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5.Class R shares may be purchased only under limited circumstances or by specified classes of investor. See "How You Can Buy and Sell Shares." 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                       The NIM advisers are wholly owned subsidiaries of The John Nuveen Company. Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $82.9 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       J. Thomas Futrell is the portfolio manager for the Arizona, Colorado, and New Mexico Funds. Mr. Futrell, a Vice President of Nuveen Advisory, has been a portfolio manager for Nuveen Advisory since 1986, and he currently manages investments for twenty-eight Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

                   Nuveen Arizona Municipal Bond Fund    .55%
                   Nuveen Colorado Municipal Bond Fund   .55%
                   Nuveen New Mexico Municipal Bond Fund .55%

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                                            Section 2  How We Manage Your Money

                       Quality Municipal Bonds


                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.


                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments


                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                                            Section 2  How We Manage Your Money

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund, which is a diversified fund.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        .  10% in borrowings (33% if used to meet redemptions).

                       As a diversified fund, the Arizona Fund also may not have more than:

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                4.38%                  3.70%
.....................................................................................................
 $50,000 but less than $100,000             4.00%                4.18%                  3.50%
.....................................................................................................
 $100,000 but less than $250,000            3.50%                3.63%                  3.00%
.....................................................................................................
 $250,000 but less than $500,000            2.50%                2.56%                  2.00%
.....................................................................................................
 $500,000 but less than $1,000,000          2.00%                2.04%                  1.50%
.....................................................................................................
 $1,000,000 and over                        --/1/                   --                  1.00%/1/
.....................................................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                  5%  4%  4%  3%  2%  1%   None

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined Portfolio    directors of Nuveen or
.. Letter of intent         or Exchange-Traded Fund     employees of authorized
.. Group purchase           reinvestment                dealers
                         . Certain employees and     . Bank trust departments
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       By Mail


                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                        [Chart showing effect of systematic investing and dividend reinvestment]

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail


                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:


                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.





                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains of other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.


                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields


                                     To Equal a Tax-Free Yield of:
                                     3.00%          4.00%    5.00%    6.00%
                      Tax Bracket:   A Taxable Investment Would Need to Yield:
                    ----------------------------------------------------------
                      27%            4.11%          5.48%    6.85%    8.22%
                      30%            4.29%          5.71%    7.14%    8.57%
                      35%            4.62%          6.15%    7.69%    9.23%
                      38.6%          4.89%          6.51%    8.14%    9.77%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers,

                                                 Section 4  General Information
                       including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       Effective November 1, 2002, the custodian of the assets of the funds will be State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, which also will provide certain accounting services to the funds. Effective October 4, 2002, the funds' transfer, shareholder services and dividend paying agent will be Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, which will perform bookkeeping, data processing and administrative services for the maintenance of shareholder accounts. Prior to those dates, the funds' custodian is The Chase Manhattan Bank and the funds' transfer, shareholder services and dividend paying agent is Chase Global Funds Services Company.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen Arizona Municipal Bond Fund



                                             Investment Operations          Less Distributions
Class (Inception Date)                   -----------------------------  --------------------------


                                                            Net
                                                      Realized/                                     Ending
                               Beginning        Net  Unrealized                Net                     Net
                               Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                 Value     Income Gain (Loss)   Total     Income    Gains   Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                             $10.84       $.53       $ .12  $ .65       $(.53)   $(.05) $(.58) $10.91      6.06%
 2001                              10.24        .54         .58   1.12        (.52)      --   (.52)  10.84     11.12
 2000                              11.25        .52        (.94)  (.42)       (.52)    (.07)  (.59)  10.24     (3.75)
 1999                              11.40        .53        (.09)   .44        (.54)    (.05)  (.59)  11.25      3.87
 1998                              10.94        .55         .48   1.03        (.55)    (.02)  (.57)  11.40      9.56
Class B (2/97)
 2002                              10.83        .45         .11    .56        (.45)    (.05)  (.50)  10.89      5.20
 2001                              10.23        .46         .59   1.05        (.45)      --   (.45)  10.83     10.33
 2000                              11.24        .44        (.94)  (.50)       (.44)    (.07)  (.51)  10.23     (4.48)
 1999                              11.39        .45        (.10)   .35        (.45)    (.05)  (.50)  11.24      3.12
 1998                              10.94        .47         .47    .94        (.47)    (.02)  (.49)  11.39      8.67
Class C (2/94)
 2002                              10.83        .47         .12    .59        (.47)    (.05)  (.52)  10.90      5.50
 2001                              10.23        .48         .59   1.07        (.47)      --   (.47)  10.83     10.56
 2000                              11.24        .46        (.94)  (.48)       (.46)    (.07)  (.53)  10.23     (4.28)
 1999                              11.39        .47        (.09)   .38        (.48)    (.05)  (.53)  11.24      3.33
 1998                              10.94        .49         .47    .96        (.49)    (.02)  (.51)  11.39      8.89
Class R (2/97)
 2002                              10.83        .56         .12    .68        (.56)    (.05)  (.61)  10.90      6.30
 2001                              10.24        .56         .58   1.14        (.55)      --   (.55)  10.83     11.27
 2000                              11.25        .54        (.94)  (.40)       (.54)    (.07)  (.61)  10.24     (3.53)
 1999                              11.40        .56        (.10)   .46        (.56)    (.05)  (.61)  11.25      4.09
 1998                              10.94        .57         .48   1.05        (.57)    (.02)  (.59)  11.40      9.79
----------------------------------------------------------------------------------------------------------------------


                                          Ratios/Supplemental Data
Class (Inception Date)         ----------------------------------------
                                                    Ratio of
                                        Ratio of         Net
                                        Expenses  Investment
                                Ending        to   Income to
                                   Net   Average     Average  Portfolio
                                Assets       Net         Net   Turnover
Year Ended May 31,               (000) Assets(b)   Assets(b)       Rate
------------------------------------------------------------------------
Class A (10/86)
 2002                          $69,356       .92%       4.85%        16%
 2001                           70,642       .95        5.02         21
 2000                           69,512      1.06        4.89         41
 1999                           86,452       .84        4.67         16
 1998                           85,922       .83        4.87         16
Class B (2/97)
 2002                            5,962      1.67        4.10         16
 2001                            4,447      1.70        4.27         21
 2000                            3,680      1.82        4.14         41
 1999                            4,180      1.58        3.95         16
 1998                            1,620      1.51        4.15         16
Class C (2/94)
 2002                            7,454      1.46        4.30         16
 2001                            5,809      1.50        4.47         21
 2000                            5,290      1.61        4.34         41
 1999                            6,426      1.39        4.12         16
 1998                            6,328      1.35        4.33         16
Class R (2/97)
 2002                           17,742       .72        5.05         16
 2001                           19,388       .75        5.22         21
 2000                           19,076       .87        5.09         41
 1999                           21,534       .64        4.87         16
 1998                           20,504       .63        5.07         16
------------------------------------------------------------------------



(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .91%, 1.66%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.86%, 4.11%, 4.31% and 5.06% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Nuveen Colorado Municipal Bond Fund



Class
(Inception                                       Investment Operations          Less Distributions
Date)                                        -----------------------------  --------------------------


                                                                Net
                                                          Realized/                                     Ending
                                   Beginning        Net  Unrealized                Net                     Net
Year Ended                         Net Asset Investment  Investment         Investment  Capital          Asset     Total
May 31,                                Value     Income Gain (Loss)   Total     Income    Gains   Total  Value Return(a)
--------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2002                                 $10.02       $.52      $  .13  $ .65       $(.52)   $  --  $(.52) $10.15      6.53%
 2001                                   9.50        .52         .51   1.03        (.51)      --   (.51)  10.02     11.00
 2000                                  10.68        .49       (1.14)  (.65)       (.50)    (.03)  (.53)   9.50     (6.18)
 1999                                  10.81        .50        (.10)   .40        (.50)    (.03)  (.53)  10.68      3.76
 1998                                  10.15        .52         .66   1.18        (.52)      --   (.52)  10.81     11.85
Class B (2/97)
 2002                                  10.03        .44         .13    .57        (.44)      --   (.44)  10.16      5.78
 2001                                   9.52        .45         .50    .95        (.44)      --   (.44)  10.03     10.07
 2000                                  10.70        .42       (1.15)  (.73)       (.42)    (.03)  (.45)   9.52     (6.88)
 1999                                  10.82        .42        (.08)   .34        (.43)    (.03)  (.46)  10.70      3.11
 1998                                  10.16        .43         .68   1.11        (.45)      --   (.45)  10.82     11.03
Class C (2/97)
 2002                                  10.01        .46         .13    .59        (.46)      --   (.46)  10.14      5.98
 2001                                   9.49        .47         .50    .97        (.45)      --   (.45)  10.01     10.41
 2000                                  10.67        .43       (1.14)  (.71)       (.44)    (.03)  (.47)   9.49     (6.73)
 1999                                  10.80        .44        (.10)   .34        (.44)    (.03)  (.47)  10.67      3.19
 1998                                  10.15        .46         .66   1.12        (.47)      --   (.47)  10.80     11.17
Class R (2/97)
 2002                                  10.01        .54         .15    .69        (.54)      --   (.54)  10.16      6.98
 2001                                   9.50        .54         .50   1.04        (.53)      --   (.53)  10.01     11.10
 2000                                  10.69        .51       (1.15)  (.64)       (.52)    (.03)  (.55)   9.50     (6.08)
 1999                                  10.81        .52        (.08)   .44        (.53)    (.03)  (.56)  10.69      4.08
 1998                                  10.16        .54         .66   1.20        (.55)      --   (.55)  10.81     11.98
--------------------------------------------------------------------------------------------------------------------------


Class
(Inception                                 Ratios/Supplemental Data
Date)                              -----------------------------------------
                                                        Ratio of
                                            Ratio of         Net
                                            Expenses  Investment
                                    Ending        to   Income to
                                       Net   Average     Average  Portfolio
Year Ended                          Assets       Net         Net   Turnover
May 31,                              (000) Assets(b)   Assets(b)       Rate
----------------------------------------------------------------------------
Class A (5/87)
 2002                              $32,638       .96%       5.05%        28%
 2001                               32,306      1.00        5.28         33
 2000                               32,448      1.26        4.94         54
 1999                               39,189       .96        4.61         23
 1998                               37,285      1.00        4.84         19
Class B (2/97)
 2002                                6,014      1.70        4.29         28
 2001                                4,916      1.75        4.53         33
 2000                                4,533      2.04        4.19         54
 1999                                4,424      1.68        3.90         23
 1998                                1,661      1.75        4.06         19
Class C (2/97)
 2002                                4,064      1.49        4.50         28
 2001                                2,995      1.55        4.73         33
 2000                                3,113      1.89        4.38         54
 1999                                2,464      1.49        4.10         23
 1998                                  875      1.55        4.25         19
Class R (2/97)
 2002                                  819       .75        5.25         28
 2001                                  746       .81        5.47         33
 2000                                1,342      1.11        5.16         54
 1999                                  864       .76        4.81         23
 1998                                  750       .80        5.03         19
----------------------------------------------------------------------------





(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .94%, 1.69%, 1.48% and .74% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.06%, 4.31%, 4.51% and 5.26% for classes A, B, C and R, respectively.




Section 5  Financial Highlights

Nuveen New Mexico Municipal Bond Fund



Class
(Inception
Date)                                                     Investment Operations          Less Distributions
                                                      -----------------------------  -------------------------

                                                                                           From
                                                                         Net             and in
                                                                   Realized/             Excess                 Ending
                                            Beginning        Net  Unrealized             of Net                    Net
Year Ended                                  Net Asset Investment  Investment         Investment  Capital         Asset     Total
May 31,                                         Value     Income Gain (Loss)   Total     Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2002                                          $10.23       $.49       $ .04  $ .53       $(.49)     $-- $(.49) $10.27      5.22%
 2001                                            9.66        .50         .56   1.06        (.49)      --  (.49)  10.23     11.11
 2000                                           10.58        .47        (.90)  (.43)       (.49)      --  (.49)   9.66     (4.09)
 1999                                           10.67        .49        (.09)   .40        (.49)      --  (.49)  10.58      3.74
 1998                                           10.16        .50         .51   1.01        (.50)      --  (.50)  10.67     10.17
Class B (2/97)
 2002                                           10.23        .41         .04    .45        (.41)      --  (.41)  10.27      4.43
 2001                                            9.66        .42         .56    .98        (.41)      --  (.41)  10.23     10.26
 2000                                           10.57        .40        (.90)  (.50)       (.41)      --  (.41)   9.66     (4.75)
 1999                                           10.67        .41        (.10)   .31        (.41)      --  (.41)  10.57      2.89
 1998                                           10.15        .43         .52    .95        (.43)      --  (.43)  10.67      9.46
Class C (2/97)
 2002                                           10.23        .43         .04    .47        (.43)      --  (.43)  10.27      4.61
 2001                                            9.65        .44         .57   1.01        (.43)      --  (.43)  10.23     10.61
 2000                                           10.58        .42        (.92)  (.50)       (.43)      --  (.43)   9.65     (4.71)
 1999                                           10.67        .43        (.09)   .34        (.43)      --  (.43)  10.58      3.22
 1998                                           10.16        .45         .51    .96        (.45)      --  (.45)  10.67      9.60
Class R (2/97)
 2002                                           10.26        .51         .03    .54        (.50)      --  (.50)  10.30      5.39
 2001                                            9.68        .52         .56   1.08        (.50)      --  (.50)  10.26     11.39
 2000                                           10.60        .49        (.90)  (.41)       (.51)      --  (.51)   9.68     (3.89)
 1999                                           10.70        .51        (.10)   .41        (.51)      --  (.51)  10.60      3.86
 1998                                           10.17        .53         .53   1.06        (.53)      --  (.53)  10.70     10.59
----------------------------------------------------------------------------------------------------------------------------------


Class
(Inception
Date)                                               Ratios/Supplemental Data
                                            ----------------------------------------
                                                                 Ratio of
                                                     Ratio of         Net
                                                     Expenses  Investment
                                             Ending        to   Income to
                                                Net   Average     Average  Portfolio
Year Ended                                   Assets       Net         Net   Turnover
May 31,                                       (000) Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------
Class A (9/92)
 2002                                       $45,882       .95%       4.76%        22%
 2001                                        46,358       .99        4.92         10
 2000                                        45,795      1.19        4.73         24
 1999                                        56,315       .91        4.58         14
 1998                                        54,959       .79        4.79         13
Class B (2/97)
 2002                                         4,485      1.70        4.01         22
 2001                                         3,393      1.73        4.17         10
 2000                                         2,717      1.97        3.98         24
 1999                                         2,721      1.67        3.82         14
 1998                                         1,408      1.53        4.03         13
Class C (2/97)
 2002                                         3,295      1.50        4.20         22
 2001                                         2,396      1.54        4.37         10
 2000                                         2,321      1.76        4.18         24
 1999                                         2,393      1.47        4.03         14
 1998                                         1,487      1.31        4.23         13
Class R (2/97)
 2002                                           547       .75        4.96         22
 2001                                           520       .79        5.12         10
 2000                                           434      1.01        4.91         24
 1999                                           479       .71        4.78         14
 1998                                           466       .58        5.01         13
-------------------------------------------------------------------------------------



(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .94%, 1.69%, 1.48% and .74% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.77%, 4.02%, 4.21% and 4.97% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Appendix  Additional State Information




                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Arizona



                       Arizona's economy is primarily based on services, tourism, and high technology manufacturing. The military, agriculture, and mining of primary metals still play a role in the State's economy. The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. Due to the high-tech contraction and the impact on tourism of the terrorist attacks, the state economy suffered a slowdown trend. However, the significant presence of defense industry is expected to benefit the local economy thanks to a large increase in the latest defense budget.



                       The statewide unemployment rate was 6.5% in July 2002, substantially higher than the previous year's average of 5.1% in July 2001 and also above the national average of 6% in July 2002. Per capita income was $25,479 in 2001, which is approximately 84% of the national average of $30,271.



                       The Arizona Constitution restricts the legislature's power to raise revenue by increasing property taxes. The State has also enacted limits on annual spending.



                       The State does not issue general obligation bonds but relies on capital outlays, revenue bonds, and other methods to finance projects. Each project is individually rated for its creditworthiness.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. While dividends paid out of income earned on Arizona municipal bonds are not subject to Arizona tax, if you are subject to tax in a state other than Arizona, these dividends may be included in calculating taxable income for that state. You will be subject to Arizona personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Arizona corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


Appendix

                       Colorado





                       Colorado's economy grew strongly in the last decade fueled by rapid growth in the telecommunications and high technology sectors. However, in the most recent national recession, the exposure to telecommunications and high technology, which are at the core of the slowdown, dragged the State's economy severely. Employment conditions deteriorated worse than the national average resulting in slower personal income growth. Homebuilding and commercial construction have also softened amid weakening demand and rising office vacancies. The recovery is expected to arrive later than it will in much of the rest of the nation.



                       Colorado's unemployment rate was 5.2% in July 2002, below the 6% national average in July 2002, but much higher than Colorado's 3.7% rate in July 2001. Per capita income grew 1.6% to $32,957 in 2001, which is above the national average of $30,271.



                       Colorado has no outstanding general obligation debt, but outstanding lease obligations are rated A1 by Moody's.
                       In June 2001, Standard & Poor's lowered its rating from AA to AA-. The downgrade reflected weakened state revenues that have fallen below the State's constitutional Taxpayer's Bill of Rights revenue limit for the first time since the voter initiative was passed in 1992. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Colorado personal income tax to the extent they are paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 or U.S. government securities. While dividends paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 are not subject to Colorado tax, if you are subject to tax in a state other than Colorado, these dividends may be included in calculating taxable income for that state. You will be subject to Colorado personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Colorado corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       New Mexico



                       New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing, and mining. The economy also benefits from the employment and technology base supplied by U.S. government scientific research facilities in Los Alamos, Albuquerque, and White Sands. In addition, crop and livestock remain a major part of the economy.



                       During the national recession, the State's economy has held up better than many other states thanks to the large governmental employment, especially defense related occupations. As the Bush administration stresses the importance of national defense and pushes for increased defense spending over this decade, the State's economy will continue to benefit from the significant defense industry presence. In addition, the State's tourism and gaming industries have not been hit as hard as some other destinations by the effect of the terrorism attacks because many destinations in New Mexico depend on drive-in tourists. These sectors are expected to play an increasing role in the State's economic growth in the long run.


                                                                       Appendix

                       New Mexico's unemployment rate was 6.6% in July 2002, above the national average of 6% in July 2002 and substantially higher than the 5% statewide average in July 2001. The State's per capita income rose 5.6% during 2001 to $23,162, which is approximately 76% of the national average of $30,271.



                       As of August 31, 2002, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will generally be subject to New Mexico personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction. Distributions of capital gains from the fund, or a sale of fund shares, may be eligible for a special New Mexico state tax deduction that is allowed for up to $1,000 in net capital gains of individual taxpayers.



                       While dividends paid out of income earned on New Mexico municipal bonds are not subject to New Mexico tax, if you are subject to tax in a state other than New Mexico, these dividends may be included in calculating taxable income for that state.



                       The treatment of corporate shareholders who pay New Mexico corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income



Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds
                 Arizona       Louisiana        North Carolina
                 California/2/ Maryland          Ohio
                 Colorado      Massachusetts/2/  Pennsylvania
                 Connecticut   Michigan          Tennessee
                 Florida       Missouri          Virginia
                 Georgia       New Jersey        Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.


You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.



The funds' Investment Company Act file number is 811-07747.


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.
2. Long-term and insured long-term portfolios.


[LOGO] Nuveen Investments

       Nuveen Investments
       333 West Wacker Drive
       Chicago, IL 60606-1286

       (800) 257-8787
       www.nuveen.com


                                                                MPR-MS2-0902 NA

                                                                  NUVEEN
                                                                     Investments
--------------------------------------------------------------------------------
Municipal Bond
Fund

                     P R O S P E C T U S   S E P T E M B E R  2 7, 2 0 0 2

--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

                      Florida


                      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

[GRAPHIC] Investment Strategy

[GRAPHIC] Risks

[GRAPHIC] Fees, Charges and Expenses

[GRAPHIC] Shareholder Instructions

[GRAPHIC] Performance and Current Portfolio Information


                                Table of Contents

Section 1  The Fund

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
--------------------------------------------------------------------------------
Nuveen Florida Municipal Bond Fund                                             2
--------------------------------------------------------------------------------

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Fund                                                          4
--------------------------------------------------------------------------------
What Securities We Invest In                                                   5
--------------------------------------------------------------------------------
How We Select Investments                                                      6
--------------------------------------------------------------------------------
What the Risks Are                                                             7
--------------------------------------------------------------------------------
How We Manage Risk                                                             8
--------------------------------------------------------------------------------

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                    9
--------------------------------------------------------------------------------
How to Reduce Your Sales Charge                                               10
--------------------------------------------------------------------------------
How to Buy Shares                                                             11
--------------------------------------------------------------------------------
Systematic Investing                                                          11
--------------------------------------------------------------------------------
Systematic Withdrawal                                                         12
--------------------------------------------------------------------------------
Special Services                                                              13
--------------------------------------------------------------------------------
How to Sell Shares                                                            14
--------------------------------------------------------------------------------

Section 4  General Information

This section summarizes the fund's distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            16
--------------------------------------------------------------------------------
Distribution and Service Plans                                                17
--------------------------------------------------------------------------------
Net Asset Value                                                               18
--------------------------------------------------------------------------------
Fund Service Providers                                                        18
--------------------------------------------------------------------------------

Section 5  Financial Highlights

This section provides the fund's financial performance
for the past five years.                                                      19
--------------------------------------------------------------------------------

Appendix   Additional State Information                                       20
--------------------------------------------------------------------------------

                                                             September 27, 2002


Section 1  The Fund

                          Nuveen Florida Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION


                       This prospectus is intended to provide important information to help you evaluate whether the Nuveen Mutual Fund listed above may be right for you. Please read it carefully before investing and keep it for future reference.






 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE     NO BANK GUARANTEE

                                                            Section 1  The Fund

                                    [GRAPHIC]


         NUVEEN FLORIDA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Florida bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed




The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).







Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and




R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/





                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns

                             1992    8.7
                             1993   13.3
                             1994   -5.6
                             1995   16.4
                             1996    2.6
                             1997    8.5
                             1998    5.5
                             1999   -3.4
                             2000    9.4
                             2001    3.5


Section 1  The Fund

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.10% and -5.82%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2001
               Class Returns Before Taxes 1 Year    5 Year   10 Year
               -------------------------------------------------------
                Class A (Offer)            (.89%)   3.71%     5.23%
                Class B                   (1.20%)   3.68%     5.15%
                Class C                    2.96%    4.03%     5.11%
                Class R                    3.70%    4.82%     5.79%
               -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           (.89%)   3.68%     5.20%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.49%    3.99%     5.29%
               -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond
                  Index2                   5.13%    5.98%     6.63%
                Lipper Peer Group3         4.67%    4.90%     5.94%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.90%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper Florida Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Florida Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 Annual Fund Operating Expenses/11/


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .13%  .13%  .13% .13%
           Total Annual Fund Operating
           Expenses--Gross+                    .87% 1.62% 1.42% .67%



           +After Expense Reimbursements
             Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
             Total Annual Fund Operating
             Expenses--Net                 .86%  1.61%  1.41%   .66%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  505 $  565 $  145 $ 68 $  505 $  165 $  145 $ 68
         3 Years    $  686 $  811 $  449 $214 $  686 $  511 $  449 $214
         5 Years    $  882 $  981 $  776 $373 $  882 $  881 $  776 $373
         10 Years   $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835

................................................................................

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                            Section 1  The Fund

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUND

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the fund's investment portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                       The NIM advisers are wholly owned subsidiaries of The John Nuveen Company. Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $82.9 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of the fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Thomas J. O'Shaughnessy has been the portfolio manager for the Florida Fund since July 1998. Mr. O'Shaughnessy has been a portfolio manager for Nuveen Advisory since 1991, a Vice President (since 2002) formerly, Assistant Vice President (since 1998) and he currently manages investments for eighteen Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the fund paid .54% in management fees to Nuveen Advisory as a percentage of net assets.

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       The fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The fund invests primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the fund will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The fund may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the fund may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the fund will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the fund adequately for the additional interest rate risk the fund must assume, the fund will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds


                       The fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the fund's investment adviser. If suitable municipal bonds from a


                                            Section 2  How We Manage Your Money
                       specific state are not available at attractive prices and yields, the fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       The fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments


                       Under normal market conditions, the fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The fund may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the fund invests in taxable securities, it may not achieve its investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                       Forwards and Delayed-Delivery Settlement

                       The fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if the fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.



                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       Nuveen Advisory selects municipal bonds for the fund based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of the fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


Section 2  How We Manage Your Money

                       Portfolio Turnover

                       The fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The fund intends to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. The fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

                       Credit risk: The fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if the fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in Florida and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information."

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, the fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The fund limits this investment risk generally by restricting the type and maturities of municipal bonds it purchases, and by diversifying its investment portfolio geographically within Florida, as well as across different industry sectors.

                       Investment Limitations

                       The fund has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. As a diversified fund, the fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        .  10% in borrowings (33% if used to meet redemptions).

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                       Hedging and Other Defensive Investment Strategies

                       The fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of the fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       The fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the fund's investments. The fund, however, has no present intent to use these strategies.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
 Amount of Purchase                 Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                4.38%                       3.70%
 $50,000 but less than $100,000             4.00%                4.18%                       3.50%
 $100,000 but less than $250,000            3.50%                3.63%                       3.00%
 $250,000 but less than $500,000            2.50%                2.56%                       2.00%
 $500,000 but less than $1,000,000          2.00%                2.04%                       1.50%
 $1,000,000 and over                        --/1/                   --                      1.00%/1/

                      1 You can buy $1 million or more of Class A shares at net
                        asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC, based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
               CDSC                  5%  4%  4%  3%  2%  1%   None

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

 Class A Sales Charge     Class A Sales Charge        Class R Eligibility
 Reductions               Waivers                     . Certain employees
 . Rights of accumulation . Nuveen Defined Portfolio    and directors of
 . Letter of intent         or Exchange-Traded          Nuveen or employees
 . Group purchase           Fund reinvestment           of authorized dealers
                          . Certain employees and     . Bank trust
                            directors of Nuveen or      departments
                            employees of authorized
                            dealers
                          . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The fund may modify or discontinue these programs at any time.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       By Mail


                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in the fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                            [Chart showing effect of systematic investing and
                       dividend reinvestment]



                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The exchange privilege is not intended to allow you to use the fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, the fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                       The fund may change or cancel its exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the fund does not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail


                       You can sell your shares at any time by sending a written request to the fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:


                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.


                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                       Redemptions In-Kind

                       The fund generally pays redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund has set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the fund, this section includes important details about how the fund makes distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The fund pays tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The fund declares dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the fund invests primarily in municipal bonds from Florida, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal income tax and the Florida intangible personal property tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.

                       Although the fund does not seek to realize taxable income or capital gains, the fund may realize and distribute taxable income or capital gains from time to time as a result of the fund's normal investment activities. The fund's distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The fund's taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

Section 4  General Information

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the fund with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields


                       To Equal a Tax-Free Yield of:
                                     3.00%      4.00%      5.00%     6.00%
                      Tax Bracket:   A Taxable Investment Would Need to Yield:
                    ----------------------------------------------------------
                      27%            4.11%      5.48%      6.85%     8.22%
                    ..........................................................
                      30%            4.28%      5.71%      7.14%     8.57%
                      35%            4.62%      6.15%      7.69%     9.23%
                      38.6%          4.89%      6.51%      8.14%     9.77%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the fund's shares. In this capacity, Nuveen manages the offering of the fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, the fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers,

                                                 Section 4  General Information
                       including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of the fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the fund's Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       Effective November 1, 2002, the custodian of the assets of the fund will be State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, which also will provide certain accounting services to the fund. Effective October 4, 2002, the fund's transfer, shareholder services and dividend paying agent will be Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, which will perform bookkeeping, data processing and administrative services for the maintenance of shareholder accounts. Prior to those dates, the funds' custodian is The Chase Manhattan Bank and the funds' transfer, shareholder services and dividend paying agent is Chase Global Funds Services Company.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the SAI and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen Florida Municipal Bond Fund



                                             Investment Operations          Less Distributions
Class (Inception Date)                   -----------------------------  --------------------------


                                                            Net           From and
                                                      Realized/          in Excess                  Ending
                               Beginning        Net  Unrealized             of Net                     Net
                               Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                 Value     Income Gain (Loss)   Total     Income    Gains   Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------

Class A (6/90)
 2002                             $10.34       $.54       $(.05) $ .49       $(.55)   $  --  $(.55) $10.28      4.84%
 2001                               9.97        .56         .36    .92        (.55)      --   (.55)  10.34      9.35
 2000                              10.76        .54        (.77)  (.23)       (.55)    (.01)  (.56)   9.97     (2.17)
 1999                              10.94        .55        (.14)   .41        (.55)    (.04)  (.59)  10.76      3.78
 1998                              10.60        .56         .34    .90        (.55)    (.01)  (.56)  10.94      8.67

Class B (2/97)
 2002                              10.33        .47        (.06)   .41        (.47)      --   (.47)  10.27      4.06
 2001                               9.96        .48         .36    .84        (.47)      --   (.47)  10.33      8.53
 2000                              10.77        .46        (.79)  (.33)       (.47)    (.01)  (.48)   9.96     (3.10)
 1999                              10.95        .47        (.14)   .33        (.47)    (.04)  (.51)  10.77      3.05
 1998                              10.61        .48         .35    .83        (.48)    (.01)  (.49)  10.95      7.89

Class C (9/95)
 2002                              10.34        .49        (.05)   .44        (.50)      --   (.50)  10.28      4.29
 2001                               9.97        .50         .36    .86        (.49)      --   (.49)  10.34      8.78
 2000                              10.77        .48        (.78)  (.30)       (.49)    (.01)  (.50)   9.97     (2.79)
 1999                              10.95        .49        (.14)   .35        (.49)    (.04)  (.53)  10.77      3.22
 1998                              10.60        .50         .36    .86        (.50)    (.01)  (.51)  10.95      8.20

Class R (2/97)
 2002                              10.33        .56        (.05)   .51        (.57)      --   (.57)  10.27      5.07
 2001                               9.96        .58         .35    .93        (.56)      --   (.56)  10.33      9.54
 2000                              10.76        .56        (.78)  (.22)       (.57)    (.01)  (.58)   9.96     (2.07)
 1999                              10.94        .57        (.14)   .43        (.57)    (.04)  (.61)  10.76      4.01
 1998                              10.60        .58         .35    .93        (.58)    (.01)  (.59)  10.94      8.91
----------------------------------------------------------------------------------------------------------------------


                                         Ratios/Supplemental Data
Class (Inception Date)         -------------------------------------------
                                                       Ratio of
                                           Ratio of         Net
                                           Expenses  Investment
                                                 to   Income to
                               Ending Net   Average     Average  Portfolio
                                   Assets       Net         Net   Turnover
Year Ended May 31,                  (000) Assets(b)   Assets(b)       Rate
---------------------------------------------------------------------------

Class A (6/90)
 2002                            $244,023       .87%       5.24%        17%
 2001                             239,837       .88        5.42         22
 2000                             250,178      1.02        5.27         18
 1999                             297,505       .84        5.00         19
 1998                             292,399       .84        5.13         14

Class B (2/97)
 2002                              28,120      1.62        4.49         17
 2001                              22,629      1.63        4.67         22
 2000                              17,476      1.79        4.52         18
 1999                              15,768      1.59        4.25         19
 1998                               5,266      1.59        4.35         14

Class C (9/95)
 2002                              25,932      1.42        4.69         17
 2001                              19,961      1.43        4.87         22
 2000                              17,167      1.59        4.72         18
 1999                              16,034      1.39        4.45         19
 1998                               7,646      1.39        4.58         14

Class R (2/97)
 2002                              60,302       .67        5.44         17
 2001                              58,694       .68        5.62         22
 2000                              56,943       .83        5.47         18
 1999                              61,496       .64        5.20         19
 1998                              56,428       .64        5.33         14
---------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .86%, 1.61%, 1.41%, and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.25%, 4.50%, 4.70% and 5.45% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Appendix  Additional State Information




                       Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the fund. The discussion includes general state tax information related to an investment in the fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Florida



                       Florida's service-based economy, although having experienced weakness with the national economic recession, has performed reasonably well. A budget for fiscal 2003 was approved by the legislature during a special session in May and included a fully funded budget stabilization fund of $958 million. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above national averages, but are still moderate at 3.4% of personal income.



                       Unemployment is declining and job creation has begun again slowly, with the tourist industry leading the way. Arrivals and hotel occupancy have risen in all major markets in the state, though the pace remains below year ago levels. Florida's unemployment rate of 5.4% in July 2002 reflects an increase from the 4.9% statewide average in July 2001, but is lower than its 5.7% average in January 2002. The national average for July 2002 is 6%. Florida's 2001 per capita income of $28,493 is approximately 94% of the national average of $30,271 and slightly above regional levels.



                       Longer term, the state will continue to be an attractive tourist destination and will continue to attract businesses. Florida's high population growth is slowing from its previous pace of about 24% during the 1990's to projections of about 18% for the next decade. The housing market boom also continues throughout the state.



                       As of August 31, 2002, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       Shares of the fund will generally not be subject to the Florida intangible personal property tax if the fund meets certain levels with respect to its holdings of Florida municipal bonds and U.S. Government securities. If the fund holds other taxable securities, then your shares in the fund may be subject to the Florida intangible personal property tax, except that the portion of your shares attributable to the fund's investments in U.S. Government securities will not be subject to the tax.


Appendix

                       While dividends paid by the fund to individuals who are residents of Florida are not subject to personal income taxation in Florida, if you are subject to income tax in a state other than Florida, the dividends that result from Florida municipal bonds may be subject to income tax in that state.



                       Corporate shareholders of the fund may be subject to the Florida corporate income tax. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                                                                       Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income



Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

                 Arizona       Louisiana        North Carolina
                 California/2/ Maryland         Ohio
                 Colorado      Massachusetts/2/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the fund's investments is available in the fund's annual and semi-annual report to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.


You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.



The fund's Investment Company Act file number is 811-07747.


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.
2. Long-term and insured long-term portfolios.


[LOGO] Nuveen Investments

       Nuveen Investments
       333 West Wacker Drive
       Chicago, IL. 60606-1286

       (800) 257-8787
       www.nuveen.com


                                                                 MPR-FL-0902 NA

                                                                  NUVEEN
                                                                     Investments
--------------------------------------------------------------------------------
Municipal Bond
Funds

                     P R O S P E C T U S   S E P T E M B E R  2 7, 2 0 0 2

--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

                      Maryland
                      Pennsylvania
                      Virginia


                      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

[GRAPHIC] Investment Strategy

[GRAPHIC] Risks

[GRAPHIC] Fees, Charges and Expenses

[GRAPHIC] Shareholder Instructions

[GRAPHIC] Performance and Current Portfolio Information


                                Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
--------------------------------------------------------------------------------
Nuveen Maryland Municipal Bond Fund                                            2
--------------------------------------------------------------------------------
Nuveen Pennsylvania Municipal Bond Fund                                        4
--------------------------------------------------------------------------------
Nuveen Virginia Municipal Bond Fund                                            6
--------------------------------------------------------------------------------

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                          8
--------------------------------------------------------------------------------
What Securities We Invest In                                                   9
--------------------------------------------------------------------------------
How We Select Investments                                                     10
--------------------------------------------------------------------------------
What the Risks Are                                                            11
--------------------------------------------------------------------------------
How We Manage Risk                                                            11
--------------------------------------------------------------------------------

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   13
--------------------------------------------------------------------------------
How to Reduce Your Sales Charge                                               14
--------------------------------------------------------------------------------
How to Buy Shares                                                             15
--------------------------------------------------------------------------------
Systematic Investing                                                          15
--------------------------------------------------------------------------------
Systematic Withdrawal                                                         16
--------------------------------------------------------------------------------
Special Services                                                              17
--------------------------------------------------------------------------------
How to Sell Shares                                                            18
--------------------------------------------------------------------------------

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            20
--------------------------------------------------------------------------------
Distribution and Service Plans                                                21
--------------------------------------------------------------------------------
Net Asset Value                                                               22
--------------------------------------------------------------------------------
Fund Service Providers                                                        22
--------------------------------------------------------------------------------

Section 5  Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                      23
--------------------------------------------------------------------------------

Appendix   Additional State Information                                       26
--------------------------------------------------------------------------------

                                                             September 27, 2002


Section 1  The Funds

                     Nuveen Maryland Municipal Bond Fund
                     Nuveen Pennsylvania Municipal Bond Fund
                     Nuveen Virginia Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.






 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE       NO BANK GUARANTEE

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN MARYLAND MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Maryland bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed






The chart and table that follow illustrate annual fund returns for each of the past nine years as well as average annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past nine years (and consequently, the potential rewards and risks of a fund investment).





Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993 8.3
                             1994 -6.5
                             1995 16.9
                             1996 3.6
                             1997 7.6
                             1998 5.6
                             1999 -5.1
                             2000 10.7
                             2001 4.9

Section 1  The Funds

During the nine years ended December 31, 2001, the highest and lowest quarterly returns were 7.46% and -3.40%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                                                              Since
               Class Returns Before Taxes 1 Year   5 Year   Inception
               -------------------------------------------------------
               Class A (Offer)            .51%     3.70%      5.14%
               Class B                    .09%     3.67%      5.01%
               Class C                    4.33%    4.03%      4.94%
               Class R                    4.97%    4.79%      5.84%
               -------------------------------------------------------
               Class A (Offer) Returns:
                 After Taxes on
                   Distributions          .51%     3.68%      5.12%
                 After Taxes on
                   Distributions and
                   Sale of Shares         2.12%    3.88%      5.09%
               -------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/  5.13%    5.98%      6.72%
               Lipper Peer Group/3/       4.22%    4.76%      5.80%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment


            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None



1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 4.36%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Maryland Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .22%  .22%  .22% .22%
           Total Annual Fund Operating
           Expenses--Gross+                    .97% 1.72% 1.52% .77%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                 .96%  1.71%  1.51%   .76%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  515 $  575 $  155 $ 79 $  515 $  175 $  155 $ 79

         3 Years    $  716 $  842 $  480 $246 $  716 $  542 $  480 $246

         5 Years    $  934 $1,033 $  829 $428 $  934 $  933 $  829 $428

         10 Years   $1,560 $1,831 $1,813 $954 $1,560 $1,831 $1,813 $954



 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND



Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Pennsylvania bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.


How the Fund Has Performed




The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and 10-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and


R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1992     9.8
                            1993    11.1
                            1994    -4.2
                            1995    15.3
                            1996     3.8
                            1997    10.0
                            1998     5.5
                            1999    -5.5
                            2000    10.8
                            2001     6.4




                                                                             4


Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 5.63% and -4.45%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            1.92%     4.36%     5.64%
                Class B                    1.64%     4.36%     5.59%
                Class C                    5.95%     4.71%     5.52%
                Class R                    6.73%     5.47%     6.21%
                -------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distributions          1.92%     4.31%     5.62%
                  After Taxes on
                    Distributions and
                    Sale of Shares         3.16%     4.50%     5.65%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.51%     4.79%     5.98%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.61%.

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
3. Peer Group returns reflect the performance of the Lipper Pennsylvania Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Pennsylvania Municipal Debt category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .22%  .22%  .22% .22%
           Total Annual Fund Operating
           Expenses--Gross+                    .97% 1.72% 1.52% .77%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                 .96%  1.71%  1.51%   .76%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  515 $  575 $  155 $ 79 $  515 $  175 $  155 $ 79
         3 Years    $  716 $  842 $  480 $246 $  716 $  542 $  480 $246
         5 Years    $  934 $1,033 $  829 $428 $  934 $  933 $  829 $428
         10 Years   $1,560 $1,831 $1,813 $954 $1,560 $1,831 $1,813 $954


4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN VIRGINIA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Virginia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and 10-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and


R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /


                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1992   9.3
                            1993  12.4
                            1994  -5.5
                            1995  16.3
                            1996   4.0
                            1997   9.4
                            1998   6.1
                            1999  -4.2
                            2000  10.8
                            2001   4.2


Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.58% and -5.14%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2001
               Class Returns Before Taxes 1 Year    5 Year   10 Year
               -------------------------------------------------------
               Class A (Offer)            (.15%)    4.24%     5.62%
               Class B                    (.48%)    4.19%     5.54%
               Class C                     3.71%    4.58%     5.49%
               Class R                     4.48%    5.35%     6.18%
               -------------------------------------------------------
               Class A (Offer) Returns:
                 After Taxes on
                   Distributions           (.15%)   4.22%     5.54%
                After Taxes on
                  Distributions and
                  Sale of Shares           1.80%    4.39%     5.56%
               -------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/   5.13%    5.98%     6.63%
               Lipper Peer Group/3/        4.37%    5.05%     5.88%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.52.%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper Virginia Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Virginia Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .15%  .15%  .15% .15%
           Total Annual Fund Operating
           Expenses--Gross+                    .89% 1.64% 1.44% .69%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                 .88%  1.63%  1.43%   .68%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  507 $  567 $  147 $ 70 $  507 $  167 $  147 $ 70
         3 Years    $  692 $  817 $  456 $221 $  692 $  517 $  456 $221
         5 Years    $  892 $  992 $  787 $384 $  892 $  892 $  787 $384
         10 Years   $1,470 $1,743 $1,724 $859 $1,470 $1,743 $1,724 $859


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                       The NIM advisers are wholly owned subsidiaries of The John Nuveen Company. Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $82.9 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Paul Brennan has been the portfolio manager for the Maryland and Virginia Funds since August 1999 and previously was a portfolio manager for Flagship Financial (since 1991). Mr. Brennan has been a portfolio manager for Nuveen Advisory since 1997. Mr. Brennan is currently a Vice President (since 2002) formerly, Assistant Vice President of Nuveen Advisory. He currently manages investments for twenty-five Nuveen-sponsored investment companies.



                       Thomas J. O'Shaughnessy has been the portfolio manager for the Pennsylvania Fund since July 1998. Mr. O'Shaughnessy has been a portfolio manager for Nuveen Advisory since 1991, a Vice President (since 2002), formerly, Assistant Vice President (since 1998) and he currently manages investments for eighteen Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

                  Nuveen Maryland Municipal Bond Fund     .55%
                  ............................................
                  Nuveen Pennsylvania Municipal Bond Fund .55%
                  ............................................
                  Nuveen Virginia Municipal Bond Fund     .54%
                  ............................................

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels-rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds


                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest


                                           Section 2   How We Manage Your Money
                       in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments


                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.



                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains.

Section 2   How We Manage Your Money

                       Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the funds, because they are "non-diversified" funds which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit

                                            Section 2  How We Manage Your Money
                       your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        .  10% in borrowings (33% if used to meet redemptions).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                            Authorized Dealer
                                Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase              Public Offering Price Net Amount Invested  Publc Offering Price
Less than $50,000                       4.20%                4.38%                3.70%
$50,000 but less than $100,000          4.00%                4.18%                3.50%
$100,000 but less than $250,000         3.50%                3.63%                3.00%
$250,000 but less than $500,000         2.50%                2.56%                2.00%
$500,000 but less than
$1,000,000                              2.00%                2.04%                1.50%
$1,000,000 and over                     --/1/                   --                1.00%/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                    Section 3   How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase  0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                   5%  4%  4%  3%  2%  1%   None

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined Portfolio    directors of Nuveen or
.. Letter of intent         or Exchange-Traded Fund     employees of authorized
.. Group purchase           reinvestment                dealers
                         . Certain employees and     . Bank trust departments
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       By Mail


                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             [Chart showing effects of systematic investing and
                       dividend reinvestment]


                       Systematic Investing Graph

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail


                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:


                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.





                                    [GRAPHIC]




An Important Note About Telephone Transactions.


Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


             [GRAPHIC]

             DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

Section 4  General Information

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields


                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%

                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------
                      27%          4.11%          5.48%    6.85%    8.22%
                      30%          4.29%          5.71%    7.14%    8.57%
                      35%          4.62%          6.15%    7.69%    9.23%
                      38.6%        4.89%          6.51%    8.14%    9.77%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


             [GRAPHIC]

             DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for

                                                 Section 4  General Information

                       Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       Effective November 1, 2002, the custodian of the assets of the fund will be State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, which also will provide certain accounting services to the funds. Effective October 4, 2002, the funds' transfer, shareholder services and dividend paying agent will be Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, which will perform bookkeeping, data processing and administrative services for the maintenance of shareholder accounts. Prior to those dates, the funds' custodian is The Chase Manhattan Bank and the funds' transfer, shareholder services and dividend paying agent is Chase Global Funds Services Company.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen Maryland Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------


                                                                          Net
                                                                    Realized/                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value     Income Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2002 (c)                                       $10.14       $.50       $ .09  $ .59       $(.49)   $  --  $(.49) $10.24
 2001                                             9.55        .48         .58   1.06        (.47)      --   (.47)  10.14
 2000                                            10.46        .47        (.86)  (.39)       (.49)    (.03)  (.52)   9.55
 1999                                            10.56        .49        (.11)   .38        (.48)      --   (.48)  10.46
 1998                                            10.25        .48         .32    .80        (.49)      --   (.49)  10.56

Class B (3/97)
 2002 (c)                                        10.15        .42         .10    .52        (.41)      --   (.41)  10.26
 2001                                             9.56        .41         .58    .99        (.40)      --   (.40)  10.15
 2000                                            10.47        .40        (.86)  (.46)       (.42)    (.03)  (.45)   9.56
 1999                                            10.56        .41        (.10)   .31        (.40)      --   (.40)  10.47
 1998                                            10.25        .41         .31    .72        (.41)      --   (.41)  10.56

Class C (9/94)
 2002 (c)                                        10.14        .44         .09    .53        (.43)      --   (.43)  10.24
 2001                                             9.56        .43         .57   1.00        (.42)      --   (.42)  10.14
 2000                                            10.46        .42        (.86)  (.44)       (.43)    (.03)  (.46)   9.56
 1999                                            10.56        .43        (.11)   .32        (.42)      --   (.42)  10.46
 1998                                            10.24        .43         .32    .75        (.43)      --   (.43)  10.56

Class R (12/91)
 2002 (c)                                        10.16        .52         .10    .62        (.51)      --   (.51)  10.27
 2001                                             9.58        .50         .57   1.07        (.49)      --   (.49)  10.16
 2000                                            10.48        .49        (.85)  (.36)       (.51)    (.03)  (.54)   9.58
 1999                                            10.58        .51        (.11)   .40        (.50)      --   (.50)  10.48
 1998                                            10.26        .51         .32    .83        (.51)      --   (.51)  10.58
-------------------------------------------------------------------------------------------------------------------------


                                                                Ratios/Supplemental Data
Class (Inception Date)                                  ----------------------------------------
                                                                             Ratio of
                                                                 Ratio of         Net
                                                                 Expenses  Investment
                                                         Ending        to   Income to
                                                            Net   Average     Average  Portfolio
                                                 Total   Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)    (000) Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------

Class A (9/94)
 2002 (c)                                         5.88% $29,178       .97%       4.84%         4%
 2001                                            11.36   26,137      1.00        4.82         28
 2000                                            (3.71)  22,694      1.12        4.79         19
 1999                                             3.65   22,093       .95        4.63         29
 1998                                             7.95   17,427       .94        4.62          7

Class B (3/97)
 2002 (c)                                         5.18   10,588      1.72        4.08          4
 2001                                            10.53    6,474      1.74        4.08         28
 2000                                            (4.44)   4,694      1.87        4.04         19
 1999                                             2.95    4,732      1.71        3.90         29
 1998                                             7.16    2,332      1.69        3.85          7

Class C (9/94)
 2002 (c)                                         5.32    7,925      1.52        4.28          4
 2001                                            10.64    6,046      1.55        4.28         28
 2000                                            (4.16)   5,290      1.68        4.25         19
 1999                                             3.07    4,089      1.51        4.10         29
 1998                                             7.44    2,606      1.49        4.07          7

Class R (12/91)
 2002 (c)                                         6.20   40,444       .77        5.03          4
 2001                                            11.41   40,619       .80        5.03         28
 2000                                            (3.43)  38,840       .92        4.99         19
 1999                                             3.82   44,411       .75        4.83         29
 1998                                             8.23   44,599       .74        4.82          7
-------------------------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .96%, 1.71%, 1.51% and .76% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.85%, 4.09%, 4.29% and 5.05% for classes A, B, C and R, respectively.




(c) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. This change increased each of the ratios of net investment income to average net assets by .02% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                                Section 5  Financial Highlights

Nuveen Pennsylvania Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------


                                                                     Net           From and
                                                               Realized/          in Excess                  Ending
                                        Beginning        Net  Unrealized             of Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value     Income Gain (Loss)   Total     Income    Gains   Total  Value Return(a)
-------------------------------------------------------------------------------------------------------------------------------

Class A (10/86)
 2002                                      $10.06       $.51      $  .11  $ .62       $(.52)   $  --  $(.52) $10.16      6.39%
 2001                                        9.38        .53         .66   1.19        (.51)      --   (.51)  10.06     12.81
 2000                                       10.45        .50       (1.03)  (.53)       (.51)    (.03)  (.54)   9.38     (5.21)
 1999                                       10.68        .53        (.17)   .36        (.53)    (.06)  (.59)  10.45      3.42
 1998                                       10.25        .56         .45   1.01        (.56)    (.02)  (.58)  10.68     10.05

Class B (2/97)
 2002                                       10.07        .44         .11    .55        (.45)      --   (.45)  10.17      5.54
 2001                                        9.40        .46         .65   1.11        (.44)      --   (.44)  10.07     11.97
 2000                                       10.47        .42       (1.03)  (.61)       (.43)    (.03)  (.46)   9.40     (5.91)
 1999                                       10.70        .45        (.17)   .28        (.45)    (.06)  (.51)  10.47      2.66
 1998                                       10.27        .48         .45    .93        (.48)    (.02)  (.50)  10.70      9.23

Class C (2/94)
 2002                                       10.04        .46         .11    .57        (.47)      --   (.47)  10.14      5.74
 2001                                        9.37        .48         .65   1.13        (.46)      --   (.46)  10.04     12.21
 2000                                       10.44        .44       (1.03)  (.59)       (.45)    (.03)  (.48)   9.37     (5.73)
 1999                                       10.68        .47        (.17)   .30        (.48)    (.06)  (.54)  10.44      2.80
 1998                                       10.25        .50         .45    .95        (.50)    (.02)  (.52)  10.68      9.50

Class R (2/97)
 2002                                       10.05        .54         .11    .65        (.55)      --   (.55)  10.15      6.53
 2001                                        9.38        .55         .65   1.20        (.53)      --   (.53)  10.05     13.01
 2000                                       10.44        .51       (1.01)  (.50)       (.53)    (.03)  (.56)   9.38     (4.93)
 1999                                       10.68        .55        (.17)   .38        (.56)    (.06)  (.62)  10.44      3.55
 1998                                       10.25        .58         .45   1.03        (.58)    (.02)  (.60)  10.68     10.30
-------------------------------------------------------------------------------------------------------------------------------


                                                Ratios/Supplemental Data
Class (Inception Date)                  ----------------------------------------
                                                             Ratio of
                                                 Ratio of         Net
                                                 Expenses  Investment
                                         Ending        to   Income to
                                            Net   Average     Average  Portfolio
                                         Assets       Net         Net   Turnover
Year Ended May 31,                        (000) Assets(b)   Assets(b)       Rate
---------------------------------------------------------------------------------

Class A (10/86)
 2002                                   $64,526       .97%       5.04%        16%
 2001                                    60,278      1.00        5.37         21
 2000                                    55,564      1.10        5.06         16
 1999                                    70,865       .69        5.00         18
 1998                                    65,826       .61        5.28         20

Class B (2/97)
 2002                                    11,691      1.72        4.28         16
 2001                                     9,440      1.75        4.62         21
 2000                                     7,809      1.87        4.32         16
 1999                                     7,966      1.45        4.25         18
 1998                                     2,640      1.34        4.50         20

Class C (2/94)
 2002                                    14,028      1.52        4.47         16
 2001                                    10,152      1.55        4.82         21
 2000                                     9,672      1.64        4.52         16
 1999                                    13,167      1.25        4.45         18
 1998                                     8,912      1.16        4.73         20

Class R (2/97)
 2002                                    56,836       .77        5.24         16
 2001                                    55,290       .80        5.57         21
 2000                                    51,788       .91        5.26         16
 1999                                    61,044       .49        5.20         18
 1998                                    61,180       .41        5.48         20
---------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .96%, 1.71%, 1.51% and .76% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.05%, 4.29%, 4.49% and 5.25% for classes A, B, C and R, respectively.




Section 5  Financial Highlights

Nuveen Virginia Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------


                                                                     Net
                                                               Realized/                                     Ending
                                        Beginning        Net  Unrealized                Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value     Income Gain (Loss)   Total     Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------------

Class A (3/86)
 2002 (c)                                  $10.69       $.55       $(.06) $ .49       $(.53)   $  --  $(.53) $10.65     4.69%
 2001                                       10.10        .54         .58   1.12        (.53)      --   (.53)  10.69     11.27
 2000                                       10.93        .53        (.83)  (.30)       (.52)    (.01)  (.53)  10.10    (2.72)
 1999                                       11.06        .53        (.10)   .43        (.53)    (.03)  (.56)  10.93      3.95
 1998                                       10.66        .56         .41    .97        (.56)    (.01)  (.57)  11.06      9.30

Class B (2/97)
 2002 (c)                                   10.67        .46        (.05)   .41        (.45)      --   (.45)  10.63      3.93
 2001                                       10.10        .46         .56   1.02        (.45)      --   (.45)  10.67     10.26
 2000                                       10.93        .45        (.82)  (.37)       (.45)    (.01)  (.46)  10.10    (3.44)
 1999                                       11.06        .45        (.10)   .35        (.45)    (.03)  (.48)  10.93      3.20
 1998                                       10.66        .48         .41    .89        (.48)    (.01)  (.49)  11.06      8.53

Class C (10/93)
 2002 (c)                                   10.67        .49        (.06)   .43        (.47)      --   (.47)  10.63      4.13
 2001                                       10.10        .48         .57   1.05        (.48)      --   (.48)  10.67     10.50
 2000                                       10.92        .47        (.81)  (.34)       (.47)    (.01)  (.48)  10.10    (3.16)
 1999                                       11.06        .47        (.11)   .36        (.47)    (.03)  (.50)  10.92      3.30
 1998                                       10.65        .50         .42    .92        (.50)    (.01)  (.51)  11.06      8.81

Class R (2/97)
 2002 (c)                                   10.67        .57        (.05)   .52        (.56)      --   (.56)  10.63      4.93
 2001                                       10.10        .56         .56   1.12        (.55)      --   (.55)  10.67     11.32
 2000                                       10.93        .55        (.82)  (.27)       (.55)    (.01)  (.56)  10.10    (2.49)
 1999                                       11.06        .56        (.10)   .46        (.56)    (.03)  (.59)  10.93      4.18
 1998                                       10.66        .59         .41   1.00        (.59)    (.01)  (.60)  11.06      9.54
------------------------------------------------------------------------------------------------------------------------------


                                                 Ratios/Supplemental Data
Class (Inception Date)                  -----------------------------------------
                                                              Ratio of
                                                  Ratio of         Net
                                                  Expenses  Investment
                                          Ending        to   Income to
                                             Net   Average     Average  Portfolio
                                          Assets       Net         Net   Turnover
Year Ended May 31,                         (000) Assets(b)   Assets(b)       Rate
----------------------------------------------------------------------------------

Class A (3/86)
 2002 (c)                               $141,987       .89%       5.08%        11%
 2001                                    136,248       .91        5.14         17
 2000                                    125,522      1.00        5.07         22
 1999                                    138,941       .86        4.81         15
 1998                                    133,966       .74        5.15          3

Class B (2/97)
 2002 (c)                                 16,461      1.64        4.33         11
 2001                                     13,094      1.66        4.38         17
 2000                                     10,713      1.75        4.32         22
 1999                                     10,419      1.61        4.05         15
 1998                                      3,894      1.51        4.33          3

Class C (10/93)
 2002 (c)                                 16,933      1.44        4.53         11
 2001                                     15,468      1.46        4.59         17
 2000                                     14,263      1.55        4.53         22
 1999                                     17,679      1.41        4.26         15
 1998                                     15,660      1.29        4.59          3

Class R (2/97)
 2002 (c)                                 50,502       .69        5.28         11
 2001                                     52,203       .71        5.34         17
 2000                                     50,403       .80        5.27         22
 1999                                     56,728       .66        5.01         15
 1998                                     58,734       .54        5.35          3
----------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .88%, 1.63%, 1.43% and .68% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.09%, 4.34%, 4.54% and 5.29% for classes A, B, C and R, respectively.




(c) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting guide for Investment Companies and began accreting taxable market discount on debt securities. This change increased each of the ratios of net investment income to average net assets by .04% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                                Section 5  Financial Highlights

Appendix  Additional State Information








                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Maryland



                       Maryland's economy has slowed, but continues to outperform most other states during the current national recession. The services, wholesale and retail trade, and government sectors account for most of the State's employment. Following the September 11, 2001 terrorist attacks, the Federal Government's increased defense and "anti-terrorist" spending has stabilized the Maryland economy, despite the slowdown in other employment sectors.



                       The State's unemployment rate was 4.2% in July 2002, the same rate as in July 2001, and well below the national average of 6% in July 2002. Per capita income, which was $34,950 in 2001, continues to exceed the national average of $30,271. Maryland remains among the wealthiest states in the nation.



                       During its Spring 1998 term, the Maryland legislature voted to accelerate the income tax reduction it passed in 1997. As a result, income taxes were reduced by 5% in 1998, which is more than the 2% reduction originally planned for that year. Tax reductions have continued throughout the last three consecutive fiscal years. State officials budgeted an additional 2% tax reduction for the 2001 and 2002 fiscal years. The current 2003 budget is tightly balanced, with a large structural gap forecast in 2004. Despite Governor Glendening's recommendation to freeze the personal income tax reduction, it is significant that the budget does include the final phase out of the 10% personal income tax reduction representing an estimated $177 million of revenue.



                       Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of August 31, 2002. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Maryland personal income tax to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. While dividends paid out of income earned on Maryland municipal bonds are not subject to Maryland tax, if you are subject to tax in a state other than Maryland, these dividends may be included in calculating taxable income for that state. You will be subject to Maryland personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.


Appendix

                       The treatment of corporate shareholders who pay Maryland corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Pennsylvania



                       Pennsylvania's economy continues to weaken and negative employment growth reflects the national economic slowdown. Job losses are broadbased and particularly striking in manufacturing, with only construction and government registering steady job gains. A portion of the jobs lost in the manufacturing sector has been replaced by new industries such as biotechnology, software, tourism, and business services. A budget for fiscal 2003 was approved by the legislature in June 2002 with about $300 million left in the rainy day fund in order to preserve the State's bond rating and provide a cushion for next year.



                       Pennsylvania's unemployment rate was 5.5% in July 2002, below the national average of 6%, and higher than the State's 4.9% rate in July 2001. Pennsylvania's per capita income was $30,617 in 2001, which is approximately equal to the national average of $30,271. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) and permanent job losses in manufacturing may constrain the State's performance to below national averages.



                       As of August 31, 2002, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax) to the extent those dividends result from interest earned on Pennsylvania municipal bonds or U.S. government securities. While dividends paid out of income earned on Pennsylvania municipal bonds are not subject to Pennsylvania tax, if you are subject to tax in a state other than Pennsylvania, these dividends may be included in calculating taxable income for that state. You could be subject to Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax), however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Pennsylvania corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Virginia



                       Virginia's economy is slowly emerging from recession. Unemployment is declining with local government and service industries leading the employment growth. As the sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Also, the effects of a regionwide drought are expected to continue to hurt agriculture and commercial development. Governor Warner announced a $1.5 billion revenue shortfall in the State's two-year budget, which took effect July 1, 2002, and he warned that the gap could widen, forecasting a $3.5 billion shortfall through mid-2004.


                                                                       Appendix

                       Virginia's unemployment rate was 4.1% in July 2002, well below the national average of 6% in July 2002, but above the State's July 2001 rate of 3.7%. Per capita income was $32,295 in 2001, which is 107% of the national average of $30,271. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's above average growth in the future.



                       As of August 31, 2002, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Virginia personal income tax to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. While dividends paid out of income earned on Virginia municipal bonds are not subject to Virginia tax, if you are subject to tax in a state other than Virginia, these dividends may be included in calculating taxable income for that state. You will be subject to Virginia personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Virginia corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income



Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

                 Arizona       Louisiana        North Carolina
                 California/2/ Maryland         Ohio
                 Colorado      Massachusetts/2/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.


You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.



The funds' Investment Company Act file number is 811-07747.


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.
2. Long-term and insured long-term portfolios.


                                                                MPR-MSI-0902 NA


[LOGO] Nuveen Investments


       Nuveen Investments

       333 West Wacker Drive
       Chicago, IL 60606-1286

       (800) 257-8787
       www.nuveen.com

                                                             September 27, 2002


NUVEEN MULTISTATE TRUST I

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Florida Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses of Nuveen Multistate Trust I dated September 27, 2002. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                        Page
                                                                        ----
   Investment Policies and Investment Portfolio........................  S-2

   Management.......................................................... S-13

   Investment Adviser and Investment Management Agreement.............. S-28

   Portfolio Transactions.............................................. S-30

   Net Asset Value..................................................... S-31

   Tax Matters......................................................... S-31

   Performance Information............................................. S-39

   Additional Information on the Purchase and Redemption of Fund Shares S-48

   Distribution and Service Plan....................................... S-56

   Independent Accountants and Custodian............................... S-58

   Financial Statements................................................ S-58

   Appendix A--Ratings of Investments..................................  A-1

   Appendix B--Description of Hedging Techniques.......................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

      (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust I (formerly Nuveen Flagship Multistate Trust I) (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series:
Nuveen Arizona Municipal Bond Fund (formerly Nuveen Flagship Arizona Municipal Bond Fund and prior to that, Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Colorado Municipal Bond Fund (formerly Nuveen Flagship Colorado Municipal Bond Fund and prior to that, Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Florida Municipal Bond Fund (formerly Nuveen Flagship Florida Municipal Bond Fund and prior to that, Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly Nuveen Maryland Tax-Free Value Fund, a series of the

Nuveen Multistate Tax-Free Trust); the Nuveen New Mexico Municipal Bond Fund (formerly Nuveen Flagship New Mexico Municipal Bond Fund and prior to that, the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Pennsylvania Municipal Bond Fund (formerly Nuveen Flagship Pennsylvania Municipal Bond Fund and prior to that, Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Virginia Municipal Bond Fund (formerly Nuveen Flagship Virginia Municipal Bond Fund and prior to that, Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions, and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the 2001 and 2002 fiscal years were:


                                                               Fiscal Year
                                                               2001  2002
                                                               ----  ----
               Nuveen Arizona Municipal Bond Fund............. 21%   16%
               Nuveen Colorado Municipal Bond Fund............ 33%   28%
               Nuveen Florida Municipal Bond Fund............. 22%   17%
               Nuveen Maryland Municipal Bond Fund............ 28%    4%
               Nuveen New Mexico Municipal Bond Fund.......... 10%   22%
               Nuveen Pennsylvania Municipal Bond Fund........ 21%   16%
               Nuveen Virginia Municipal Bond Fund............ 17%   11%

WHEN-ISSUED SECURITIES OR DELAYED-DELIVERY SECURITIES

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.




Special Considerations Relating to Municipal Obligations of Designated States



   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.



Factors Pertaining to Arizona



   Arizona's economy is primarily based on services, tourism, and high technology manufacturing. However, the military, agriculture, and mining of primary metals still play a role in the State economy. The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. Major employers include Honeywell International, Motorola, Banner Health System, Wal-Mart, Raytheon Missile Systems, and The Kroger Company. In the 1990's, the State's population grew by 40%, compared to the 13% growth rate for the nation. During the five year period from 1996 to 2001, the State ranked second in the nation in job and population growth and number four in Gross State Product growth.



   Due to the recent high-tech contraction and the impact on tourism of the terrorist attacks, the state economy suffered a slowdown trend. However, tourism has shown signs of recovery in recent months. Manufacturing output is also improving. The significant presence of defense industry is expected to benefit the local economy thanks to a large increase in the latest defense budget. Given the diversified industry base, well-positioned product mix, and attractive business environment, it is reasonable to expect the economy to continue to outperform the national average.



   The statewide unemployment rate was 6.5% in July 2002, substantially higher than the previous year's average of 5.1% in July 2001 and also above the national average of 6% in July 2002. Per capita income was $25,479 in 2001, which is approximately 84% of the national average of $30,271.



   The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. The State does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its creditworthiness.



Factors Pertaining to Colorado



   Colorado's economy grew strongly in the last decade fueled by rapid growth in the telecommunications and high technology sectors. However, in the most recent national recession, the exposure to telecommunications and high technology, which are at the core of the slowdown, dragged the State's economy severely. Employment conditions deteriorated worse than the national average resulting in slower personal income growth. Homebuilding and commercial construction have also softened amid weakening demand and rising office vacancies. Due to the short-term risk associated with the telecommunications and high-tech sectors, the recovery in Colorado is expected to arrive later than it will in much of the rest of the nation.



   Colorado's unemployment rate was 5.2% in July 2002, below the 6% national average in July 2002, but much higher than Colorado's 3.7% rate in July 2001. Per capita income grew 1.6% to $32,957 in 2001, which is above the national average of $30,271.



   In 1992, Colorado voters approved the Taxpayer's Bill of Rights (TABOR), which limits the revenue collection of State and local governments and provides rebates to taxpayers in the following year for revenues collected in excess of the limit. Absent a voter referendum, the TABOR limit can only be adjusted for population and inflationary growth. In fiscal year 2002, state revenues fell below the TABOR limit for the first time. This triggered an automatic reset in the TABOR limit, ratcheting down the State revenue in future years to the level received in the recent recession, adjusted only for inflation and population growth, regardless of future economic growth. The new revenue limit will remain in place unless there is a future popular referendum.

   Colorado does not issue general obligation debt, but its outstanding lease obligations are rated A1 by Moody's. In June 2002, Standard & Poor's lowered its rating from AA to AA-. The downgrade reflected weakened state revenues that have fallen below the State's TABOR limit and the automatic reset of the limit that forces the State to collect revenues at a level reflective of the bottom of a recession in the future. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Florida



   Florida's service-based economy is stabilizing with the worst of the September 11, 2001 terrorism fears declining and the national economy recovering. A budget for fiscal 2003 was approved by the legislature during a special session in May and included a fully funded budget stabilization fund of $958 million. After Governor Bush intervened, the House and Senate reached a compromise and delayed reduction of Florida's intangibles tax on stocks and bonds. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently in contrast to trends for most other states.



   Personal income growth continues to outpace the nation and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. While Florida's unemployment rate increased to 5.4% in July 2002 from 4.9% in July 2001, it remained below the July 2002 national average of 6%. Florida's 2001 per capita income of $28,493 is approximately 94% of the national average of $30,271 and is slightly above regional levels. Because the State's significant senior population relies more on fixed incomes than on wages, income levels in the State are generally more stable over different phases of economic cycles.



   Longer term, the state will continue to be an attractive tourist destination and will continue to attract businesses. Florida's population growth during the 1990's was nearly twice the national average, although projections for the next decade indicate somewhat slower growth. The housing market boom also continues throughout the State.



   As of August 31, 2002, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Maryland



   Maryland's economy has slowed, but continues to outperform most other states during the current national recession. The services, wholesale and retail trade, and government sectors account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment. Following the September 11, 2001 terrorists attacks, the Federal Government's increased defense and "anti-terrorist" spending has stabilized the Maryland economy, despite the slowdown in other employment sectors.



   The current 2003 budget is tightly balanced, with a large structural gap forecast in 2004. Despite Governor Glendening's recommendation to freeze the personal income tax reduction, it is significant that the budget does include the final phase out of the 10% personal income tax reduction representing an estimated $177 million of revenue.



   The State's unemployment rate was 4.2% in July 2002, the same rate as one year ago in July 2001, and well below the national average of 6% in July 2002. Per capita income, which was $34,950 in 2001, continues to exceed the national average of $30,271. Maryland remains among the wealthiest states in the nation.



   Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of August 31, 2002. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to New Mexico



   New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing, and mining. The economy also benefits from the employment and technology base supplied by U.S. government scientific research facilities at Los Alamos, Albuquerque, and White Sands. In addition, crop and livestock production remain a major part of the economy.



   During the national recession, the State's economy has held up better than many other states thanks to the large governmental employment, especially defense related occupations. As the Bush administration stresses the importance of national defense and pushes for increased defense spending over this decade, the State's economy will continue to benefit from the significant defense industry presence. In addition, the State's tourism and gaming industries have not been hit as hard as some other destinations by the effect of the terrorist attacks because many destinations in New Mexico depend on drive-in tourists. These sectors are expected to play an increasing role in the State's economic growth in the long run.



   The statewide unemployment rate was 6.6% in July 2002, above the national average of 6% in July 2002 and substantially higher than the 5% statewide average in July 2001. The economy is dealing with the weakness in the manufacturing and services sectors. The majority of job losses have been in the manufacturing, communications, and transportation sectors. The State's per capita income rose 5.6% during 2001 to $23,162, which is approximately 76% of the national average of $30,271.



   As of August 31, 2002, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Pennsylvania



   Pennsylvania's economy continues to expand slowly, but the State's declining employment reflects the national economic slowdown. Although job losses are broadbased, they are particularly striking in manufacturing, with only construction and government registering steady job gains. A portion of the jobs lost in the manufacturing sector has been replaced by new industries such as biotechnology, software, tourism, and business services. A budget for fiscal 2003 was approved by the legislature in June with about $300 million left in the rainy day fund in order to preserve the State's bond rating and provide a cushion for next year.



   Pennsylvania's unemployment rate was 5.5% in July 2002, below the national average of 6%, and higher than the State's 4.9% rate in July 2001. Pennsylvania's per capita income in 2001 was $30,617, which is approximately equal to the national average of $30,271. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) and permanent job losses in manufacturing will constrain the State's performance to below national averages.



   As of August 31, 2002, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the Commonwealth's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Virginia



   Virginia's economy is slowly emerging from recession. Unemployment is declining with local government and services industries leading the employment growth. As the sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Also, the effects of a regionwide drought are expected to continue to hurt agriculture and commercial development. Governor Warner announced a $1.5 billion revenue shortfall in the State's two-year budget, which took effect July 1, and he warned that the gap could widen, forecasting a $3.5 billion shortfall through mid-2004. The sharp drop in revenues was focused mostly in Northern Virginia where record declines in tax collections from high-tech jobs in the 1990's due to job losses accounted for almost half of statewide unemployment.

   Virginia's unemployment rate was 4.1% in July 2002, well below the national average of 6% in July 2002, but above the State's July 2001 rate of 3.7%. Per capita income was $32,295 in 2001, which is 107% of the national average of $30,271. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's above average growth in the future.



   As of August 31, 2002, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.




Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments


   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:


      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.




   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.


      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.


   The Funds may also invest in the following taxable short-term investments:



   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.


   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.


   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.


   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT


Trustees and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                        Number of
                                                                                       Portfolios
                         Positions and Offices                                           in Fund
                             with the Trust             Principal Occupations            Complex
    Name, Birthdate      and Year First Elected     Including Other Directorships      Overseen by
      and Address             or Appointed             During Past Five Years            Trustee
    ---------------      ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*    Chairman of the     Chairman and Director (since 1996)         130
3/28/49                     Board, President    of The John Nuveen Company,
333 West Wacker Drive       and Trustee         Nuveen Investments, Nuveen
Chicago, IL 60606           1997                Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.;
                                                Chairman and Director (since 1997)
                                                of Nuveen Asset Management Inc.;
                                                Director (since 1996) of Institutional
                                                Capital Corporation; Chairman and
                                                Director (since 1999) of Rittenhouse
                                                Financial Services Inc.; Chief
                                                Executive Officer and Director
                                                (since 1999) of Nuveen Senior Loan
                                                Asset Management Inc.

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner           Trustee             Private Investor and Management            112
8/22/40                     1997                Consultant.
3725 Huntington Street,
  N.W.
Washington, D.C. 20015

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                                                                   Number of
                                                                                  Portfolios
                     Positions and Offices                                          in Fund
                         with the Trust             Principal Occupations           Complex
  Name, Birthdate    and Year First Elected     Including Other Directorships     Overseen by
    and Address           or Appointed             During Past Five Years           Trustee
  ---------------    ----------------------     -----------------------------     -----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Lawrence H. Brown           Trustee         Retired (August 1989) as Senior Vice      112
7/29/34                     1997            President of The Northern Trust
201 Michigan Avenue                         Company.
Highwood, IL 60040

Anne E. Impellizzeri        Trustee         Retired; formerly, Executive Director     112
1/26/33                     1997            (1998-2002) of Manitoga/The Center
3 West 29th Street                          for Russel Wright Design; formerly,
New York, NY 10001                          President and Chief Executive
                                            Officer of Blanton-Peale Institute;
                                            prior thereto, Vice President,
                                            Metropolitan Life Insurance Co.

Peter R. Sawers             Trustee         Adjunct Professor of Business and         112
4/3/33                      1997            Economics, University of Dubuque,
22 The Landmark                             Iowa; formerly (1991-2000) Adjunct
Northfield, IL 60093                        Professor, Lake Forest Graduate
                                            School of Management, Lake Forest,
                                            Illinois; prior thereto, Executive
                                            Director, Towers Perrin Australia, a
                                            management consulting firm;
                                            Chartered Financial Analyst;
                                            Director, Executive Service Corps of
                                            Chicago and Director, Hadley
                                            School for the Blind, both not-for-
                                            profit organizations. Certified
                                            Management Consultant.


   William J. Schneider      Trustee Senior Partner and Chief Operating  112
   9/24/44                   1997    Officer, Miller-Valentine Group,
   4000 Miller-Valentine Ct.         Vice President, Miller-Valentine
   P. O. Box 744                     Realty, a development and contract
   Dayton, OH 45401                  company; Chair, Miami Valley
                                     Hospital; Chair, Miami Valley
                                     Economic Development Coalition;
                                     formerly, Member, Community
                                     Advisory Board, National City Bank,
                                     Dayton, Ohio and Business
                                     Advisory Council, Cleveland Federal
                                     Reserve Bank.

   Judith M. Stockdale       Trustee Executive Director, Gaylord and     112
   12/29/47                  1997    Dorothy Donnelley Foundation
   35 E. Wacker Drive                (since 1994); prior thereto,
   Suite 2600                        Executive Director, Great Lakes
   Chicago, IL 60601                 Protection Fund (from 1990 to
                                     1994).

                                                                                 Number of
                                                                                Portfolios
                    Positions and Offices                                         in Fund
                        with the Trust            Principal Occupations           Complex
  Name, Birthdate   and Year First Elected    Including Other Directorships     Overseen by
    and Address          or Appointed            During Past Five Years           Officer
  ---------------   ----------------------    -----------------------------     -----------

Officers of the Trust:
----------------------

Michael T. Atkinson   Vice President       Vice President (since January 2002),     130
2/3/66                2002                 formerly, Assistant Vice President
333 W. Wacker Drive                        (since 2000), previously, Associate
Chicago, IL 60606                          of Nuveen Investments.

Paul L. Brennan       Vice President       Vice President (since January 2002),     126
11/10/66              2002                 formerly, Assistant Vice President
333 W. Wacker Drive                        (since 1997), of Nuveen Advisory
Chicago, IL 60606                          Corp.; prior thereto, portfolio
                                           manager of Flagship Financial Inc.

Peter H. D'Arrigo     Vice President and   Vice President of Nuveen                 130
11/28/67                Treasurer          Investments (since 1999), prior
333 W. Wacker Drive   1999                 thereto, Assistant Vice President
Chicago, IL 60606                          (from 1997); formerly, Associate of
                                           Nuveen Investments; Vice President
                                           and Treasurer (since 1999) of
                                           Nuveen Senior Loan Asset
                                           Management Inc.; Chartered
                                           Financial Analyst.

Michael S. Davern     Vice President       Vice President of Nuveen Advisory        126
6/26/57               1997                 Corp. (since 1997) and Nuveen
333 W. Wacker Drive                        Institutional Advisory Corp. (since
Chicago, IL 60606                          1998); prior thereto, Vice President
                                           and Portfolio Manager of Flagship
                                           Financial.

Susan M. DeSanto      Vice President       Vice President of Nuveen Advisory        130
9/8/54                2001                 Corp. (since 2001); previously, Vice
333 W. Wacker Drive                        President of Van Kampen
Chicago, IL 60606                          Investment Advisory Corp. (since
                                           1998); prior thereto, Assistant Vice
                                           President of Van Kampen
                                           Investment Advisory Corp. (since
                                           1994).

                                                                                   Number of
                                                                                  Portfolios
                      Positions and Offices                                         in Fund
                          with the Trust            Principal Occupations           Complex
   Name, Birthdate    and Year First Elected    Including Other Directorships     Overseen by
     and Address           or Appointed            During Past Five Years           Officer
   ---------------    ----------------------    -----------------------------     -----------

Jessica R. Droeger      Vice President       Vice President (since January 2002),     130
9/24/64                 2002                 Assistant Secretary and Assistant
333 W. Wacker Drive                          General Counsel (since 1998)
Chicago, IL 60606                            formerly Assistant Vice President of
                                             Nuveen Investments; Vice President
                                             (since May 2002) and Assistant
                                             Secretary (since 1998), formerly,
                                             Assistant Vice President of Nuveen
                                             Advisory Corp. and Nuveen
                                             Institutional Advisory Corp.; prior
                                             thereto, Associate at the law firm
                                             D'Ancona Partners LLC

Lorna C. Ferguson       Vice President       Vice President of Nuveen                 130
10/24/45                1998                 Investments; Vice President (since
333 W. Wacker Drive                          1998) of Nuveen Advisory Corp.
Chicago, IL 60606                            and Nuveen Institutional Advisory
                                             Corp.

William M. Fitzgerald   Vice President       Managing Director (since 2002),          130
3/2/64                  1997                 formerly Vice President of Nuveen
333 W. Wacker Drive                          Investments; Managing Director
Chicago, IL 60606                            (since 1997), of Nuveen Advisory
                                             Corp. and Nuveen Institutional
                                             Advisory Corp.; Chartered Financial
                                             Analyst.

Stephen D. Foy          Vice President and   Vice President of Nuveen                 130
5/31/54                   Controller         Investments and (since 1998) The
333 W. Wacker Drive     1997                 John Nuveen Company; Vice
Chicago, IL 60606                            President (since 1999) of Nuveen
                                             Senior Loan Management Inc.;
                                             Certified Public Accountant.

J. Thomas Futrell       Vice President       Vice President of Nuveen Advisory        126
7/5/55                  1997                 Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

Richard A. Huber        Vice President       Vice President of Nuveen                 126
3/26/63                 1997                 Institutional Advisory Corp. (since
333 W. Wacker Drive                          1998) and Nuveen Advisory Corp.
Chicago, IL 60606                            (since 1997); prior thereto, Vice
                                             President and Portfolio Manager of
                                             Flagship Financial, Inc.

Steven J. Krupa         Vice President       Vice President of Nuveen Advisory        126
8/21/57                 1997                 Corp.
333 W. Wacker Drive
Chicago, IL 60606

                                                                                     Number of
                                                                                    Portfolios
                        Positions and Offices                                         in Fund
                            with the Trust            Principal Occupations           Complex
    Name, Birthdate     and Year First Elected    Including Other Directorships     Overseen by
      and Address            or Appointed            During Past Five Years           Officer
    ---------------     ----------------------    -----------------------------     -----------

David J. Lamb             Vice President       Vice President (since 2000) of           130
3/22/63                   2000                 Nuveen Investments, previously
333 W. Wacker Drive                            Assistant Vice President (since
Chicago, IL 60606                              1999); prior thereto, Associate of
                                               Nuveen Investments; Certified
                                               Public Accountant.

Tina M. Lazar             Vice President       Vice President of Nuveen                 130
8/27/61                   2002                 Investments (since 1999); prior
333 West Wacker Drive                          thereto, Assistant Vice President
Chicago, IL. 60606                             (since 1993).

Larry W. Martin           Vice President and   Vice President, Assistant Secretary      130
7/27/51                     Assistant          and Assistant General Counsel of
333 W. Wacker Drive         Secretary          Nuveen Investments; Vice President
Chicago, IL 60606         1997                 and Assistant Secretary of Nuveen
                                               Advisory Corp. and Nuveen
                                               Institutional Advisory Corp.;
                                               Assistant Secretary of The John
                                               Nuveen Company and (since 1997)
                                               Nuveen Asset Management Inc.;
                                               Vice President and Assistant
                                               Secretary (since 1999) of Nuveen
                                               Senior Loan Asset Management Inc.

Edward F. Neild, IV       Vice President       Managing Director (since 2002),          130
7/7/65                    1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                            Investments; Managing Director
Chicago, IL 60606                              (since 1997) of Nuveen Advisory
                                               Corp. and Nuveen Institutional
                                               Advisory Corp.; Chartered Financial
                                               Analyst.

Thomas J. O'Shaughnessy   Vice President       Vice President (since January 2002),     126
9/4/60                    2002                 formerly, Assistant Vice President
333 W. Wacker Drive                            (1998), of Nuveen Advisory Corp.;
Chicago, IL 60606                              prior thereto, portfolio manager.

Thomas C. Spalding        Vice President       Vice President of Nuveen Advisory        126
7/31/51                   1997                 Corp. and Nuveen Institutional
333 W. Wacker Drive                            Advisory Corp.; Chartered Financial
Chicago, IL 60606                              Analyst.

                                                                                      Number of
                                                                                     Portfolios
                     Positions and Offices                                             in Fund
                         with the Trust              Principal Occupations             Complex
  Name, Birthdate    and Year First Elected      Including Other Directorships       Overseen by
    and Address           or Appointed              During Past Five Years             Officer
  ---------------    ----------------------      -----------------------------       -----------

Gifford R. Zimmerman   Vice President and   Managing Director (since 2002),              130
9/9/56                   Secretary          Assistant Secretary and Associate
333 W. Wacker Drive    1997                 General Counsel, formerly, Vice
Chicago, IL 60606                           President and Assistant General
                                            Counsel, of Nuveen Investments;
                                            Managing Director (since 2002) and
                                            Assistant Secretary of Nuveen Advisory
                                            Corp. and Nuveen Institutional Advisory
                                            Corp., formerly, Vice President; Vice
                                            President and Assistant Secretary of The
                                            John Nuveen Company (since 1994);
                                            Managing Director (since 2002) and
                                            Assistant Secretary (since 1999),
                                            formerly, Vice President of Nuveen
                                            Senior Loan Asset Management Inc.;
                                            Managing Director (since 2002) and
                                            Assistant Secretary of Nuveen Asset
                                            Management Inc.; Chartered Financial
                                            Analyst.


   The Board of Trustees has four standing committees: the executive committee, the audit committee, the nominating and governance committee and the dividend and valuation committee.

   Peter R. Sawers and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), Robert P. Bremner, Lawrence H. Brown, Anne E. Impellizzeri, Peter R. Sawers and Judith M. Stockdale.

   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Anne E. Impellizzeri, Chair, Robert P. Bremner, Lawrence H. Brown, Peter R. Sawers, William J. Schneider and Judith M. Stockdale.

   The dividend and valuation committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The committee also oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. The members of the dividend and valuation committee are Timothy R. Schwertfeger, Chair, and Lawrence H. Brown.


   The Trustees of the Trust are also directors or trustees, as the case may be, of 30 Nuveen open-end funds and 82 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 18 Nuveen open-end and closed-end funds advised by Nuveen Institutional Advisory Corp.


   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2001:

                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......    $        0           over $100,000
      Lawrence H. Brown......    $        0           over $100,000
      Anne E. Impellizzeri...    $        0           over $100,000
      Peter R. Sawers........    $        0           over $100,000
      William J. Schneider...    $        0           over $100,000
      Judith M. Stockdale....    $        0           over $100,000
      Timothy R. Schwertfeger    $        0           over $100,000

   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2002.




                                              Amount of      Total
                                                Total     Compensation
                                Aggregate   Compensation   from Trust
                               Compensation that Has Been   and Fund
            Name of Trustee    From Trust*   Deferred**    Complex***
            ---------------    ------------ ------------- ------------
          Robert P. Bremner...    $3,258       $  170       $74,500
          Lawrence H. Brown...    $3,631       $   --       $79,750
          Anne E. Impellizzeri    $2,229       $1,064       $74,500
          Peter R. Sawers.....    $2,229       $1,127       $75,500
          William J. Schneider    $2,229       $1,059       $74,500
          Judith M. Stockdale.    $3,137       $  259       $74,500

--------

  *The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended May 31, 2002 for services to the Trust.


 **Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


***Based on the compensation paid (including any amounts deferred) paid to the trustees for the one year period ending May 31, 2002 for services to the open-end and closed-end funds advised by Nuveen Advisory.


   Each trustee who is not affiliated with Nuveen Advisory receives a $60,000 annual retainer for serving as a director or trustee of all funds for which Nuveen Advisory serves as investment adviser or manager and a $1,750 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of any committee. The annual retainer, fees and expenses are allocated among the funds for which Nuveen Advisory serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen Advisory or Nuveen.

   The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Trust.

   The following table sets forth the percentage ownership of each person, who, as of September 10, 2002, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                               Percentage
NAME OF FUND AND CLASS                  NAME AND ADDRESS OF OWNER             of Ownership
----------------------                  -------------------------             ------------

Nuveen Arizona Municipal Bond Fund      Merrill Lynch, Pierce, Finner & Smith     11.14%
  Class A Shares....................... for the sole benefit of its customers
                                        Attn: Fund Admin. /97E76
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen Colorado Municipal Bond Fund
  Class A Shares....................... Merrill Lynch, Pierce, Fenner & Smith     12.89
                                        for the sole benefit of its customers
                                        Attn: Fund Admin. / 97IX9
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund
  Class A Shares....................... Merrill Lynch, Pierce, Fenner & Smith     20.29
                                        for the sole benefit of its customers
                                        Attn: Fund Admin. / 97E80
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen New Mexico Municipal Bond Fund                                             17.69
  Class A Shares....................... Merrill Lynch, Pierce, Fenner & Smith
                                        for the sole benefit of its customers
                                        Attn: Fund Admin. / 97AF5
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen Pennsylvania Municipal Bond Fund
  Class A Shares....................... Merrill Lynch, Pierce, Fenner & Smith     10.45
                                        for the sole benefit of its customers
                                        Attn: Fund Admin. / 97E74
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen Pennsylvania Municipal Bond Fund
  Class C Shares....................... Merrill Lynch, Pierce, Fenner & Smith      5.73
                                        for the sole benefit of its customers
                                        Attn: Fund Admin. / 97GX4
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund
  Class A Shares....................... Merrill Lynch, Pierce, Fenner & Smith     12.22
                                        for the sole benefit of its customers
                                        Attn: Fund Admin. / 97E81
                                        4800 Deer Lake Dr. E. Fl 3
                                        Jacksonville, FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT


Generally


   Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

              AVERAGE DAILY NET ASSETS             Management Fee
              ------------------------             --------------
              For the first $125 million..........   .5500 of 1%
              For the next $125 million...........   .5375 of 1%
              For the next $250 million...........   .5250 of 1%
              For the next $500 million...........   .5125 of 1%
              For the next $1 billion.............   .5000 of 1%
              For the next $3 billion.............   .4750 of 1%
              On net assets of $5 billion and over   .4500 of 1%

   For the last three fiscal years, the Funds paid net management fees as follows:


                                                                     Fee Waivers and Expense
                                     Management Fees Net of Expense    Reimbursements from
                                      Reimbursement Paid to Nuveen   Nuveen Advisory for the
                                      Advisory for the Year Ended          Year Ended
                                    -------------------------------- -----------------------
                                     5/31/00    5/31/01    5/31/02   5/31/00 5/31/01 5/31/02
                                    ---------- ---------- ---------- ------- ------- -------
Nuveen Arizona Municipal Bond Fund. $  556,256 $  544,651 $  563,229 $38,747   $--     $--
Nuveen Colorado Municipal Bond Fund    241,911    228,495    235,038      --    --      --
Nuveen Florida Municipal Bond Fund.  1,971,449  1,850,775  1,900,244      --    --      --
Nuveen Maryland Municipal Bond Fund    397,068    416,231    469,157   4,922    --      --
Nuveen New Mexico Municipal Bond
  Fund.............................    307,075    284,183    297,474      --    --      --
Nuveen Pennsylvania Municipal Bond
  Fund.............................    734,164    718,274    783,179  30,869    --      --
Nuveen Virginia Municipal Bond Fund  1,161,710  1,154,319  1,218,034      --    --      --


   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   Nuveen Advisory is a wholly owned subsidiary of The John Nuveen Company, which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as a co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $82.9 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.


Approval of Investment Management Agreement



   In April 2002, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.



   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or its affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.



   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.



   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).

   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.


PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE


   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.


   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally will be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one one year and other ordianry income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the code.


State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Arizona

   The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

   The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

   The Arizona Fund is not subject to the Arizona corporate income tax.

   Distributions by the Arizona Fund that are attributable to interest on any obligation of Arizona and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

   Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Arizona state and local tax matters.

Colorado

   The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.

   The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

   The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado individual or corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

   Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Colorado state and local tax matters.

Florida

   The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Florida Fund transactions.

   The following is based on the assumptions that the Florida Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Florida Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Florida Fund's shareholders.

   The Florida Fund will be subject to the Florida corporate income tax only if it has a sufficient nexus with Florida. If the Florida Fund is subject to the Florida corporate income tax, it does not expect to pay a material amount of such tax. The Florida Fund will not be subject to the Florida intangible personal property tax.

   Shares of the Florida Fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, at least 90 percent of the Fund's assets consist of tax-exempt obligations of Florida and its political subdivisions ("Florida Obligations") or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If more than 10 percent of the Fund's assets consist of any other types of assets on that date, then the entire value of the Fund's shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax.

   All distributions by the Florida Fund to corporate shareholders either organized or doing business in Florida, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Fund will be subject to the Florida corporate income tax.

   Shares of the Florida Fund may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Florida state and local tax matters.

Maryland

   The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

   The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

   The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions ("Maryland Obligations") or any obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Maryland state and local tax matters.

New Mexico

   The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

   The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

   The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

   Individual shareholders of the New Mexico Fund, may, subject to certain limitations, be able to deduct up to $1,000 of net capital gain each taxable year, therefore capital gains distributed by the New Mexico Fund, if any, or gains realized upon a sale of Fund shares, may be eligible for this exclusion.

   Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Mexico and local tax matters.

Pennsylvania

   The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

   The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

   The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will not be subject to the Pennsylvania franchise tax.

   Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax, the Pennsylvania corporate net income tax, or to the Philadelphia School District income tax (for Philadelphia residents). Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. Most other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes. Similarly, such other distributions would be subject to the Philadelphia School District income tax (for Philadelphia residents) except for distributions attributable to certain capital gains in respect to obligations held by the Pennsylvania Fund.

   Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes, but such gain will not be subject to the Philadelphia School District income tax (for Philadelphia residents) if the shares are held in excess of six months.

   Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania and local tax matters.

Virginia

   The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

   The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

   The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Virginia Fund that are attributable to income derived from or on the sale and exchange of, obligations of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to income derived from or on the sale and exchange of, obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes, and may be subject to local income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

   If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

   Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Virginia state and local tax matters.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

   In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                             Yield=2[(a-b +1)6 -1]


                                        cd


   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                                As of May 31, 2002
                                                    ------------------------------------------
                                                           Combined Federal       Taxable
                                                    Yield and State Tax Rate* Equivalent Yield
                                                    ----- ------------------- ----------------
        Nuveen Arizona Municipal Bond Fund
            Class A Shares......................... 4.23%        41.5%             7.23%
            Class B Shares......................... 3.67%        41.5%             6.27%
            Class C Shares......................... 3.87%        41.5%             6.62%
            Class R Shares......................... 4.62%        41.5%             7.90%

        Nuveen Colorado
          Municipal Bond Fund
            Class A Shares......................... 4.67%        41.5%             7.98%
            Class B Shares......................... 4.13%        41.5%             7.06%
            Class C Shares......................... 4.32%        41.5%             7.38%
            Class R Shares......................... 5.07%        41.5%             8.67%

        Nuveen Florida Municipal Bond Fund
            Class A Shares......................... 4.60%        38.5%             7.48%
            Class B Shares......................... 4.06%        38.5%             6.60%
            Class C Shares......................... 4.26%        38.5%             6.93%
            Class R Shares......................... 5.01%        38.5%             8.15%

        Nuveen Maryland
          Municipal Bond Fund
            Class A Shares......................... 4.04%        41.5%             6.91%
            Class B Shares......................... 3.47%        41.5%             5.93%
            Class C Shares......................... 3.67%        41.5%             6.27%
            Class R Shares......................... 4.42%        41.5%             7.56%

        Nuveen New Mexico
          Municipal Bond Fund
            Class A Shares......................... 4.08%        43.5%             7.22%
            Class B Shares......................... 3.51%        43.5%             6.21%
            Class C Shares......................... 3.71%        43.5%             6.57%
            Class R Shares......................... 4.46%        43.5%             7.89%

        Nuveen Pennsylvania
          Municipal Bond Fund
            Class A Shares......................... 4.01%        40.5%             6.74%
            Class B Shares......................... 3.44%        40.5%             5.78%
            Class C Shares......................... 3.64%        40.5%             6.12%
            Class R Shares......................... 4.39%        40.5%             7.38%

        Nuveen Virginia Municipal Bond Fund
            Class A Shares......................... 4.08%        42.0%             7.03%
            Class B Shares......................... 3.51%        42.0%             6.05%
            Class C Shares......................... 3.71%        42.0%             6.40%
            Class R Shares......................... 4.46%        42.0%             7.69%

--------
*The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

   The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:


                                                                 May 31, 2002
                                                        -------------------------------
                                                              Distribution Rates
                                                        -------------------------------
                                                        Class A Class B Class C Class R
                                                        ------- ------- ------- -------
        Nuveen Arizona Municipal Bond Fund.............  4.69%   4.13%   4.35%   5.12%
        Nuveen Colorado Municipal Bond Fund............  4.76%   4.25%   4.44%   5.20%
        Nuveen Florida Municipal Bond Fund.............  5.03%   4.50%   4.73%   5.49%
        Nuveen Maryland Municipal Bond Fund............  4.66%   4.09%   4.34%   5.08%
        Nuveen New Mexico Municipal Bond Fund..........  4.53%   3.97%   4.15%   4.89%
        Nuveen Pennsylvania Municipal Bond Fund........  4.92%   4.42%   4.62%   5.38%
        Nuveen Virginia Municipal Bond Fund............  4.86%   4.35%   4.52%   5.31%


   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

   The inception dates for each class of the Funds' shares are as follows:

                                                Inception Dates
                                               ------------------
              Arizona Municipal Bond Fund
                 Class A Shares...............   October 29, 1986
                 Class B Shares...............   February 1, 1997
                 Class C Shares...............   February 7, 1994
                 Class R Shares...............   February 1, 1997

              Colorado Municipal Bond Fund
                 Class A Shares...............        May 4, 1987
                 Class B Shares...............   February 1, 1997
                 Class C Shares...............   February 1, 1997
                 Class R Shares...............   February 1, 1997

              Florida Municipal Bond Fund
                 Class A Shares...............      June 15, 1990
                 Class B Shares...............   February 1, 1997
                 Class C Shares............... September 14, 1995
                 Class R Shares...............   February 1, 1997

              Maryland Municipal Bond Fund
                 Class A Shares...............  September 6, 1994
                 Class B Shares...............   February 1, 1997
                 Class C Shares...............  September 6, 1994
                 Class R Shares...............      July 26, 1991

              New Mexico Municipal Bond Fund
                 Class A Shares............... September 16, 1992
                 Class B Shares...............   February 1, 1997
                 Class C Shares...............   February 1, 1997
                 Class R Shares...............   February 1, 1997

              Pennsylvania Municipal Bond Fund
                 Class A Shares...............   October 29, 1986
                 Class B Shares...............   February 1, 1997
                 Class C Shares...............   February 2, 1994
                 Class R Shares...............   February 1, 1997

              Virginia Municipal Bond Fund
                 Class A Shares...............     March 27, 1986
                 Class B Shares...............   February 1, 1997
                 Class C Shares...............    October 4, 1993
                 Class R Shares...............   February 1, 1997

   The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2002 and for the period from inception through May 31, 2002, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                            Average Annual Total Return
                                      --------------------------------------
                                                                      From
                                      One Year Five Years Ten Years Inception
                                       Ended     Ended      Ended    through
                                      May 31,   May 31,    May 31,   May 31,
                                        2002      2002      2002      2002
                                      -------- ---------- --------- ---------

  Nuveen Arizona Municipal Bond Fund.
     Class A Shares..................   1.57%     4.34%     5.86%     6.60%
     Class B Shares..................   1.20%     4.27%     5.77%     6.59%
     Class C Shares..................   5.50%     4.67%     5.73%     6.31%
     Class R Shares..................   6.30%     5.45%     6.43%     6.97%

  Nuveen Colorado Municipal Bond
    Fund.............................
     Class A Shares..................   2.05%     4.30%     5.83%     6.23%
     Class B Shares..................   1.78%     4.25%     5.78%     6.23%
     Class C Shares..................   5.98%     4.60%     5.80%     6.09%
     Class R Shares..................   6.98%     5.40%     6.41%     6.62%

  Nuveen Florida Municipal Bond Fund.
     Class A Shares..................   0.46%     3.92%     5.28%     6.06%
     Class B Shares..................   0.08%     3.83%     5.19%     6.04%
     Class C Shares..................   4.29%     4.25%     5.16%     5.86%
     Class R Shares..................   5.07%     5.01%     5.84%     6.53%

  Nuveen Maryland Municipal Bond
    Fund.............................
     Class A Shares..................   1.48%     4.00%     5.21%     5.24%
     Class B Shares..................   1.18%     3.98%     5.08%     5.12%
     Class C Shares..................   5.32%     4.34%     5.01%     5.03%
     Class R Shares..................   6.20%     5.13%     5.91%     5.93%

  Nuveen New Mexico Municipal Bond
    Fund.............................
     Class A Shares..................   0.79%     4.18%      N/A      5.38%
     Class B Shares..................   0.43%     4.15%      N/A      5.30%
     Class C Shares..................   4.61%     4.52%      N/A      5.37%
     Class R Shares..................   5.39%     5.32%      N/A      5.99%

  Nuveen Pennsylvania Municipal Bond
    Fund.............................
     Class A Shares..................   1.93%     4.40%     5.59%     6.28%
     Class B Shares..................   1.54%     4.34%     5.53%     6.28%
     Class C Shares..................   5.74%     4.71%     5.45%     5.98%
     Class R Shares..................   6.53%     5.51%     6.15%     6.64%

  Nuveen Virginia Municipal Bond Fund
     Class A Shares..................   0.28%     4.28%     5.63%     6.51%
     Class B Shares..................  (0.05)%    4.22%     5.56%     6.50%
     Class C Shares..................   4.13%     4.61%     5.49%     6.20%
     Class R Shares..................   4.93%     5.38%     6.19%     6.86%

   Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.


   The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 2002, and for the period since inception through May 31, 2002, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                              Cumulative Total Return
                                      --------------------------------------
                                                                      From
                                      One Year Five Years Ten Years Inception
                                       Ended     Ended      Ended    Through
                                      May 31,   May 31,    May 31,   May 31,
                                        2002      2002      2002      2002
                                      -------- ---------- --------- ---------

  Nuveen Arizona Municipal Bond Fund
     Class A Shares..................   1.57%    23.68%     76.79%   170.77%
     Class B Shares..................   1.20%    23.24%     75.29%   170.58%
     Class C Shares..................   5.50%    25.61%     74.63%   159.43%
     Class R Shares..................   6.30%    30.40%     86.45%   185.68%
  Nuveen Colorado Municipal Bond Fund
     Class A Shares..................   2.05%    23.41%     76.23%   147.71%
     Class B Shares..................   1.78%    23.13%     75.33%   147.44%
     Class C Shares..................   5.98%    25.19%     75.69%   142.61%
     Class R Shares..................   6.98%    30.09%     86.14%   161.63%

  Nuveen Florida Municipal Bond Fund
     Class A Shares..................   0.46%    21.22%     67.21%   102.11%
     Class B Shares..................   0.08%    20.70%     65.92%   101.61%
     Class C Shares..................   4.29%    23.15%     65.43%    97.70%
     Class R Shares..................   5.07%    27.69%     76.38%   113.12%
  Nuveen Maryland Municipal Bond
    Fund
     Class A Shares..................   1.48%    21.69%     66.19%    68.88%
     Class B Shares..................   1.18%    21.54%     64.08%    66.92%
     Class C Shares..................   5.32%    23.69%     63.01%    65.39%
     Class R Shares..................   6.20%    28.40%     77.54%    80.59%

  Nuveen New Mexico Municipal Bond
    Fund
     Class A Shares..................   0.79%    22.70%       N/A     66.34%
     Class B Shares..................   0.43%    22.52%       N/A     65.00%
     Class C Shares..................   4.61%    24.74%       N/A     66.14%
     Class R Shares..................   5.39%    29.59%       N/A     75.87%

                                              Cumulative Total Return
                                      --------------------------------------
                                                                      From
                                      One Year Five Years Ten Years Inception
                                       Ended     Ended      Ended    Through
                                      May 31,   May 31,    May 31,   May 31,
                                        2002      2002      2002      2002
                                      -------- ---------- --------- ---------

  Nuveen Pennsylvania Municipal Bond
    Fund.............................
     Class A Shares..................   1.93%    24.04%     72.28%   158.39%
     Class B Shares..................   1.54%    23.68%     71.25%   158.21%
     Class C Shares..................   5.74%    25.90%     70.06%   147.40%
     Class R Shares..................   6.53%    30.74%     81.63%   172.51%

  Nuveen Virginia Municipal Bond Fund
     Class A Shares..................   0.28%    23.32%     72.92%   177.42%
     Class B Shares..................  (0.05)%   22.95%     71.74%   177.19%
     Class C Shares..................   4.13%    25.27%     70.70%   164.62%
     Class R Shares..................   4.93%    29.98%     82.36%   192.53%



   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.



   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:



P(1+T)/n/ = ATV\\D\\



Where:   P = a hypothetical initial payment of $1,000.


         T = average annual total return (after taxes on distributions).


         n = number of years.


         ATV\\D \\= ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.



   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:



P(1+T)/n/ = ATV\\DR\\



Where:   P = a hypothetical initial payment of $1,000.


         T = average annual total return (after taxes on distributions and redemption).


         n = number of years.


         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.



   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.



   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

   Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program Sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2002 of Class A shares from the Nuveen Arizona Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net Asset Value per share................................................. $10.91
Per Share Sales Charge--4.20% of public offering price (4.40% of net asset
  value per share)........................................................    .48

                                                                           ------
Per Share Offering Price to the Public.................................... $11.39


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

   . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds;

   . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

   . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

   . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded Fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded Funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

   . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

   . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

   . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

   Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.


   The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account of plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Class B or Class C shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege


   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.


   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amounts that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 and last renewed on July 31, 2002 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of shares.


   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                           Year Ended            Year Ended
                                          May 31, 2000          May 31, 2001
                                      --------------------- ---------------------
                                                    Amount                Amount
                                       Amount of   Retained  Amount of   Retained
                                      Underwriting    By    Underwriting    By
Fund                                  Commissions   Nuveen  Commissions   Nuveen
----                                  ------------ -------- ------------ --------
Nuveen Arizona Municipal Bond Fund...     $ 72       $ 6        $ 57       $ 6
Nuveen Colorado Municipal Bond Fund..       40        --          29        --
Nuveen Florida Municipal Bond Fund...      241        --         208        16
Nuveen Maryland Municipal Bond Fund..       35         5          45         6
Nuveen New Mexico Municipal Bond Fund       46         7          47         6
Nuveen Pennsylvania Municipal Bond
  Fund...............................       88        --          81        12
Nuveen Virginia Municipal Bond Fund..      132        --         136         2


                                           Year Ended
                                          May 31, 2002
                                      ---------------------
                                                    Amount
                                       Amount of   Retained
                                      Underwriting    By
Fund                                  Commissions   Nuveen
----                                  ------------ --------
Nuveen Arizona Municipal Bond Fund...     $146       $19
Nuveen Colorado Municipal Bond Fund..       68         7
Nuveen Florida Municipal Bond Fund...      501        --
Nuveen Maryland Municipal Bond Fund..      114        13
Nuveen New Mexico Municipal Bond Fund       97        12
Nuveen Pennsylvania Municipal Bond
  Fund...............................      144        19
Nuveen Virginia Municipal Bond Fund..      236        --

--------

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.


   For the fiscal year ended May 31, 2002, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. The service fee for the Class A, Class B and Class C Shares was .20% and the distribution fee for the Class B Shares was .75% and for Class C Shares was ..55%.



                                                      Compensation
                                                        Paid to
                                                       Authorized
                                                        Dealers
                                                       During the
                                                       Year Ended
                                                      May 31, 2002
                                                      ------------
              Nuveen Arizona Municipal Bond Fund
                 Class A.............................   $141,726
                 Class B.............................     51,874
                 Class C.............................     47,885
              Nuveen Colorado Municipal Bond Fund
                 Class A.............................   $ 65,569
                 Class B.............................     55,622
                 Class C.............................     24,640
              Nuveen Florida Municipal Bond Fund
                 Class A.............................   $489,737
                 Class B.............................    237,994
                 Class C.............................    170,553
              Nuveen Maryland Municipal Bond Fund
                 Class A.............................   $ 56,927
                 Class B.............................     83,763
                 Class C.............................     51,892
              Nuveen New Mexico Municipal Bond Fund
                 Class A.............................   $ 92,821
                 Class B.............................     40,299
                 Class C.............................     21,721
              Nuveen Pennsylvania Municipal Bond Fund
                 Class A.............................   $126,566
                 Class B.............................    101,491
                 Class C.............................     88,686
              Nuveen Virginia Municipal Bond Fund
                 Class A.............................   $281,458
                 Class B.............................    140,976
                 Class C.............................    122,009

   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.


INDEPENDENT ACCOUNTANTS AND CUSTODIAN



   PricewaterhouseCoopers LLP, independent accountants, One North Wacker Drive, Chicago, Illinois, 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.



   Effective November 1, 2002, the custodian of the Funds' assets will be State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services. Effective October 4, 2002, the Funds' transfer, shareholder services, and dividend paying agent will be Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184. Until November 1, 2002, the Funds' custodian is The Chase Manhattan Bank and prior to October 4, 2002, the Funds' transfer, shareholder services and dividend paying agent is Chase Global Funds Services Company.


FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                   MAI-MS1-0902

                                                                  NUVEEN
                                                                     Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                                Annual Report dated May 31, 2002
                                                --------------------------------

Dependable, tax-free income to help you keep more of what you earn.


                              [Photo Appears Here]


Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund


                                  It's not what you earn, it's what you keep./R/

--------------------------------------------------------------------------------
Receive your Nuveen Fund updates faster than ever!
--------------------------------------------------------------------------------

By registering for online access you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report--all you have to do is click on the Internet address provided. You'll be saving time as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes. (see instructions at right)

Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today -- here's what you need to do...

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

1.   Go to www.nuveen.com.

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel Internet viewing.

If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR BROKERAGE ACCOUNT, follow the steps outlined below:

1.   Go to www.investordelivery.com.

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address
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4.   Click Submit. Confirm the information you just entered is correct, then
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Must be preceded by or accompanied by a prospectus.


                           -----------------------------------------------------
                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

[Photo of Timothy R. Schwertfeger]

"I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."
--------------------------------------------------------------------------------

Dear Shareholder,


Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy--see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 17, 2002

                             Annual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Manager's Comments

In the following Q&A, portfolio manager Tom Futrell examines economic and market conditions, key investment strategies, and the performance of the Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, and Nuveen New Mexico Municipal Bond Fund. Tom, who has 19 years of investment experience with Nuveen, assumed leadership of these three funds in 2002.
--------------------------------------------------------------------------------

Q. What factors had the greatest influence on the U.S. economy and state municipal markets during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking fast advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or relatively short maturities. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year./*/

This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The large supply stemmed largely from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. Many states experienced supply increases far more than this average. Arizona, for example, saw new issue volume jump 92 percent during that same time. Yet some states experienced a decline in supply; Colorado supply fell 7 percent, for example, while New Mexico issuance dropped nearly 21 percent.

Q. How did these three Nuveen funds perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, and Nuveen New Mexico Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares the funds' performance to that of its peers (as measured by its Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

In general, duration was the most significant factor governing fund performance. Duration measures how sensitive a fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally
--------------------------------------------------------------------------------

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

* According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

One-Year Total Returns as of 5-31-02
-------------------------------------------------------
Nuveen Arizona Municipal Bond Fund/1/             6.06%
Lipper Arizona Municipal Debt Funds
category average/2/                               5.75%
Lehman Brothers Municipal Bond Index/3/           6.51%
-------------------------------------------------------

Nuveen Colorado Municipal Bond Fund/1/            6.53%
Lipper Colorado Municipal Debt Funds
category average/4/                               6.12%
Lehman Brothers Municipal Bond Index/3/           6.51%
-------------------------------------------------------

Nuveen New Mexico Municipal Bond Fund/1/          5.22%
Lipper Other States Municipal Debt Funds
category average/5/                               5.73%
Lehman Brothers Municipal Bond Index/3/           6.51%
-------------------------------------------------------

rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Arizona, Colorado, and New Mexico funds had durations of 7.67, 7.84, and 8.04, respectively.

Q. What strategies were used to manage these Nuveen funds during the year ended May 31, 2002?

A. For all three funds, we focused our management on enhancing structure and duration. To provide a healthy income stream for shareholders, we were constantly monitoring when securities in the portfolios were due to mature, selling bond issues once they no longer fit within our overall strategy. We sought to improve the funds' duration, particularly in cases when we thought it was longer than ideal. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed income securities, we knew such performance could be sustained only as long as rates remained low. While we don't think interest rates will increase in the near future, we thought it generally would be more prudent to reduce duration. By doing so, we could get closer to our goal of creating steady, research-driven fund performance that could potentially be maintained in any interest rate environment.

One quality that Arizona, Colorado, and New Mexico have in common is that new municipal bonds are often in short supply for portfolio managers. This was the case during the last 12 months as well, and it was difficult for us to identify tax-exempt securities that fit within the structure we wanted for each fund. As a result, whenever an attractive opportunity fitting our investment parameters surfaced, we strongly considered adding it to the appropriate portfolio.

In addition, we were constantly managing the funds' concentration risk, the risk that bonds from any one issuer or sector would make up too large a percentage of portfolio assets. In particular, we were concerned about being overexposed to lower-rated securities, which are more vulnerable to credit problems. In the Colorado fund, for example, we reduced our weighting in bonds issued by Colorado Health Facilities Authority for the National Benevolent Association. Even though we had continued confidence in this investment, we thought cutting back our holdings would be prudent in case the issuer experienced unexpected future financial challenges.

We also took a similar approach with the Arizona portfolio, which we believe has an appropriate duration and concentration risk. Our management focus during the period was to buy bonds that mature in 15 to 20 years, a part of the yield curve we thought offered compelling value for investors. With supply limited in Arizona, we sought to invest in attractive securities as they became available, while also keeping the fund sufficiently diversified. As with the Colorado fund, we sold some of our holdings in Arizona
--------------------------------------------------------------------------------

1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Arizona Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 40 funds in the Lipper Arizona Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen Colorado Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 27 funds in the Lipper Colorado Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 For the Nuveen New Mexico Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 67 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                             Annual Report | Page 3
securities that, despite their favorable outlook, had grown to occupy too large a portion of fund assets. In particular, these included Midwestern University, a higher education issuer, and Catholic Healthcare West, a healthcare issuer.

Although all three states offered limited investment opportunities, New Mexico was probably the most difficult for us to identify attractive new securities. Accordingly, we were eager to add bonds whenever any met our criteria and the portfolio's diversification needs. In such cases, we sold existing bonds issued by U.S. territories such as Puerto Rico (income earned from territorial bonds is fully tax-exempt) and placed the assets in New Mexico securities.

Q. What is your outlook for the municipal market in general and these Nuveen funds in particular?

A. We believe conditions may remain favorable for municipal bond performance in Arizona, Colorado, and New Mexico, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for each of the funds and further diversify the portfolios.

Second, the economic recovery has been weaker than we had hoped. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving some assets out of stocks and into fixed income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

Moving forward, we plan to continue following the same management approach taken during the past 12 months. We will continue to seek to improve portfolio structure and manage duration to maximize the funds'income-generating potential for shareholders. We'll also seek to reduce concentration risk to avoid excessive vulnerability to sudden interest rate changes or unexpected credit problems. Our goal is to create portfolios that may perform solidly, whatever the market environment. In our opinion, that's the most prudent course of action we can follow for our shareholders.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                  Nuveen Arizona Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $ 10.91        $ 10.89       $ 10.90        $ 10.90
--------------------------------------------------------------------------------
Latest Capital Gain/1/       $0.0453        $0.0453       $0.0453        $0.0453
--------------------------------------------------------------------------------
Latest Dividend/2/           $0.0445        $0.0375       $0.0395        $0.0465
--------------------------------------------------------------------------------
Inception Date                 10/86           2/97          2/94           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/

A Shares                         NAV          Offer
1-Year                         6.06%          1.57%
---------------------------------------------------
5-Year                         5.24%          4.34%
---------------------------------------------------
10-Year                        6.31%          5.86%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         5.20%          1.20%
---------------------------------------------------
5-Year                         4.44%          4.27%
---------------------------------------------------
10-Year                        5.77%          5.77%
---------------------------------------------------

C Shares                         NAV
1-Year                         5.50%
---------------------------------------------------
5-Year                         4.67%
---------------------------------------------------
10-Year                        5.73%
---------------------------------------------------

R Shares                         NAV
1-Year                         6.30%
---------------------------------------------------
5-Year                         5.45%
---------------------------------------------------
10-Year                        6.43%
---------------------------------------------------

Tax-Free Yields

A Shares                         NAV          Offer
SEC 30-Day Yield               4.42%          4.23%
---------------------------------------------------
Taxable-Equivalent Yield/4/    6.65%          6.36%
---------------------------------------------------

B Shares                         NAV
SEC 30-Day Yield               3.67%
---------------------------------------------------
Taxable-Equivalent Yield/4/    5.52%
---------------------------------------------------

C Shares                         NAV
SEC 30-Day Yield               3.87%
---------------------------------------------------
Taxable-Equivalent Yield/4/    5.82%
---------------------------------------------------

R Shares                         NAV
SEC 30-Day Yield               4.62%
---------------------------------------------------
Taxable-Equivalent Yield/4/    6.95%
---------------------------------------------------

Annualized Total Returns as of 3/31/02

A Shares                         NAV          Offer
1-Year                         4.03%         -0.34%
---------------------------------------------------
5-Year                         5.31%          4.41%
---------------------------------------------------
10-Year                        6.40%          5.95%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         3.19%         -0.76%
---------------------------------------------------
5-Year                         4.50%          4.33%
---------------------------------------------------
10-Year                        5.88%          5.88%
---------------------------------------------------

C Shares                         NAV
1-Year                         3.38%
---------------------------------------------------
5-Year                         4.73%
---------------------------------------------------
10-Year                        5.82%
---------------------------------------------------

R Shares                         NAV
1-Year                         4.17%
---------------------------------------------------
5-Year                         5.52%
---------------------------------------------------
10-Year                        6.51%
---------------------------------------------------

Bond Credit Quality/5/

[Piechart appears here]    AAA/U.S. Guaranteed  54%
                           AA                   12%
                           A                    11%
                           BBB                  18%
                           NR                    4%
                           Other                 1%

Top Five Sectors/5/

U.S. Guaranteed                                 22%
---------------------------------------------------
Housing (Multifamily)                           18%
---------------------------------------------------
Healthcare                                      17%
---------------------------------------------------
Tax Obligation (Limited)                        11%
---------------------------------------------------
Tax Obligation (General)                         9%
---------------------------------------------------

Portfolio Statistics

Net Assets ($000)                          $100,515
---------------------------------------------------
Average Effective Maturity (Years)            17.63
---------------------------------------------------
Average Duration                               7.67
---------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 5

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Colorado Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $ 10.15        $ 10.16       $ 10.14        $ 10.16
--------------------------------------------------------------------------------
Latest Dividend/1/           $0.0420        $0.0360       $0.0375        $0.0440
--------------------------------------------------------------------------------
Inception Date                  5/87           2/97          2/97           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/

A Shares                         NAV          Offer
1-Year                         6.53%          2.05%
---------------------------------------------------
5-Year                         5.19%          4.30%
---------------------------------------------------
10-Year                        6.29%          5.83%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         5.78%          1.78%
---------------------------------------------------
5-Year                         4.42%          4.25%
---------------------------------------------------
10-Year                        5.78%          5.78%
---------------------------------------------------

C Shares                         NAV
1-Year                         5.98%
---------------------------------------------------
5-Year                         4.60%
---------------------------------------------------
10-Year                        5.80%
---------------------------------------------------

R Shares                         NAV
1-Year                         6.98%
---------------------------------------------------
5-Year                         5.40%
---------------------------------------------------
10-Year                        6.41%
---------------------------------------------------

Tax-Free Yields

A Shares                         NAV          Offer
SEC 30-Day Yield               4.88%          4.67%
---------------------------------------------------
Taxable-Equivalent Yield/3/    7.28%          6.97%
---------------------------------------------------

B Shares                         NAV
SEC 30-Day Yield               4.13%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.16%
---------------------------------------------------

C Shares                         NAV
SEC 30-Day Yield               4.32%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.45%
---------------------------------------------------

R Shares                         NAV
SEC 30-Day Yield               5.07%
---------------------------------------------------
Taxable-Equivalent Yield/3/    7.57%
---------------------------------------------------

Annualized Total Returns as of 3/31/02

A Shares                         NAV          Offer
1-Year                         4.47%          0.10%
---------------------------------------------------
5-Year                         5.15%          4.25%
---------------------------------------------------
10-Year                        6.29%          5.83%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         3.63%         -0.34%
---------------------------------------------------
5-Year                         4.38%          4.21%
---------------------------------------------------
10-Year                        5.77%          5.77%
---------------------------------------------------

C Shares                         NAV
1-Year                         3.82%
---------------------------------------------------
5-Year                         4.58%
---------------------------------------------------
10-Year                        5.80%
---------------------------------------------------

R Shares                         NAV
1-Year                         4.80%
---------------------------------------------------
5-Year                         5.39%
---------------------------------------------------
10-Year                        6.41%
---------------------------------------------------

Bond Credit Quality/4/

[Piechart appears here]    AAA/U.S. Guaranteed  34%
                           AA                   16%
                           A                    12%
                           BBB                  17%
                           NR                   20%
                           Other                 1%

Top Five Sectors/4/

Tax Obligation (Limited)                        17%
---------------------------------------------------
Healthcare                                      17%
---------------------------------------------------
U.S. Guaranteed                                 12%
---------------------------------------------------
Transportation                                  12%
---------------------------------------------------
Tax Obligation (General)                        11%
---------------------------------------------------

Portfolio Statistics

Net Assets ($000)                          $ 43,535
---------------------------------------------------
Average Effective Maturity (Years)            18.62
---------------------------------------------------
Average Duration                               7.84
---------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02               Nuveen New Mexico Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $ 10.27        $ 10.27       $ 10.27        $ 10.30
--------------------------------------------------------------------------------
Latest Dividend/1/           $0.0405        $0.0340       $0.0355        $0.0420
--------------------------------------------------------------------------------
Inception Date                  9/92           2/97          2/97           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/

A Shares                         NAV          Offer
1-Year                         5.22%          0.79%
---------------------------------------------------
5-Year                         5.08%          4.18%
---------------------------------------------------
Since Inception                5.85%          5.38%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         4.43%          0.43%
---------------------------------------------------
5-Year                         4.32%          4.15%
---------------------------------------------------
Since Inception                5.30%          5.30%
---------------------------------------------------

C Shares                         NAV
1-Year                         4.61%
---------------------------------------------------
5-Year                         4.52%
---------------------------------------------------
Since Inception                5.37%
---------------------------------------------------

R Shares                         NAV
1-Year                         5.39%
---------------------------------------------------
5-Year                         5.32%
---------------------------------------------------
Since Inception                5.99%
---------------------------------------------------

Tax-Free Yields

A Shares                         NAV          Offer
SEC 30-Day Yield               4.25%          4.08%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.59%          6.33%
---------------------------------------------------

B Shares                         NAV
SEC 30-Day Yield               3.51%
---------------------------------------------------
Taxable-Equivalent Yield/3/    5.44%
---------------------------------------------------

C Shares                         NAV
---------------------------------------------------
SEC 30-Day Yield               3.71%
---------------------------------------------------
Taxable-Equivalent Yield/3/    5.75%
---------------------------------------------------

R Shares                         NAV
---------------------------------------------------
SEC 30-Day Yield               4.46%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.91%
---------------------------------------------------

Annualized Total Returns as of 3/31/02/2/

A Shares                         NAV          Offer
1-Year                         3.39%         -0.94%
---------------------------------------------------
5-Year                         5.22%          4.32%
---------------------------------------------------
Since Inception                5.74%          5.26%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         2.61%         -1.33%
---------------------------------------------------
5-Year                         4.45%          4.28%
---------------------------------------------------
Since Inception                5.18%          5.18%
---------------------------------------------------

C Shares                         NAV
1-Year                         2.79%
---------------------------------------------------
5-Year                         4.66%
---------------------------------------------------
Since Inception                5.26%
---------------------------------------------------

R Shares                         NAV
1-Year                         3.56%
---------------------------------------------------
5-Year                         5.46%
---------------------------------------------------
Since Inception                5.88%
---------------------------------------------------

Bond Credit Quality/4/

[Piechart appears here]    AAA/U.S. Guaranteed  52%
                           AA                    8%
                           A                    22%
                           BBB                  13%
                           NR                    3%
                           Other                 2%

Top Five Sectors/4/

Tax Obligation (Limited)                        25%
---------------------------------------------------
Housing (Single Family)                         21%
---------------------------------------------------
Education and Civic Organizations               13%
---------------------------------------------------
Utilities                                       11%
---------------------------------------------------
U.S. Guaranteed                                  8%
---------------------------------------------------

Portfolio Statistics

Net Assets ($000)                          $ 54,209
---------------------------------------------------
Average Effective Maturity (Years)            21.33
---------------------------------------------------
Average Duration                               8.04
---------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 7

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Arizona Municipal Bond Fund/1/, /2/

                                    [CHART]

         Lehman Brothers    Nuveen Arizona         Nuveen Arizona
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $18,450          (Offer) $17,675
5/92     10000              10000                  9580
5/93     11196              11335                  10895
5/94     11472              11553                  11068
5/95     12517              12713                  12179
5/96     13089              13248                  12692
5/97     14175              14288                  13688
5/98     15505              15657                  14999
5/99     16230              16263                  15580
5/00     16091              15654                  14996
5/01     18047              17395                  16664
5/02     19220              18450                  17675

Nuveen Colorado Municipal Bond Fund/1/, /2/

                                    [CHART]

         Lehman Brothers    Nuveen Colorado        Nuveen Colorado
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $18,397          (Offer) $17,625
5/92     10000              10000                  9580
5/93     11196              11240                  10768
5/94     11472              11468                  10986
5/95     12517              12562                  12034
5/96     13089              13081                  12531
5/97     14175              14289                  13689
5/98     15505              15981                  15309
5/99     16230              16581                  15885
5/00     16091              15558                  14904
5/01     18047              17269                  16544
5/02     19220              18397                  17625

Nuveen New Mexico Municipal Bond Fund/1/, /2/

                                    [CHART]

         Lehman Brothers    Nuveen New Mexico      Nuveen New Mexico
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $18,413      (NAV) $17,434          (Offer) $16,702
5/92     10000              10000                  9580
5/93     10726              10878                  10421
5/94     10991              11085                  10619
5/95     11992              12111                  11603
5/96     12540              12496                  11971
5/97     13580              13609                  13037
5/98     14855              14991                  14361
5/99     15549              15550                  14897
5/00     15416              14913                  14287
5/01     17290              16569                  15873
5/02     18413              17434                  16702

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 8

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND
May 31, 2002

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 1.0%

    $  1,000 Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds (TRW Vehicle Safety
              System, Inc. Project), Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

         250 Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds (Frito-Lay,
              Inc.-PepsiCo), Series 1984, 6.650%, 12/01/14
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.4%

         570 Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue Bonds, Series B,
              7.000%, 3/01/05 (Alternative Minimum Tax)

         100 Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Senior Series 1992,
              6.375%, 9/01/05 (Alternative Minimum Tax)

       1,500 Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds (Subordinated Fixed-Rate
              Bonds), Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)

         500 Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds, Senior
              Series 1999A-1, 5.900%, 5/01/24

       2,500 The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern
              University), Series 1998A, 5.375%, 5/15/28

         115 The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern
              University), Series 1996A, 6.000%, 5/15/16

       1,730 The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern
              University), Series 2001A, 5.750%, 5/15/21

         335 Community College District of Yavapai County, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.4%

       4,000 Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital),
              Series 1999A, 6.125%, 11/15/22

       2,050 Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),
              Series 2000, 6.875%, 12/01/20

       1,000 Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,
              6.625%, 7/01/20

         930 Maricopa County, Arizona, Hospital Revenue and Refunding Bonds (Sun Health Corporation),
              Series 1997, 6.125%, 4/01/18

       3,475 The Industrial Development Authority of Maricopa County, Arizona, Health Facility Revenue Bonds
              (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/16

       1,500 The Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds (Discovery Health
              System), Series 1999A, 5.750%, 1/01/25

             The Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds (John C.
             Lincoln Hospital and Health Center), Series 1994:
         500   6.000%, 12/01/10
         500   6.000%, 12/01/14

       1,750 The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds
              (Scottsdale Healthcare), Series 2001, 5.800%, 12/01/31

       1,055 The Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds
              (Winslow Memorial Hospital Project), Series 1998, 5.500%, 6/01/22
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 18.1%

       2,865 The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds
              (Arborwood Apartments Project), Subordinate Series 1999B, 6.700%, 10/01/29

       3,615 The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds
              (GNMA Collateralized Villas at Augusta Project), Series 2000, 6.500%, 10/20/33

       2,470 The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds
              (Syl-Mar Apartments Project), Series 2001, 6.100%, 4/20/36

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 1.0%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds (TRW Vehicle Safety             No Opt. Call       N/R
 System, Inc. Project), Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds (Frito-Lay,    12/02 at 103.00        A1
 Inc.-PepsiCo), Series 1984, 6.650%, 12/01/14
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.4%

Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue Bonds, Series B,         9/02 at 101.00       Aa2
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Senior Series 1992,    9/02 at 101.00       Aa2
 6.375%, 9/01/05 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds (Subordinated Fixed-Rate     5/04 at 102.00       Aa1
 Bonds), Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds, Senior           11/09 at 102.00       Aaa
 Series 1999A-1, 5.900%, 5/01/24

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern       5/08 at 101.00      BBB+
 University), Series 1998A, 5.375%, 5/15/28

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern       5/06 at 102.00       AAA
 University), Series 1996A, 6.000%, 5/15/16

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern       5/11 at 101.00      BBB+
 University), Series 2001A, 5.750%, 5/15/21

Community College District of Yavapai County, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12     7/03 at 101.00      BBB+
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.4%

Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital),            11/09 at 100.00        A3
 Series 1999A, 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),  12/10 at 102.00       BBB
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,          7/10 at 101.00       BBB
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds (Sun Health Corporation),               4/07 at 102.00      Baa1
 Series 1997, 6.125%, 4/01/18

The Industrial Development Authority of Maricopa County, Arizona, Health Facility Revenue Bonds        7/08 at 101.00       BBB
 (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/16

The Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds (Discovery Health     1/10 at 101.00       AAA
 System), Series 1999A, 5.750%, 1/01/25

The Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds (John C.
Lincoln Hospital and Health Center), Series 1994:
  6.000%, 12/01/10                                                                                    12/03 at 102.00       BBB
  6.000%, 12/01/14                                                                                    12/03 at 102.00       BBB

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds       12/11 at 101.00        A3
 (Scottsdale Healthcare), Series 2001, 5.800%, 12/01/31

The Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds           6/08 at 101.00       N/R
 (Winslow Memorial Hospital Project), Series 1998, 5.500%, 6/01/22
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 18.1%

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds   10/09 at 102.00       N/R
 (Arborwood Apartments Project), Subordinate Series 1999B, 6.700%, 10/01/29

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds   10/10 at 105.00       Aaa
 (GNMA Collateralized Villas at Augusta Project), Series 2000, 6.500%, 10/20/33

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds   10/11 at 103.00       Aaa
 (Syl-Mar Apartments Project), Series 2001, 6.100%, 4/20/36

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 1.0%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds (TRW Vehicle Safety          $     1,010,480
 System, Inc. Project), Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds (Frito-Lay,            262,875
 Inc.-PepsiCo), Series 1984, 6.650%, 12/01/14
---------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.4%

Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue Bonds, Series B,                577,239
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Senior Series 1992,           101,666
 6.375%, 9/01/05 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds (Subordinated Fixed-Rate          1,625,400
 Bonds), Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds, Senior                   512,230
 Series 1999A-1, 5.900%, 5/01/24

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern            2,438,450
 University), Series 1998A, 5.375%, 5/15/28

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern              122,918
 University), Series 1996A, 6.000%, 5/15/16

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern            1,737,093
 University), Series 2001A, 5.750%, 5/15/21

Community College District of Yavapai County, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12            341,399
---------------------------------------------------------------------------------------------------------------------
Healthcare - 16.4%

Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital),                  4,080,080
 Series 1999A, 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),        2,089,278
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,               1,041,790
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds (Sun Health Corporation),                      936,343
 Series 1997, 6.125%, 4/01/18

The Industrial Development Authority of Maricopa County, Arizona, Health Facility Revenue Bonds             3,231,924
 (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/16

The Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds (Discovery Health          1,573,935
 System), Series 1999A, 5.750%, 1/01/25

The Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds (John C.
Lincoln Hospital and Health Center), Series 1994:
  6.000%, 12/01/10                                                                                            505,050
  6.000%, 12/01/14                                                                                            498,305

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds             1,757,368
 (Scottsdale Healthcare), Series 2001, 5.800%, 12/01/31

The Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds                  795,681
 (Winslow Memorial Hospital Project), Series 1998, 5.500%, 6/01/22
---------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 18.1%

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds         2,621,446
 (Arborwood Apartments Project), Subordinate Series 1999B, 6.700%, 10/01/29

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds         3,886,487
 (GNMA Collateralized Villas at Augusta Project), Series 2000, 6.500%, 10/20/33

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds         2,586,732
 (Syl-Mar Apartments Project), Series 2001, 6.100%, 4/20/36

--------------------------------------------------------------------------------
9

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    295 Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds (FHA-Insured
              Mortgage Loans - Section 8 Assisted Projects), Series 1992A, 6.500%, 7/01/24

             The Industrial Development Authority of the City of Phoenix, Arizona, Mortgage Revenue Refunding
             Bonds (FHA-Insured Mortgage Loan - Chris Ridge Village Project), Series 1992:
         200   6.750%, 11/01/12
         425   6.800%, 11/01/25

       2,090 The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue
              Bonds (GNMA Collateralized - Campaigne Place on Jackson Project), Series 2001, 5.700%, 6/20/31
              (Alternative Minimum Tax)

       1,300 The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue
              Bonds (GNMA Collateralized Mortgage Loan - Camelback Crossings Apartments Project),
              Series 2000, 6.350%, 9/20/35

         500 The Industrial Development Authority of the City of Tempe, Arizona, Multifamily Mortgage Refunding
              Bonds (FHA-Insured Mortgage Loan - Quadrangles Village Apartments), Series 1993A,
              6.250%, 6/01/26

       4,000 The Industrial Development Authority of Tucson County, Arizona, Senior Living Facilities Revenue Bonds
              (The Christian Care Project), Series 2000A, 5.625%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.8%

       1,495 The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue
              Refunding Bonds (Mortgage-Backed Securities Program), Series 1998B, 6.200%, 12/01/30
              (Alternative Minimum Tax)

         230 The Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family
              Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

         705 The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue
              Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

         200 The Industrial Development Authority of Pima County, Arizona, Single Family Mortgage Revenue Bonds,
              Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

       1,520 The Industrial Development Authority of Cochise County, Arizona, Tax-Exempt Mortgage Revenue
              Refunding Bonds (GNMA Collateralized - Sierra Vista Care Center), Series 1994A, 6.750%, 11/20/19
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.1%

             Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
             Bonds, Series 1992:
         250   7.500%, 7/01/09
         300   7.500%, 7/01/10

         675 Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second Series of
              1992, 0.000%, 7/01/06

          50 Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds
              (Project of 1990), Series 1993E, 6.000%, 7/01/12

             Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
             Refunding Bonds, Series 1995:
         500   6.200%, 7/01/09
         750   6.250%, 7/01/10

         500 Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds (Project
              of 1993), Series 1995D, 6.250%, 7/01/15

         135 Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994A, 6.750%, 7/01/14

         310 Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.250%, 7/01/11

       1,275 Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1992, 0.000%, 7/01/06

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds (FHA-Insured             7/02 at 101.00       AAA
 Mortgage Loans - Section 8 Assisted Projects), Series 1992A, 6.500%, 7/01/24

The Industrial Development Authority of the City of Phoenix, Arizona, Mortgage Revenue Refunding
Bonds (FHA-Insured Mortgage Loan - Chris Ridge Village Project), Series 1992:
  6.750%, 11/01/12                                                                                     11/02 at 101.00       AAA
  6.800%, 11/01/25                                                                                     11/02 at 101.00       AAA

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue       6/11 at 102.00       Aaa
 Bonds (GNMA Collateralized - Campaigne Place on Jackson Project), Series 2001, 5.700%, 6/20/31
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue       9/10 at 103.00       Aaa
 Bonds (GNMA Collateralized Mortgage Loan - Camelback Crossings Apartments Project),
 Series 2000, 6.350%, 9/20/35

The Industrial Development Authority of the City of Tempe, Arizona, Multifamily Mortgage Refunding      6/03 at 102.00       AAA
 Bonds (FHA-Insured Mortgage Loan - Quadrangles Village Apartments), Series 1993A,
 6.250%, 6/01/26

The Industrial Development Authority of Tucson County, Arizona, Senior Living Facilities Revenue Bonds  7/10 at 101.00        AA
 (The Christian Care Project), Series 2000A, 5.625%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 2.8%

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue        6/08 at 108.00       Aaa
 Refunding Bonds (Mortgage-Backed Securities Program), Series 1998B, 6.200%, 12/01/30
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family           6/05 at 102.00       AAA
 Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue    6/10 at 105.00       AAA
 Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Single Family Mortgage Revenue Bonds,     5/07 at 102.00       AAA
 Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.7%

The Industrial Development Authority of Cochise County, Arizona, Tax-Exempt Mortgage Revenue           12/04 at 102.00       AAA
 Refunding Bonds (GNMA Collateralized - Sierra Vista Care Center), Series 1994A, 6.750%, 11/20/19
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.1%

Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
Bonds, Series 1992:
  7.500%, 7/01/09                                                                                         No Opt. Call       AAA
  7.500%, 7/01/10                                                                                         No Opt. Call       AAA

Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second Series of      No Opt. Call       AAA
 1992, 0.000%, 7/01/06

Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds          7/02 at 100.00       AAA
 (Project of 1990), Series 1993E, 6.000%, 7/01/12

Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1995:
  6.200%, 7/01/09                                                                                       7/05 at 101.00       AAA
  6.250%, 7/01/10                                                                                       7/05 at 101.00       AAA

Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds (Project   7/08 at 100.00       AAA
 of 1993), Series 1995D, 6.250%, 7/01/15

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and          7/04 at 102.00       AAA
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14

Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and               No Opt. Call       AAA
 Refunding Bonds, Series 1994, 6.250%, 7/01/11

Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,      No Opt. Call       AAA
 Series 1992, 0.000%, 7/01/06

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds (FHA-Insured            $       298,174
 Mortgage Loans - Section 8 Assisted Projects), Series 1992A, 6.500%, 7/01/24

The Industrial Development Authority of the City of Phoenix, Arizona, Mortgage Revenue Refunding
Bonds (FHA-Insured Mortgage Loan - Chris Ridge Village Project), Series 1992:
  6.750%, 11/01/12                                                                                             203,064
  6.800%, 11/01/25                                                                                             431,617

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue            2,126,282
 Bonds (GNMA Collateralized - Campaigne Place on Jackson Project), Series 2001, 5.700%, 6/20/31
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue            1,413,789
 Bonds (GNMA Collateralized Mortgage Loan - Camelback Crossings Apartments Project),
 Series 2000, 6.350%, 9/20/35

The Industrial Development Authority of the City of Tempe, Arizona, Multifamily Mortgage Refunding             507,900
 Bonds (FHA-Insured Mortgage Loan - Quadrangles Village Apartments), Series 1993A,
 6.250%, 6/01/26

The Industrial Development Authority of Tucson County, Arizona, Senior Living Facilities Revenue Bonds       4,105,040
 (The Christian Care Project), Series 2000A, 5.625%, 7/01/20
----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 2.8%

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue             1,606,871
 Refunding Bonds (Mortgage-Backed Securities Program), Series 1998B, 6.200%, 12/01/30
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family                  246,431
 Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue           777,968
 Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Single Family Mortgage Revenue Bonds,            205,056
 Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.7%

The Industrial Development Authority of Cochise County, Arizona, Tax-Exempt Mortgage Revenue                 1,694,618
 Refunding Bonds (GNMA Collateralized - Sierra Vista Care Center), Series 1994A, 6.750%, 11/20/19
----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.1%

Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
Bonds, Series 1992:
  7.500%, 7/01/09                                                                                              305,743
  7.500%, 7/01/10                                                                                              370,263

Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second Series of           588,661
 1992, 0.000%, 7/01/06

Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds                  50,174
 (Project of 1990), Series 1993E, 6.000%, 7/01/12

Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1995:
  6.200%, 7/01/09                                                                                              551,330
  6.250%, 7/01/10                                                                                              828,098

Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds (Project          569,420
 of 1993), Series 1995D, 6.250%, 7/01/15

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and                 148,771
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14

Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and                    358,707
 Refunding Bonds, Series 1994, 6.250%, 7/01/11

Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,         1,112,361
 Series 1992, 0.000%, 7/01/06

--------------------------------------------------------------------------------
10

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of
              1989), Series 1992D, 7.500%, 7/01/10

         500 Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.700%, 7/01/10

         180 Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.000%, 7/01/12

       2,000 City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.7%

         250 State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10

         680 State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16

         225 Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17

         965 City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),
              Series 1993, 6.100%, 1/01/13

         280 Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,
              7.000%, 7/01/11

         385 City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,
              5.900%, 7/01/10

       1,295 The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona
              Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

       1,500 The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon
              Community Learning Center Project), Series 2000, 6.350%, 6/01/26

       1,115 Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17
              (WI, settling 6/05/02)

             City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
         425   7.300%, 1/01/12
         460   7.300%, 1/01/13

         300 City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,
              6.250%, 7/01/11

       1,450 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,
              5.000%, 7/01/36

       1,000 Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,
              5.125%, 7/01/24

         175 Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue
              Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 21.7%

         300 Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital
              and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

         200 Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10

         300 Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B,
              6.250%, 6/01/10 (Pre-refunded to 6/01/04)

       1,000 Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,
              6.500%, 6/01/17 (Pre-refunded to 6/01/06)

         315 Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,
              Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of         No Opt. Call
 1989), Series 1992D, 7.500%, 7/01/10

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and              7/04 at 102.00
 Refunding Bonds, Series 1994, 6.700%, 7/01/10

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and             7/04 at 101.00
 Refunding Bonds, Series 1994, 6.000%, 7/01/12

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                           No Opt. Call
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 10.7%

State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10                 9/02 at 102.00

State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16                          5/12 at 100.00

Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17     No Opt. Call

City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),            1/03 at 103.00
 Series 1993, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,           7/02 at 101.00
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,                No Opt. Call
 5.900%, 7/01/10

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona       7/10 at 102.00
 Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon       6/07 at 102.00
 Community Learning Center Project), Series 2000, 6.350%, 6/01/26

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17         6/12 at 100.00
 (WI, settling 6/05/02)

City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
  7.300%, 1/01/12                                                                                        1/03 at 101.00
  7.300%, 1/01/13                                                                                        1/03 at 101.00

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,      7/02 at 102.00
 6.250%, 7/01/11

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,               7/16 at 100.00
 5.000%, 7/01/36

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,         7/12 at 100.00
 5.125%, 7/01/24

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue               7/02 at 102.00
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                           7/04 at 102.00
 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 21.7%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital   9/03 at 100.00
 and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10             No Opt. Call

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B, 6/04 at 101.00
 6.250%, 6/01/10 (Pre-refunded to 6/01/04)

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,              6/06 at 101.00
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,           7/03 at 102.00
 Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of             AAA
 1989), Series 1992D, 7.500%, 7/01/10

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and                    AAA
 Refunding Bonds, Series 1994, 6.700%, 7/01/10

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and                   AAA
 Refunding Bonds, Series 1994, 6.000%, 7/01/12

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                                AA
-------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 10.7%

State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10                       AAA

State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16                                AAA

Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17         AAA

City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),                 Baa2
 Series 1993, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,                 BBB
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,                    AAA
 5.900%, 7/01/10

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona            Baa3
 Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon               A
 Community Learning Center Project), Series 2000, 6.350%, 6/01/26

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17               Aaa
 (WI, settling 6/05/02)

City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
  7.300%, 1/01/12                                                                                             BBB+
  7.300%, 1/01/13                                                                                             BBB+

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,             A+
 6.250%, 7/01/11

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,                       A
 5.000%, 7/01/36

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,                A-
 5.125%, 7/01/24

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue                     AAA
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
-------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                                 AAA
 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 21.7%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital         AAA
 and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10                 AAA

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B,       AAA
 6.250%, 6/01/10 (Pre-refunded to 6/01/04)

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,                Baa1***
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,                A***
 Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

                                                                                                                  Market
Description                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of       $     1,238,100
 1989), Series 1992D, 7.500%, 7/01/10

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and                      552,395
 Refunding Bonds, Series 1994, 6.700%, 7/01/10

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and                     194,225
 Refunding Bonds, Series 1994, 6.000%, 7/01/12

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                               2,244,140
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 10.7%

State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10                         257,645

State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16                                  694,171

Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17           285,975

City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),                    999,296
 Series 1993, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,                   283,287
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,                      435,454
 5.900%, 7/01/10

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona             1,301,514
 Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon             1,560,630
 Community Learning Center Project), Series 2000, 6.350%, 6/01/26

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17               1,174,954
 (WI, settling 6/05/02)

City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
  7.300%, 1/01/12                                                                                                441,044
  7.300%, 1/01/13                                                                                                477,048

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,              307,095
 6.250%, 7/01/11

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,                     1,387,824
 5.000%, 7/01/36

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,                 990,820
 5.125%, 7/01/24

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue                       179,183
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                                   542,935
 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 21.7%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital           318,228
 and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10                   243,546

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B,         326,364
 6.250%, 6/01/10 (Pre-refunded to 6/01/04)

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,                    1,131,990
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,                   335,781
 Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

--------------------------------------------------------------------------------
11

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2002


   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    280 Maricopa County, Arizona, Hospital Revenue Bonds (St. Luke's Hospital Medical Center), Series 1980,
              8.750%, 2/01/10

       2,775 The Industrial Development Authority of Maricopa County, Arizona, Hospital System Revenue Refunding
              Bonds (Samaritan Health Services), Series 1990A, 7.000%, 12/01/16

      12,050 The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue
              Bonds, Series 1984, 0.000%, 2/01/16

         380 Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04)

             City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
             Bonds, Series 2000:
       1,290   6.125%, 7/01/14 (Pre-refunded to 7/01/10)
       1,000   6.250%, 7/01/17 (Pre-refunded to 7/01/10)

         540 Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
              River Project), 1993 Series A, 5.500%, 1/01/19 (Pre-refunded to 1/01/03)

       8,065 Industrial Development Authorities, Tucson and Pima Counties, Arizona, Single Family Mortgage
              Revenue Bonds, Series 1983A, 0.000%, 12/01/14

         500 City of Tucson, Arizona, 1994 General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18
              (Pre-refunded to 7/01/04)

         850 City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09
              (Pre-refunded to 7/01/04)

          75 Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue
              Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.5%

       1,000 Arizona State Power Authority, Power Resource Revenue Bonds (Special Obligation Crossover
              Refunding) (Hoover Uprating Project), Series 2001, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),
              1991 Series B, 6.500%, 11/01/11

       2,000 Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds (Nevada
              Power Company Project), Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

         500 The Industrial Development Authority of Mohave County, Arizona, Industrial Development Revenue
              Bonds (Citizen Utilities Company Projects), Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

         165 The Industrial Development Authority of Pima County, Arizona, Industrial Development Lease Obligation
              Refunding Revenue Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10

             Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
             River Project), 1993 Series A:
         500   5.750%, 1/01/10
         460   5.500%, 1/01/19

         500 Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
              River Project), 2002 Series A, 5.000%, 1/01/31

       1,000 The Industrial Development Authority of Yavapai County, Arizona, Industrial Development Revenue
              Bonds (Citizens Utilities Company Project), Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.1%
             City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
         500   6.900%, 7/01/03
         100   7.000%, 7/01/06
         100   7.000%, 7/01/07
       2,600 City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,
              Series 2002, 5.000%, 7/01/26

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Maricopa County, Arizona, Hospital Revenue Bonds (St. Luke's Hospital Medical Center), Series 1980,      No Opt. Call       AAA
 8.750%, 2/01/10

The Industrial Development Authority of Maricopa County, Arizona, Hospital System Revenue Refunding      No Opt. Call       AAA
 Bonds (Samaritan Health Services), Series 1990A, 7.000%, 12/01/16

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue         No Opt. Call       AAA
 Bonds, Series 1984, 0.000%, 2/01/16

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and         7/04 at 102.00       AAA
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04)

City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
Bonds, Series 2000:
  6.125%, 7/01/14 (Pre-refunded to 7/01/10)                                                            7/10 at 101.00       AAA
  6.250%, 7/01/17 (Pre-refunded to 7/01/10)                                                            7/10 at 101.00       AAA

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt    1/03 at 100.00       Aaa
 River Project), 1993 Series A, 5.500%, 1/01/19 (Pre-refunded to 1/01/03)

Industrial Development Authorities, Tucson and Pima Counties, Arizona, Single Family Mortgage            No Opt. Call       AAA
 Revenue Bonds, Series 1983A, 0.000%, 12/01/14

City of Tucson, Arizona, 1994 General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18                 7/04 at 101.00       AAA
 (Pre-refunded to 7/01/04)

City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09                   7/04 at 100.00     AA***
 (Pre-refunded to 7/01/04)

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue             7/02 at 102.00       AAA
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 5.5%

Arizona State Power Authority, Power Resource Revenue Bonds (Special Obligation Crossover                No Opt. Call        AA
 Refunding) (Hoover Uprating Project), Series 2001, 5.250%, 10/01/15

Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),        11/02 at 101.00       AA-
 1991 Series B, 6.500%, 11/01/11

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds (Nevada       10/06 at 102.00        B-
 Power Company Project), Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

The Industrial Development Authority of Mohave County, Arizona, Industrial Development Revenue        11/03 at 101.00       BBB
 Bonds (Citizen Utilities Company Projects), Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Industrial Development Lease Obligation  7/02 at 103.00       AAA
 Refunding Revenue Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
River Project), 1993 Series A:
  5.750%, 1/01/10                                                                                        No Opt. Call        AA
  5.500%, 1/01/19                                                                                      1/03 at 100.00        AA

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt    1/12 at 101.00        AA
 River Project), 2002 Series A, 5.000%, 1/01/31

The Industrial Development Authority of Yavapai County, Arizona, Industrial Development Revenue        6/07 at 101.00       BBB
 Bonds (Citizens Utilities Company Project), Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 4.1%
City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
  6.900%, 7/01/03                                                                                      7/02 at 101.00      BBB-
  7.000%, 7/01/06                                                                                      7/02 at 101.00      BBB-
  7.000%, 7/01/07                                                                                      7/02 at 101.00      BBB-
City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,        7/12 at 100.00       AAA
 Series 2002, 5.000%, 7/01/26

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Maricopa County, Arizona, Hospital Revenue Bonds (St. Luke's Hospital Medical Center), Series 1980,   $       333,217
 8.750%, 2/01/10

The Industrial Development Authority of Maricopa County, Arizona, Hospital System Revenue Refunding         3,405,869
 Bonds (Samaritan Health Services), Series 1990A, 7.000%, 12/01/16

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue            6,111,278
 Bonds, Series 1984, 0.000%, 2/01/16

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and                422,066
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04)

City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
Bonds, Series 2000:
  6.125%, 7/01/14 (Pre-refunded to 7/01/10)                                                                 1,491,408
  6.250%, 7/01/17 (Pre-refunded to 7/01/10)                                                                 1,164,710

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt           552,026
 River Project), 1993 Series A, 5.500%, 1/01/19 (Pre-refunded to 1/01/03)

Industrial Development Authorities, Tucson and Pima Counties, Arizona, Single Family Mortgage               4,398,167
 Revenue Bonds, Series 1983A, 0.000%, 12/01/14

City of Tucson, Arizona, 1994 General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18                        545,510
 (Pre-refunded to 7/01/04)

City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09                          921,400
 (Pre-refunded to 7/01/04)

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue                     76,793
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
---------------------------------------------------------------------------------------------------------------------
Utilities - 5.5%

Arizona State Power Authority, Power Resource Revenue Bonds (Special Obligation Crossover                   1,070,890
 Refunding) (Hoover Uprating Project), Series 2001, 5.250%, 10/01/15

Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),                  5,069
 1991 Series B, 6.500%, 11/01/11

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds (Nevada             1,444,760
 Power Company Project), Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

The Industrial Development Authority of Mohave County, Arizona, Industrial Development Revenue                489,800
 Bonds (Citizen Utilities Company Projects), Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Industrial Development Lease Obligation         173,118
 Refunding Revenue Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
River Project), 1993 Series A:
  5.750%, 1/01/10                                                                                             556,560
  5.500%, 1/01/19                                                                                             461,877

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt           492,870
 River Project), 2002 Series A, 5.000%, 1/01/31

The Industrial Development Authority of Yavapai County, Arizona, Industrial Development Revenue               841,590
 Bonds (Citizens Utilities Company Project), Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
Water and Sewer - 4.1%
City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
  6.900%, 7/01/03                                                                                             506,680
  7.000%, 7/01/06                                                                                             101,389
  7.000%, 7/01/07                                                                                             101,386
City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,             2,562,300
 Series 2002, 5.000%, 7/01/26

--------------------------------------------------------------------------------
12

   Principal                                                                               Optional Call
Amount (000) Description                                                                     Provisions* Ratings**
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)
    $    800 Sedona, Arizona, Sewer Revenue Refunding Bonds, Series 1992, 7.000%, 7/01/12 7/04 at 101.00         A
-------------------------------------------------------------------------------------------------------------------
    $106,850 Total Investments (cost $95,164,858) - 99.3%
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                         -------------- ---------
             ----------------------------------------------------------------------------
             Net Assets - 100%                                                            -------------- ---------
             ----------------------------------------------------------------------------

                                                                                      Market
Description                                                                            Value
--------------------------------------------------------------------------------------------
Water and Sewer (continued)
Sedona, Arizona, Sewer Revenue Refunding Bonds, Series 1992, 7.000%, 7/01/12 $       869,950
--------------------------------------------------------------------------------------------
Total Investments (cost $95,164,858) - 99.3%                                      99,838,834
--------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 0.7%                                                 675,759
---------------------------------------------------------------------------- ---------------
Net Assets - 100%                                                            $   100,514,593
---------------------------------------------------------------------------- ---------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND
May 31, 2002

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

     $   165 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.9%

         500 Colorado Educational and Cultural Facilities Authority, School Revenue Bonds (Ave Maria School
              Project), Series 2000, 6.125%, 12/01/25

       1,500 Hyland Hills Park and Recreation District, Adams County, Colorado, Special Revenue Refunding and
              Improvement Bonds, Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

       1,000 Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,500 Colorado Health Facilities Authority, Revenue Bonds (Steamboat Springs Health Care Association
              Project), Series 1999, 5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System
              Project), Series 2001, 6.500%, 11/15/23

       1,000 Colorado Health Facilities Authority, Revenue Bonds (Vail Valley Medical Center Project), Series 2001,
              5.800%, 1/15/27

       1,750 City of Colorado Springs, Colorado, Hospital Revenue Bonds, Series 2000, 6.375%, 12/15/30

       1,000 Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,
              6.250%, 12/01/16

         250 University of Colorado Hospital Authority, Hospital Revenue Bonds, Series 2001A, 5.600%, 11/15/25
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.2%

       1,265 Boulder County, Colorado, Multifamily Housing Refunding and Improvement Revenue Bonds (Thistle
              Community Housing Project), Series 1999, 6.375%, 6/01/29

         460 Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, 1995
              Series A, 6.650%, 10/01/28 (Alternative Minimum Tax)

       1,300 City of Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds (Marks Apartments
              Project), Series 1996, 6.650%, 12/01/26

       1,000 City of Lakewood, Colorado, Multifamily Housing Mortgage Revenue Bonds (FHA-Insured Mortgage
              Loan - The Heights by Marston Lake Project), Series 1995, 6.650%, 10/01/25
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.5%

         840 Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 1999 Series C-3,
              6.750%, 10/01/21

       1,140 Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series A-2,
              7.450%, 10/01/16 (Alternative Minimum Tax)

         755 Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series C-3,
              7.150%, 10/01/30

          75 Pueblo County, Colorado, Single Family Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed
              Securities Program), Series 1994A, 6.850%, 12/01/25

         130 Pueblo County, Colorado, Single Family Mortgage Revenue Refunding Bonds (GNMA and FNMA
              Mortgage-Backed Securities Program), Series 1994A, 7.050%, 11/01/27
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.7%

       1,000 Colorado Health Facilities Authority, First Mortgage Revenue Bonds (Christian Living Campus - Johnson
              Center Nursing Facility Refunding Project), Series 1997A, 7.050%, 1/01/19

       1,250 Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent
              Association - Village at Skyline Project), Series 1999A, 6.375%, 9/01/29

         300 Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent
              Association - Village at Skyline Project), Series 2000C, 7.000%, 3/01/24

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.4%

Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                 7/10 at 100.00       Aa3
 5.750%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 4.9%

Colorado Educational and Cultural Facilities Authority, School Revenue Bonds (Ave Maria School         12/10 at 100.00        AA
 Project), Series 2000, 6.125%, 12/01/25

Hyland Hills Park and Recreation District, Adams County, Colorado, Special Revenue Refunding and       12/06 at 101.00       N/R
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24   4/10 at 100.00       N/R

Colorado Health Facilities Authority, Revenue Bonds (Steamboat Springs Health Care Association          9/09 at 101.00       N/R
 Project), Series 1999, 5.700%, 9/15/23

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System       11/11 at 101.00      BBB+
 Project), Series 2001, 6.500%, 11/15/23

Colorado Health Facilities Authority, Revenue Bonds (Vail Valley Medical Center Project), Series 2001,  1/12 at 100.00       BBB
 5.800%, 1/15/27

City of Colorado Springs, Colorado, Hospital Revenue Bonds, Series 2000, 6.375%, 12/15/30              12/10 at 101.00        A-

Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,                12/11 at 100.00      BBB+
 6.250%, 12/01/16

University of Colorado Hospital Authority, Hospital Revenue Bonds, Series 2001A, 5.600%, 11/15/25      11/11 at 100.00        A3
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Boulder County, Colorado, Multifamily Housing Refunding and Improvement Revenue Bonds (Thistle          6/09 at 100.00       N/R
 Community Housing Project), Series 1999, 6.375%, 6/01/29

Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, 1995        4/05 at 102.00       AA+
 Series A, 6.650%, 10/01/28 (Alternative Minimum Tax)

City of Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds (Marks Apartments             12/06 at 102.00      BBB+
 Project), Series 1996, 6.650%, 12/01/26

City of Lakewood, Colorado, Multifamily Housing Mortgage Revenue Bonds (FHA-Insured Mortgage           10/05 at 102.00       AAA
 Loan - The Heights by Marston Lake Project), Series 1995, 6.650%, 10/01/25
 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 7.5%

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 1999 Series C-3,           10/09 at 105.00       Aa2
 6.750%, 10/01/21

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series A-2,           10/09 at 105.00       Aa2
 7.450%, 10/01/16 (Alternative Minimum Tax)

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series C-3,            4/10 at 105.00        AA
 7.150%, 10/01/30

Pueblo County, Colorado, Single Family Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed            6/02 at 102.00       AA-
 Securities Program), Series 1994A, 6.850%, 12/01/25

Pueblo County, Colorado, Single Family Mortgage Revenue Refunding Bonds (GNMA and FNMA                 11/04 at 102.00       AAA
 Mortgage-Backed Securities Program), Series 1994A, 7.050%, 11/01/27
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 5.7%

Colorado Health Facilities Authority, First Mortgage Revenue Bonds (Christian Living Campus - Johnson   1/07 at 101.00       N/R
 Center Nursing Facility Refunding Project), Series 1997A, 7.050%, 1/01/19

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent              9/09 at 102.00      Baa2
 Association - Village at Skyline Project), Series 1999A, 6.375%, 9/01/29

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent              3/10 at 101.00      Baa2
 Association - Village at Skyline Project), Series 2000C, 7.000%, 3/01/24

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.4%

Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                $       168,571
 5.750%, 7/01/20
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 4.9%

Colorado Educational and Cultural Facilities Authority, School Revenue Bonds (Ave Maria School                 538,030
 Project), Series 2000, 6.125%, 12/01/25

Hyland Hills Park and Recreation District, Adams County, Colorado, Special Revenue Refunding and             1,592,595
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
----------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24        1,052,400

Colorado Health Facilities Authority, Revenue Bonds (Steamboat Springs Health Care Association               1,381,950
 Project), Series 1999, 5.700%, 9/15/23

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System               524,930
 Project), Series 2001, 6.500%, 11/15/23

Colorado Health Facilities Authority, Revenue Bonds (Vail Valley Medical Center Project), Series 2001,       1,002,330
 5.800%, 1/15/27

City of Colorado Springs, Colorado, Hospital Revenue Bonds, Series 2000, 6.375%, 12/15/30                    1,828,750

Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,                      1,048,590
 6.250%, 12/01/16

University of Colorado Hospital Authority, Hospital Revenue Bonds, Series 2001A, 5.600%, 11/15/25              248,218
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Boulder County, Colorado, Multifamily Housing Refunding and Improvement Revenue Bonds (Thistle               1,173,996
 Community Housing Project), Series 1999, 6.375%, 6/01/29

Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, 1995               475,838
 Series A, 6.650%, 10/01/28 (Alternative Minimum Tax)

City of Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds (Marks Apartments                   1,334,398
 Project), Series 1996, 6.650%, 12/01/26

City of Lakewood, Colorado, Multifamily Housing Mortgage Revenue Bonds (FHA-Insured Mortgage                 1,039,340
 Loan - The Heights by Marston Lake Project), Series 1995, 6.650%, 10/01/25
 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 7.5%

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 1999 Series C-3,                   931,392
 6.750%, 10/01/21

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series A-2,                 1,287,163
 7.450%, 10/01/16 (Alternative Minimum Tax)

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series C-3,                   844,324
 7.150%, 10/01/30

Pueblo County, Colorado, Single Family Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed                    76,559
 Securities Program), Series 1994A, 6.850%, 12/01/25

Pueblo County, Colorado, Single Family Mortgage Revenue Refunding Bonds (GNMA and FNMA                         134,913
 Mortgage-Backed Securities Program), Series 1994A, 7.050%, 11/01/27
----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 5.7%

Colorado Health Facilities Authority, First Mortgage Revenue Bonds (Christian Living Campus - Johnson          995,090
 Center Nursing Facility Refunding Project), Series 1997A, 7.050%, 1/01/19

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent                   1,181,688
 Association - Village at Skyline Project), Series 1999A, 6.375%, 9/01/29

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent                     305,703
 Association - Village at Skyline Project), Series 2000C, 7.000%, 3/01/24

--------------------------------------------------------------------------------
14

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.8%

     $ 1,000 Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding
              Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

         450 Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and
              Improvement Bonds, Series 1992B, 6.875%, 10/01/11

         500 El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding
              Series 2001, 6.000%, 12/01/21

       1,000 El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,
              5.500%, 12/01/17

         250 Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,
              Series 2002, 5.000%, 12/01/20

         250 Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,
              Series 1994, 6.875%, 12/01/24

       1,000 Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,
              5.500%, 7/01/29
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.9%

       1,000 Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,
              6.000%, 6/15/15

       1,250 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East
              Charter School Project), Series 2000A, 7.250%, 9/15/30

       1,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter
              School Project), Series 2000, 6.875%, 12/15/20

       1,000 Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,
              5.400%, 12/01/18

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),
              Series 2002, 5.500%, 12/15/18

       1,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,
              5.000%, 7/01/32

         750 City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 11.3%

         500 City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project),
              Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

       3,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14

         900 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
              7.500%, 5/01/21 (Alternative Minimum Tax)

         770 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,
              7.000%, 5/01/21

       1,000 Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,
              5.500%, 6/15/15
-----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.6%

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10

         900 City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18

       1,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,
              7/01/27 (Pre-refunded to 7/01/10)
-----------------------------------------------------------------------------------------------------------------------
             Utilities - 2.4%

       1,000 Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.8%

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding                   No Opt. Call
 Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and               10/02 at 100.00
 Improvement Bonds, Series 1992B, 6.875%, 10/01/11

El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding         No Opt. Call
 Series 2001, 6.000%, 12/01/21

El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,          12/11 at 100.00
 5.500%, 12/01/17

Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,            12/12 at 100.00
 Series 2002, 5.000%, 12/01/20

Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,                   12/04 at 102.00
 Series 1994, 6.875%, 12/01/24

Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,                  No Opt. Call
 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 16.9%

Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,             6/10 at 100.50
 6.000%, 6/15/15

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East         9/11 at 100.00
 Charter School Project), Series 2000A, 7.250%, 9/15/30

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter     12/10 at 101.00
 School Project), Series 2000, 6.875%, 12/15/20

Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,                 12/10 at 100.00
 5.400%, 12/01/18

Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),        12/12 at 100.00
 Series 2002, 5.500%, 12/15/18

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,                  7/12 at 100.00
 5.000%, 7/01/32

City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12        12/03 at 101.00
--------------------------------------------------------------------------------------------------------------------------
Transportation - 11.3%

City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project), 10/02 at 102.00
 Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14              9/10 at 79.90

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,      5/06 at 101.00
 7.500%, 5/01/21 (Alternative Minimum Tax)

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,              5/11 at 101.00
 7.000%, 5/01/21

Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,                  6/11 at 102.00
 5.500%, 6/15/15
--------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 11.6%

Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10               No Opt. Call

City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18           No Opt. Call

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,          7/10 at 101.00
 7/01/27 (Pre-refunded to 7/01/10)
--------------------------------------------------------------------------------------------------------------------------
Utilities - 2.4%

Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17          6/12 at 100.00

Description                                                                                               Ratings**
--------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.8%

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding                       A+
 Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and                     N/R
 Improvement Bonds, Series 1992B, 6.875%, 10/01/11

El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding            Aa3
 Series 2001, 6.000%, 12/01/21

El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,                AAA
 5.500%, 12/01/17

Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,                  AAA
 Series 2002, 5.000%, 12/01/20

Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,                          A1
 Series 1994, 6.875%, 12/01/24

Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,                      A-
 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 16.9%

Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,                  AAA
 6.000%, 6/15/15

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East             Baa3
 Charter School Project), Series 2000A, 7.250%, 9/15/30

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter           BBB
 School Project), Series 2000, 6.875%, 12/15/20

Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,                       AAA
 5.400%, 12/01/18

Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),              AAA
 Series 2002, 5.500%, 12/15/18

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,                       AAA
 5.000%, 7/01/32

City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12               AA
--------------------------------------------------------------------------------------------------------------------
Transportation - 11.3%

City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project),        B+
 Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14                  AAA

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,           N/R
 7.500%, 5/01/21 (Alternative Minimum Tax)

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,                   N/R
 7.000%, 5/01/21

Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,                       AAA
 5.500%, 6/15/15
--------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 11.6%

Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10                  AAA

City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18              AAA

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,              A***
 7/01/27 (Pre-refunded to 7/01/10)
--------------------------------------------------------------------------------------------------------------------
Utilities - 2.4%

Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17               AA-

                                                                                                                   Market
Description                                                                                                         Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.8%

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding                $     1,031,210
 Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and                       453,276
 Improvement Bonds, Series 1992B, 6.875%, 10/01/11

El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding              567,555
 Series 2001, 6.000%, 12/01/21

El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,                1,067,450
 5.500%, 12/01/17

Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,                    250,100
 Series 2002, 5.000%, 12/01/20

Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,                           277,710
 Series 1994, 6.875%, 12/01/24

Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,                     1,044,020
 5.500%, 7/01/29
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 16.9%

Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,                  1,118,410
 6.000%, 6/15/15

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East              1,280,313
 Charter School Project), Series 2000A, 7.250%, 9/15/30

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter           1,051,480
 School Project), Series 2000, 6.875%, 12/15/20

Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,                       1,046,810
 5.400%, 12/01/18

Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),              1,065,440
 Series 2002, 5.500%, 12/15/18

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,                         987,690
 5.000%, 7/01/32

City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12                800,003
-------------------------------------------------------------------------------------------------------------------------
Transportation - 11.3%

City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project),         320,155
 Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14                  1,874,145

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,             888,120
 7.500%, 5/01/21 (Alternative Minimum Tax)

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,                     728,012
 7.000%, 5/01/21

Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,                       1,089,410
 5.500%, 6/15/15
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 11.6%

Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10                  2,791,080

City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18              1,082,727

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,               1,196,440
 7/01/27 (Pre-refunded to 7/01/10)
-------------------------------------------------------------------------------------------------------------------------
Utilities - 2.4%

Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17               1,052,960

--------------------------------------------------------------------------------
15

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 0.3%

     $   120 Colorado Water Resources and Power Development Authority,    11/02 at 100.00       AAA $       122,375
              Small Water Resources Revenue Bonds, 1992 Series A,
              6.700%, 11/01/12
-------------------------------------------------------------------------------------------------------------------
     $43,820 Total Investments (cost $40,723,360) - 97.3%                                                42,353,659
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.7%                         --------------- ---------       1,181,700
             -----------------------------------------------------------                            ---------------
             Net Assets - 100%                                            --------------- --------- $    43,535,359
             -----------------------------------------------------------                            ---------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
May 31, 2002

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.8%

     $ 1,500 New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate                 9/11 at 100.00
              Series 2001B-1, 5.900%, 9/01/31

         330 New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Senior 1992                12/02 at 101.00
              Series One-A, 6.550%, 12/01/05 (Alternative Minimum Tax)

          70 New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Series 1992                12/02 at 101.00
              (Subseries One B), 6.850%, 12/01/05 (Alternative Minimum Tax)

         555 New Mexico Educational Assistance Foundation, Student Loan Purchase Bonds, Senior 1995                  No Opt. Call
              Series IV-A1, 6.500%, 3/01/04 (Alternative Minimum Tax)

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing 12/12 at 101.00
              Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Refunding
              Series 2002, 5.500%, 12/01/31

             City of Santa Fe, New Mexico, Educational Facilities Revenue Improvement and Refunding Revenue
             Bonds (College of Santa Fe Project), Series 1997:
         500   6.000%, 10/01/13                                                                                   10/07 at 100.00
         500   5.875%, 10/01/21                                                                                   10/07 at 100.00

         250 City of Santa Fe, New Mexico, Educational Facilities Improvement Revenue Bonds (College of Santa Fe  10/07 at 100.00
              Project), Series 1998A, 5.500%, 10/01/28

       2,000 Regents of the University of New Mexico, System Revenue Refunding Bonds, Series 1992A,                  No Opt. Call
              6.000%, 6/01/21
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 7.2%

       1,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc.     6/08 at 101.00
              Project), Series 1998, 5.500%, 6/01/28

             New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
             Services), Series 2001A:
       2,000   5.750%, 8/01/15                                                                                     8/11 at 101.00
       1,000   5.500%, 8/01/30                                                                                     8/11 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.2%

       1,915 Bernalillo County, New Mexico, Multifamily Housing Refunding and Improvement Revenue Bonds            6/09 at 101.00
              (El Centro Senior Housing Complex), Series 1999, 5.850%, 6/15/29

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds (Vista Montana Apartments            6/11 at 100.00
              Project), Series 2001A, 5.400%, 12/01/31

       1,000 Las Cruces Housing Development Corporation, New Mexico, Multifamily Mortgage Revenue Refunding        4/03 at 102.00
              Bonds, Series 1993A, 6.400%, 10/01/19
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 21.2%

       1,620 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series D1,          7/06 at 102.00
              6.250%, 7/01/22

       1,370 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series G-2,         7/07 at 102.00
              6.200%, 7/01/28 (Alternative Minimum Tax)

         985 New Mexico Mortgage Finance Authority, Single Family Mortgage Bonds, 1996 Series B-2,                 7/07 at 102.00
              6.300%, 7/01/28 (Alternative Minimum Tax)

       1,245 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1995 Series A,           7/05 at 102.00
              6.650%, 7/01/26 (Alternative Minimum Tax)

         265 New Mexico Mortgage Finance Authority, Single Family Mortgage Purchase Refunding Senior Bonds,        7/02 at 102.00
              1992 Series A2, 6.900%, 7/01/24

       1,970 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series B,          11/09 at 101.50
              7.000%, 9/01/31 (Alternative Minimum Tax)

       2,275 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series C-2,         1/10 at 102.50
              6.950%, 9/01/31 (Alternative Minimum Tax)

       1,060 New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000,            9/09 at 100.00
              6.000%, 9/01/26

                                                                                                                        Market
Description                                                                                          Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 12.8%

New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate                       A2 $     1,478,865
 Series 2001B-1, 5.900%, 9/01/31

New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Senior 1992                      Aaa         337,653
 Series One-A, 6.550%, 12/01/05 (Alternative Minimum Tax)

New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Series 1992                       A2          71,985
 (Subseries One B), 6.850%, 12/01/05 (Alternative Minimum Tax)

New Mexico Educational Assistance Foundation, Student Loan Purchase Bonds, Senior 1995                     Aaa         559,590
 Series IV-A1, 6.500%, 3/01/04 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing       BBB         980,690
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Refunding
 Series 2002, 5.500%, 12/01/31

City of Santa Fe, New Mexico, Educational Facilities Revenue Improvement and Refunding Revenue
Bonds (College of Santa Fe Project), Series 1997:
  6.000%, 10/01/13                                                                                      BBB-         511,490
  5.875%, 10/01/21                                                                                      BBB-         493,985

City of Santa Fe, New Mexico, Educational Facilities Improvement Revenue Bonds (College of Santa Fe       BBB-         226,358
 Project), Series 1998A, 5.500%, 10/01/28

Regents of the University of New Mexico, System Revenue Refunding Bonds, Series 1992A,                      AA       2,255,380
 6.000%, 6/01/21
------------------------------------------------------------------------------------------------------------------------------
Healthcare - 7.2%

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc.         Baa3         827,920
 Project), Series 1998, 5.500%, 6/01/28

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
Services), Series 2001A:
  5.750%, 8/01/15                                                                                         A1       2,089,860
  5.500%, 8/01/30                                                                                         A1         979,580
------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 6.2%

Bernalillo County, New Mexico, Multifamily Housing Refunding and Improvement Revenue Bonds                 N/R       1,730,471
 (El Centro Senior Housing Complex), Series 1999, 5.850%, 6/15/29

Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds (Vista Montana Apartments                 Aaa         594,318
 Project), Series 2001A, 5.400%, 12/01/31

Las Cruces Housing Development Corporation, New Mexico, Multifamily Mortgage Revenue Refunding              A2       1,019,550
 Bonds, Series 1993A, 6.400%, 10/01/19
------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 21.2%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series D1,               AAA       1,660,986
 6.250%, 7/01/22

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series G-2,              AAA       1,398,195
 6.200%, 7/01/28 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Bonds, 1996 Series B-2,                      AAA       1,022,706
 6.300%, 7/01/28 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1995 Series A,                AAA       1,299,158
 6.650%, 7/01/26 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Purchase Refunding Senior Bonds,             AAA         269,847
 1992 Series A2, 6.900%, 7/01/24

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series B,                AAA       2,196,077
 7.000%, 9/01/31 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series C-2,              AAA       2,570,568
 6.950%, 9/01/31 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000,                  A+       1,099,241
 6.000%, 9/01/26

--------------------------------------------------------------------------------
17

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.0%

     $   500 Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds (The Evangelical Lutheran Good
              Samaritan Society Project), Series 1992, 6.450%, 12/01/17

          10 City of Socorro, New Mexico, Health Facilities Refunding Revenue Bonds (The Evangelical Lutheran
              Good Samaritan Society Project), Series 1994, 6.000%, 5/01/08
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.9%

             Grants-Cibola County School District 1, Cibola County, New Mexico, General Obligation School Building
             Bonds, Series 1994:
         480   6.250%, 5/01/08
         510   6.250%, 5/01/09

         500 Commonwealth of Puerto Rico, Public Improvement General Obligation Bonds of 2002, Series A,
              5.500%, 7/01/29
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.3%

       1,880 City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue
              Bonds, Series 1991B, 0.000%, 7/01/11

       2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26

         250 Las Cruces, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,
              6.250%, 12/01/05

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2002,
              5.125%, 6/01/30

       2,130 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,
              5.500%, 7/01/36

       1,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/29

       1,000 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001A,
              5.125%, 9/15/26

       4,000 Santa Fe County, New Mexico, Correctional System Revenue Bonds, Series 1997, 6.000%, 2/01/27
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.5%

       1,000 Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines, Inc. Project),
              1996 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.5%

       1,870 City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue
              Bonds, Series 1991B, 0.000%, 7/01/11

          90 Las Cruces, New Mexico, Joint Utility Refunding and Improvement Revenue Bonds, Series 1992,
              6.250%, 7/01/12

       1,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

         375 Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,
              6.900%, 11/01/12 (Pre-refunded to 11/01/02)

         130 Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992A,
              6.500%, 12/01/06 (Pre-refunded to 12/01/02)

         500 Sandoval County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 1994,
              7.150%, 11/01/10 (Pre-refunded to 11/01/05)

         327 Santa Fe County, New Mexico, Office and Training Facilities Project Revenue Bonds, Series 1990,
              9.000%, 7/01/07
-------------------------------------------------------------------------------------------------------------------
             Utilities - 10.5%

         875 City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds (Public Service Company
              of New Mexico - San Juan and Four Corners Projects), 1992 Series A, 6.375%, 12/15/22

       2,000 City of Farmington, New Mexico, Pollution Control Revenue Bonds (Public Service Company of New
              Mexico), 1999 Series A, 6.600%, 10/01/29 (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.0%

Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds (The Evangelical Lutheran Good      12/02 at 102.00       AAA
 Samaritan Society Project), Series 1992, 6.450%, 12/01/17

City of Socorro, New Mexico, Health Facilities Refunding Revenue Bonds (The Evangelical Lutheran       5/04 at 102.00       AAA
 Good Samaritan Society Project), Series 1994, 6.000%, 5/01/08
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.9%

Grants-Cibola County School District 1, Cibola County, New Mexico, General Obligation School Building
Bonds, Series 1994:
  6.250%, 5/01/08                                                                                    5/04 at 100.00      Baa2
  6.250%, 5/01/09                                                                                    5/04 at 100.00      Baa2

Commonwealth of Puerto Rico, Public Improvement General Obligation Bonds of 2002, Series A,              No Opt. Call        A-
 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 25.3%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue            No Opt. Call       AAA
 Bonds, Series 1991B, 0.000%, 7/01/11

Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26        10/09 at 100.00        AA

Las Cruces, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                      12/02 at 101.00         A
 6.250%, 12/01/05

Lincoln County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2002,                   6/12 at 100.00       Aaa
 5.125%, 6/01/30

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,             7/16 at 100.00         A
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,               2/12 at 100.00        A-
 5.500%, 8/01/29

San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001A,               9/11 at 101.00       AAA
 5.125%, 9/15/26

Santa Fe County, New Mexico, Correctional System Revenue Bonds, Series 1997, 6.000%, 2/01/27             No Opt. Call       AAA
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.5%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines, Inc. Project),       6/06 at 102.00        BB
 1996 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 7.5%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue            No Opt. Call       AAA
 Bonds, Series 1991B, 0.000%, 7/01/11

Las Cruces, New Mexico, Joint Utility Refunding and Improvement Revenue Bonds, Series 1992,            7/02 at 102.00     A1***
 6.250%, 7/01/12

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,              7/10 at 101.00      A***
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                 11/02 at 102.00   Baa1***
 6.900%, 11/01/12 (Pre-refunded to 11/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992A,                12/02 at 102.00   Baa1***
 6.500%, 12/01/06 (Pre-refunded to 12/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 1994,               11/05 at 101.00    N/R***
 7.150%, 11/01/10 (Pre-refunded to 11/01/05)

Santa Fe County, New Mexico, Office and Training Facilities Project Revenue Bonds, Series 1990,          No Opt. Call       Aaa
 9.000%, 7/01/07
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 10.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds (Public Service Company     12/02 at 102.00       AAA
 of New Mexico - San Juan and Four Corners Projects), 1992 Series A, 6.375%, 12/15/22

City of Farmington, New Mexico, Pollution Control Revenue Bonds (Public Service Company of New        10/09 at 102.00      BBB-
 Mexico), 1999 Series A, 6.600%, 10/01/29 (Alternative Minimum Tax)

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.0%

Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds (The Evangelical Lutheran Good      $       519,400
 Samaritan Society Project), Series 1992, 6.450%, 12/01/17

City of Socorro, New Mexico, Health Facilities Refunding Revenue Bonds (The Evangelical Lutheran               10,827
 Good Samaritan Society Project), Series 1994, 6.000%, 5/01/08
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.9%

Grants-Cibola County School District 1, Cibola County, New Mexico, General Obligation School Building
Bonds, Series 1994:
  6.250%, 5/01/08                                                                                           509,078
  6.250%, 5/01/09                                                                                           540,406

Commonwealth of Puerto Rico, Public Improvement General Obligation Bonds of 2002, Series A,                   522,010
 5.500%, 7/01/29
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 25.3%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue               1,240,499
 Bonds, Series 1991B, 0.000%, 7/01/11

Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26              2,002,860

Las Cruces, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                              257,688
 6.250%, 12/01/05

Lincoln County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2002,                        1,505,546
 5.125%, 6/01/30

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,                  2,179,885
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,                    1,016,790
 5.500%, 8/01/29

San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001A,                      979,510
 5.125%, 9/15/26

Santa Fe County, New Mexico, Correctional System Revenue Bonds, Series 1997, 6.000%, 2/01/27                4,528,560
---------------------------------------------------------------------------------------------------------------------
Transportation - 1.5%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines, Inc. Project),              824,130
 1996 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 7.5%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue               1,248,225
 Bonds, Series 1991B, 0.000%, 7/01/11

Las Cruces, New Mexico, Joint Utility Refunding and Improvement Revenue Bonds, Series 1992,                    92,318
 6.250%, 7/01/12

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,                   1,196,440
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                         390,484
 6.900%, 11/01/12 (Pre-refunded to 11/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992A,                        135,655
 6.500%, 12/01/06 (Pre-refunded to 12/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 1994,                       574,490
 7.150%, 11/01/10 (Pre-refunded to 11/01/05)

Santa Fe County, New Mexico, Office and Training Facilities Project Revenue Bonds, Series 1990,               412,419
 9.000%, 7/01/07
---------------------------------------------------------------------------------------------------------------------
Utilities - 10.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds (Public Service Company             910,368
 of New Mexico - San Juan and Four Corners Projects), 1992 Series A, 6.375%, 12/15/22

City of Farmington, New Mexico, Pollution Control Revenue Bonds (Public Service Company of New              2,057,960
 Mexico), 1999 Series A, 6.600%, 10/01/29 (Alternative Minimum Tax)

----
18

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

     $ 1,000 South Central Solid Waste Authority, City of Las Cruces,     6/05 at 100.00        A3 $     1,024,880
              New Mexico, Environmental Services Gross Receipts Tax
              Project Revenue Bonds, Series 1995, 6.000%, 6/01/16

       1,000 Incorporated County of Los Alamos, New Mexico, Utility       7/04 at 102.00       AAA       1,076,060
              System Revenue Bonds, Series 1994A, 6.000%, 7/01/15

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/10 at 101.00       AAA         136,500
              Series HH, 5.250%, 7/01/29

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/12 at 101.00       AAA         500,811
              2002 Series II, 5.125%, 7/01/26
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.5%

       1,000 City of Albuquerque, New Mexico, Joint Water and Sewer         No Opt. Call       AAA         829,560
              System Revenue Bonds, Series 1990 A, 0.000%, 7/01/07
------------------------------------------------------------------------------------------------------------------
    $ 52,582 Total Investments (cost $50,646,276) - 97.6%                                               52,897,832
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.8%
    $  1,000 Hurley, New Mexico, Pollution Control Revenue Bonds                               P-1       1,000,000
------------  (Kennecott Santa Fe Project), Variable Rate Demand Bonds,
              Series 1985, 1.650%, 12/01/15+

             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.6%                                                          310,922
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $    54,208,754
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
19

Statement of Assets and Liabilities
May 31, 2002


                                                                                                               Arizona
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                                      $ 99,838,834
Temporary investments in short-term securities, at amortized cost, which approximates market value                  --
Cash                                                                                                                --
Receivables:
  Interest                                                                                                   1,636,192
  Investments sold                                                                                           1,084,456
  Shares sold                                                                                                  408,091
Other assets                                                                                                       800
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                           102,968,373
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                 713,120
Payables:
  Investments purchased                                                                                      1,167,859
  Shares redeemed                                                                                              267,182
Accrued expenses:
  Management fees                                                                                               46,757
  12b-1 distribution and service fees                                                                           21,245
  Other                                                                                                         69,715
Dividends payable                                                                                              167,902
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                        2,453,780
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $100,514,593
-----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                $ 69,356,492
Shares outstanding                                                                                           6,357,824
Net asset value and redemption price per share                                                            $      10.91
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price) $      11.39
-----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                $  5,962,158
Shares outstanding                                                                                             547,341
Net asset value, offering and redemption price per share                                                  $      10.89
-----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                $  7,454,192
Shares outstanding                                                                                             684,066
Net asset value, offering and redemption price per share                                                  $      10.90
-----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                $ 17,741,751
Shares outstanding                                                                                           1,628,046
Net asset value, offering and redemption price per share                                                  $      10.90
-----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                           $ 95,526,226
Undistributed net investment income                                                                            108,320
Accumulated net realized gain (loss) from investment transactions                                              206,071
Net unrealized appreciation of investments                                                                   4,673,976
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $100,514,593
-----------------------------------------------------------------------------------------------------------------------

                                                                                                              Colorado
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                                      $42,353,659
Temporary investments in short-term securities, at amortized cost, which approximates market value                 --
Cash                                                                                                          537,426
Receivables:
  Interest                                                                                                    730,007
  Investments sold                                                                                              5,000
  Shares sold                                                                                                  70,388
Other assets                                                                                                      293
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                           43,696,773
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                     --
Payables:
  Investments purchased                                                                                            --
  Shares redeemed                                                                                              25,304
Accrued expenses:
  Management fees                                                                                              20,259
  12b-1 distribution and service fees                                                                          12,965
  Other                                                                                                        34,436
Dividends payable                                                                                              68,450
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                         161,414
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $43,535,359
-----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                $32,638,243
Shares outstanding                                                                                          3,214,919
Net asset value and redemption price per share                                                            $     10.15
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price) $     10.59
-----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                $ 6,014,026
Shares outstanding                                                                                            591,743
Net asset value, offering and redemption price per share                                                  $     10.16
-----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                $ 4,063,853
Shares outstanding                                                                                            400,641
Net asset value, offering and redemption price per share                                                  $     10.14
-----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                $   819,237
Shares outstanding                                                                                             80,666
Net asset value, offering and redemption price per share                                                  $     10.16
-----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                           $42,966,065
Undistributed net investment income                                                                            20,013
Accumulated net realized gain (loss) from investment transactions                                          (1,081,018)
Net unrealized appreciation of investments                                                                  1,630,299
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $43,535,359
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            New Mexico
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                                      $52,897,832
Temporary investments in short-term securities, at amortized cost, which approximates market value          1,000,000
Cash                                                                                                               --
Receivables:
  Interest                                                                                                    982,109
  Investments sold                                                                                             30,000
  Shares sold                                                                                                  17,460
Other assets                                                                                                      396
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                           54,927,797
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                499,061
Payables:
  Investments purchased                                                                                            --
  Shares redeemed                                                                                              52,212
Accrued expenses:
  Management fees                                                                                              25,144
  12b-1 distribution and service fees                                                                          13,430
  Other                                                                                                        43,456
Dividends payable                                                                                              85,740
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                         719,043
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $54,208,754
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                $45,882,071
Shares outstanding                                                                                          4,467,514
Net asset value and redemption price per share                                                            $     10.27
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price) $     10.72
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                $ 4,484,662
Shares outstanding                                                                                            436,653
Net asset value, offering and redemption price per share                                                  $     10.27
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                $ 3,294,791
Shares outstanding                                                                                            320,788
Net asset value, offering and redemption price per share                                                  $     10.27
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                $   547,230
Shares outstanding                                                                                             53,125
Net asset value, offering and redemption price per share                                                  $     10.30
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                           $53,480,986
Undistributed net investment income                                                                            22,410
Accumulated net realized gain (loss) from investment transactions                                          (1,546,198)
Net unrealized appreciation of investments                                                                  2,251,556
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $54,208,754
----------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
20

Statement of Operations
Year Ended May 31, 2002

                                                                         Arizona    Colorado  New Mexico
--------------------------------------------------------------------------------------------------------
Investment Income                                                    $5,909,391  $2,564,878  $3,085,991
--------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         563,229     235,038     297,474
12b-1 service fees - Class A                                            141,726      65,569      92,821
12b-1 distribution and service fees - Class B                            51,874      55,622      40,299
12b-1 distribution and service fees - Class C                            47,885      24,640      21,721
Shareholders' servicing agent fees and expenses                          73,283      31,131      38,462
Custodian's fees and expenses                                            45,480      33,942      39,667
Trustees' fees and expenses                                               2,273       1,275       1,500
Professional fees                                                         7,119       5,514       5,414
Shareholders' reports - printing and mailing expenses                    32,979      12,584      16,416
Federal and state registration fees                                       8,879       1,455       4,815
Other expenses                                                            3,579       1,490       1,589
--------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                              978,306     468,260     560,178
  Custodian fee credit                                                   (7,648)     (6,778)     (6,500)
--------------------------------------------------------------------------------------------------------
Net expenses                                                            970,658     461,482     553,678
--------------------------------------------------------------------------------------------------------
Net investment income                                                 4,938,733   2,103,396   2,532,313
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                   371,141    (236,265)   (205,682)
Net change in unrealized appreciation or depreciation of investments    684,193     755,856     357,769
--------------------------------------------------------------------------------------------------------
Net gain from investments                                             1,055,334     519,591     152,087
--------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $5,994,067  $2,622,987  $2,684,400
--------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
21

Statement of Changes in Net Assets

                                                   Arizona                   Colorado                 New Mexico
                                         --------------------------  ------------------------  ------------------------
                                            Year Ended    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                               5/31/02       5/31/01      5/31/02      5/31/01      5/31/02      5/31/01
------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                    $  4,938,733  $  4,961,575  $ 2,103,396  $ 2,149,695  $ 2,532,313  $ 2,514,200
Net realized gain (loss) from
 investment transactions                      371,141       401,786     (236,265)     461,967     (205,682)     (14,342)
Net change in unrealized appreciation
 or depreciation of investments               684,193     5,051,455      755,856    1,688,898      357,769    2,954,115
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
 operations                                 5,994,067    10,414,816    2,622,987    4,300,560    2,684,400    5,453,973
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment
 income:
 Class A                                   (3,439,970)   (3,412,041)  (1,660,014)  (1,681,771)  (2,188,152)  (2,211,944)
 Class B                                     (223,976)     (167,942)    (254,754)    (209,253)    (166,639)    (121,396)
 Class C                                     (274,933)     (251,977)    (148,520)    (133,645)    (119,579)     (99,084)
 Class R                                     (996,729)     (992,302)     (41,703)     (62,752)     (26,194)     (24,240)
From accumulated net realized gains
 from investment transactions:
 Class A                                     (287,782)           --           --           --           --           --
 Class B                                      (22,843)           --           --           --           --           --
 Class C                                      (26,247)           --           --           --           --           --
 Class R                                      (83,066)           --           --           --           --           --
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders             (5,355,546)   (4,824,262)  (2,104,991)  (2,087,421)  (2,500,564)  (2,456,664)
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares           13,251,101    12,078,773    6,191,447    5,165,375    7,204,171    4,852,934
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                              2,263,946     1,970,606      801,988      783,727      989,004      940,007
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
                                           15,515,047    14,049,379    6,993,435    5,949,102    8,193,175    5,792,941
Cost of shares redeemed                   (15,924,227)  (16,912,857)  (4,940,462)  (8,633,180)  (6,835,243)  (7,389,863)
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                (409,180)   (2,863,478)   2,052,973   (2,684,078)   1,357,932   (1,596,922)
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         229,341     2,727,076    2,570,969     (470,939)   1,541,768    1,400,387
Net assets at the beginning of year       100,285,252    97,558,176   40,964,390   41,435,329   52,666,986   51,266,599
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year            $100,514,593  $100,285,252  $43,535,359  $40,964,390  $54,208,754  $52,666,986
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 year                                    $    108,320  $    100,797  $    20,013  $    21,608  $    22,410  $    (9,657)
------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
22

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), the Nuveen Colorado Municipal Bond Fund ("Colorado") and the Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Arizona had an outstanding when-issued purchase commitment of $1,167,859. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.



----
23

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation, based on securities held by the Funds on June 1, 2001, as follows:

                           Arizona Colorado New Mexico
                         -----------------------------
                            $4,398      $--       $318
                         -----------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.
The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                           Arizona Colorado New Mexico
                         -----------------------------
                            $3,174      $--     $1,231
                         -----------------------------

This change had no material effect on the Financial Highlights for the fiscal year ended May 31, 2002.


----
24

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Arizona
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               562,460  $  6,174,513     851,247  $  9,258,306
  Class B                                               261,542     2,872,150     154,599     1,645,642
  Class C                                               245,482     2,697,687      65,162       696,706
  Class R                                               136,624     1,506,751      44,551       478,119
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               124,737     1,372,224     111,799     1,196,824
  Class B                                                 6,531        71,741       4,830        51,735
  Class C                                                13,082       143,601      11,847       126,918
  Class R                                                61,526       676,380      55,615       595,129
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
                                                      1,411,984    15,515,047   1,299,650    14,049,379
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (845,645)   (9,309,118) (1,237,376)  (13,278,899)
  Class B                                              (131,425)   (1,442,894)   (108,496)   (1,149,297)
  Class C                                              (110,843)   (1,217,197)    (57,595)     (617,453)
  Class R                                              (359,793)   (3,955,018)   (174,095)   (1,867,208)
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
                                                     (1,447,706)  (15,924,227) (1,577,562)  (16,912,857)
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (35,722) $   (409,180)   (277,912) $ (2,863,478)
--------------------------------------------------------------------------------------------------------

                                                                       Colorado
                                                     --------------------------------------------
                                                           Year Ended             Year Ended
                                                            5/31/02                5/31/01
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             312,890  $ 3,181,379   259,908  $ 2,581,180
  Class B                                             138,017    1,407,148   124,036    1,228,779
  Class C                                             153,767    1,558,828    85,046      849,243
  Class R                                               4,215       44,092    51,491      506,173
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              57,314      583,785    58,094      573,931
  Class B                                              11,969      122,194    10,590      104,892
  Class C                                               5,964       60,699     4,905       48,462
  Class R                                               3,466       35,310     5,712       56,442
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
                                                      687,602    6,993,435   599,782    5,949,102
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (379,574)  (3,847,245) (509,355)  (5,041,734)
  Class B                                             (48,173)    (490,220) (121,110)  (1,196,611)
  Class C                                             (58,208)    (587,309) (118,685)  (1,169,951)
  Class R                                              (1,563)     (15,688) (123,978)  (1,224,884)
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
                                                     (487,518)  (4,940,462) (873,128)  (8,633,180)
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
Net increase (decrease)                               200,084  $ 2,052,973  (273,346) $(2,684,078)
--------------------------------------------------------------------------------------------------


----
25

                                                                                     New Mexico
                                                                    --------------------------------------------
                                                                          Year Ended             Year Ended
                                                                           5/31/02                5/31/01
                                                                    ---------------------  ---------------------
                                                                       Shares       Amount    Shares       Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                            463,385  $ 4,774,216   366,189  $ 3,710,657
  Class B                                                            126,319    1,307,407    78,649      797,573
  Class C                                                            108,986    1,122,548    28,338      284,376
  Class R                                                                 --           --     5,969       60,328
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                             82,006      846,342    81,990      824,400
  Class B                                                              7,636       78,794     6,070       61,052
  Class C                                                              3,727       38,430     3,152       31,679
  Class R                                                              2,458       25,438     2,268       22,876
-----------------------------------------------------------------------------------------------------------------
                                                                     794,517    8,193,175   572,625    5,792,941
-----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                           (607,425)  (6,267,495) (660,880)  (6,634,039)
  Class B                                                            (28,844)    (298,096)  (34,532)    (350,873)
  Class C                                                            (26,109)    (269,652)  (37,770)    (379,970)
  Class R                                                                 --           --    (2,442)     (24,981)
-----------------------------------------------------------------------------------------------------------------
                                                                    (662,378)  (6,835,243) (735,624)  (7,389,863)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              132,139  $ 1,357,932  (162,999) $(1,596,922)
-----------------------------------------------------------------------------------------------------------------

3. Subsequent Event-Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

                                    Arizona Colorado New Mexico
                -----------------------------------------------
                Dividend per share:
                  Class A            $.0445   $.0420     $.0405
                  Class B             .0375    .0360      .0340
                  Class C             .0395    .0375      .0355
                  Class R             .0465    .0440      .0420
                -----------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                                           Arizona    Colorado  New Mexico
     ---------------------------------------------------------------------
     Purchases:
       Long-term municipal securities  $18,052,138 $13,590,480 $12,573,063
       Short-term securities             5,500,000          --   1,000,000
     Sales and maturities:
       Long-term municipal securities   16,575,785  11,833,920  11,814,716
       Short-term securities             5,500,000          --          --
     ---------------------------------------------------------------------


----
26

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                Arizona     Colorado   New Mexico
---------------------------------------------------------------------------------
Cost of investments                        $95,157,286  $40,861,704  $51,996,401
---------------------------------------------------------------------------------

                                                Arizona     Colorado   New Mexico
---------------------------------------------------------------------------------
Gross unrealized appreciation              $ 6,081,591   $2,076,714   $2,732,037
Gross unrealized depreciation               (1,400,043)    (584,759)    (830,606)
---------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 4,681,548   $1,491,955   $1,901,431
---------------------------------------------------------------------------------

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                                              Arizona Colorado New Mexico
       ------------------------------------------------------------------
       Undistributed tax-exempt income       $506,227 $194,950   $225,575
       Undistributed ordinary income*          18,069       --         --
       Undistributed long-term capital gains  188,002       --         --
       ------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

                                                Arizona   Colorado New Mexico
  ---------------------------------------------------------------------------
  Distributions from tax-exempt income       $4,936,238 $2,102,626 $2,497,024
  Distributions from ordinary income*                --         --         --
  Distributions from long-term capital gains    419,938         --         --
  ---------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At May 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                       Colorado New Mexico
                      ------------------------------------
                      Expiration Year:
                        2003           $     -- $  153,924
                        2004                 --    290,586
                        2005                 --         --
                        2006                 --         --
                        2007                 --         --
                        2008            470,202    411,479
                        2009            374,551    338,997
                        2010             97,921         --
                      ------------------------------------
                      Total            $942,674 $1,194,986
                      ------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million         .5500 of 1%
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.


----
27

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                              Arizona Colorado New Mexico
      -------------------------------------------------------------------
      Sales charges collected (unaudited)    $145,582  $68,198    $96,901
      Paid to authorized dealers (unaudited)  126,110   61,212     84,637
      -------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                           Arizona Colorado New Mexico
          ------------------------------------------------------------
          Commission advances (unaudited) $120,485  $72,510    $65,365
          ------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                                Arizona Colorado New Mexico
-----------------------------------------------------------
12b-1 fees retained (unaudited) $55,181  $54,614    $39,815
-----------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                          Arizona Colorado New Mexico
-----------------------------------------------------
CDSC retained (unaudited) $39,678  $14,335     $9,171
-----------------------------------------------------


----
28

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                     Investment Operations       Less Distributions
                                                   -------------------------  -----------------------


ARIZONA


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                         Beginning     Net    Invest-             Net                  Ending
                                               Net Invest-       ment         Invest-                     Net
Year Ended                                   Asset    ment       Gain            ment  Capital          Asset     Total
May 31,                                      Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                                       $10.84    $.53      $ .12  $ .65    $(.53)   $(.05) $(.58) $10.91      6.06%
 2001                                        10.24     .54        .58   1.12     (.52)      --   (.52)  10.84     11.12
 2000                                        11.25     .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24     (3.75)
 1999                                        11.40     .53       (.09)   .44     (.54)    (.05)  (.59)  11.25      3.87
 1998                                        10.94     .55        .48   1.03     (.55)    (.02)  (.57)  11.40      9.56
Class B (2/97)
 2002                                        10.83     .45        .11    .56     (.45)    (.05)  (.50)  10.89      5.20
 2001                                        10.23     .46        .59   1.05     (.45)      --   (.45)  10.83     10.33
 2000                                        11.24     .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23     (4.48)
 1999                                        11.39     .45       (.10)   .35     (.45)    (.05)  (.50)  11.24      3.12
 1998                                        10.94     .47        .47    .94     (.47)    (.02)  (.49)  11.39      8.67
Class C (2/94)
 2002                                        10.83     .47        .12    .59     (.47)    (.05)  (.52)  10.90      5.50
 2001                                        10.23     .48        .59   1.07     (.47)      --   (.47)  10.83     10.56
 2000                                        11.24     .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23     (4.28)
 1999                                        11.39     .47       (.09)   .38     (.48)    (.05)  (.53)  11.24      3.33
 1998                                        10.94     .49        .47    .96     (.49)    (.02)  (.51)  11.39      8.89
Class R (2/97)
 2002                                        10.83     .56        .12    .68     (.56)    (.05)  (.61)  10.90      6.30
 2001                                        10.24     .56        .58   1.14     (.55)      --   (.55)  10.83     11.27
 2000                                        11.25     .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24     (3.53)
 1999                                        11.40     .56       (.10)   .46     (.56)    (.05)  (.61)  11.25      4.09
 1998                                        10.94     .57        .48   1.05     (.57)    (.02)  (.59)  11.40      9.79
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(b)   Reimbursement(c)
ARIZONA                                          -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                                Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,                                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                                    $69,356      .92%    4.85%      .92%    4.85%      .91%    4.86%        16%
 2001                                     70,642      .95     5.02       .95     5.02       .94     5.03         21
 2000                                     69,512     1.10     4.85      1.06     4.89      1.06     4.90         41
 1999                                     86,452      .93     4.57       .84     4.67       .84     4.67         16
 1998                                     85,922      .93     4.77       .83     4.87       .83     4.87         16
Class B (2/97)
 2002                                      5,962     1.67     4.10      1.67     4.10      1.66     4.11         16
 2001                                      4,447     1.70     4.27      1.70     4.27      1.69     4.28         21
 2000                                      3,680     1.85     4.11      1.82     4.14      1.81     4.15         41
 1999                                      4,180     1.69     3.84      1.58     3.95      1.58     3.95         16
 1998                                      1,620     1.68     3.98      1.51     4.15      1.51     4.15         16
Class C (2/94)
 2002                                      7,454     1.46     4.30      1.46     4.30      1.46     4.31         16
 2001                                      5,809     1.50     4.47      1.50     4.47      1.49     4.48         21
 2000                                      5,290     1.65     4.31      1.61     4.34      1.60     4.35         41
 1999                                      6,426     1.48     4.03      1.39     4.12      1.39     4.12         16
 1998                                      6,328     1.48     4.20      1.35     4.33      1.35     4.33         16
Class R (2/97)
 2002                                     17,742      .72     5.05       .72     5.05       .71     5.06         16
 2001                                     19,388      .75     5.22       .75     5.22       .74     5.23         21
 2000                                     19,076      .91     5.06       .87     5.09       .87     5.10         41
 1999                                     21,534      .73     4.78       .64     4.87       .63     4.87         16
 1998                                     20,504      .73     4.97       .63     5.07       .63     5.07         16
--------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.





                                See accompanying notes to financial statements.

----
29

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


COLORADO



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                  Ending
                                             Net Invest-    Invest-         Invest-                     Net
                                           Asset    ment  ment Gain            ment  Capital          Asset     Total
Year Ended May 31,                         Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2002                                     $10.02    $.52     $  .13  $ .65    $(.52)   $  --  $(.52) $10.15      6.53%
 2001                                       9.50     .52        .51   1.03     (.51)      --   (.51)  10.02     11.00
 2000                                      10.68     .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999                                      10.81     .50       (.10)   .40     (.50)    (.03)  (.53)  10.68      3.76
 1998                                      10.15     .52        .66   1.18     (.52)      --   (.52)  10.81     11.85
Class B (2/97)
 2002                                      10.03     .44        .13    .57     (.44)      --   (.44)  10.16      5.78
 2001                                       9.52     .45        .50    .95     (.44)      --   (.44)  10.03     10.07
 2000                                      10.70     .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999                                      10.82     .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
 1998                                      10.16     .43        .68   1.11     (.45)      --   (.45)  10.82     11.03
Class C (2/97)
 2002                                      10.01     .46        .13    .59     (.46)      --   (.46)  10.14      5.98
 2001                                       9.49     .47        .50    .97     (.45)      --   (.45)  10.01     10.41
 2000                                      10.67     .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999                                      10.80     .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
 1998                                      10.15     .46        .66   1.12     (.47)      --   (.47)  10.80     11.17
Class R (2/97)
 2002                                      10.01     .54        .15    .69     (.54)      --   (.54)  10.16      6.98
 2001                                       9.50     .54        .50   1.04     (.53)      --   (.53)  10.01     11.10
 2000                                      10.69     .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999                                      10.81     .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
 1998                                      10.16     .54        .66   1.20     (.55)      --   (.55)  10.81     11.98
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                       --------------------------------------------------------------------------
                                                 Before Credit/         After          After Credit/
                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
COLORADO                                       -----------------  -----------------  -----------------
                                                           Ratio              Ratio              Ratio
                                                          of Net             of Net             of Net
                                                         Invest-            Invest-            Invest-
                                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                                               Expenses   Income  Expenses   Income  Expenses   Income
                                        Ending       to       to        to       to        to       to
                                           Net  Average  Average   Average  Average   Average  Average  Portfolio
                                        Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                       (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2002                                  $32,638      .96%    5.05%      .96%    5.05%      .94%    5.06%        28%
 2001                                   32,306     1.00     5.28      1.00     5.28       .99     5.29         33
 2000                                   32,448     1.26     4.94      1.26     4.94      1.25     4.95         54
 1999                                   39,189     1.03     4.54       .96     4.61       .96     4.62         23
 1998                                   37,285     1.01     4.83      1.00     4.84      1.00     4.84         19
Class B (2/97)
 2002                                    6,014     1.70     4.29      1.70     4.29      1.69     4.31         28
 2001                                    4,916     1.75     4.53      1.75     4.53      1.74     4.54         33
 2000                                    4,533     2.04     4.19      2.04     4.19      2.03     4.20         54
 1999                                    4,424     1.78     3.80      1.68     3.90      1.68     3.91         23
 1998                                    1,661     1.76     4.05      1.75     4.06      1.75     4.06         19
Class C (2/97)
 2002                                    4,064     1.49     4.50      1.49     4.50      1.48     4.51         28
 2001                                    2,995     1.55     4.73      1.55     4.73      1.54     4.74         33
 2000                                    3,113     1.89     4.38      1.89     4.38      1.88     4.39         54
 1999                                    2,464     1.58     4.00      1.49     4.10      1.49     4.10         23
 1998                                      875     1.56     4.24      1.55     4.25      1.55     4.25         19
Class R (2/97)
 2002                                      819      .75     5.25       .75     5.25       .74     5.26         28
 2001                                      746      .81     5.47       .81     5.47       .80     5.48         33
 2000                                    1,342     1.11     5.16      1.11     5.16      1.10     5.17         54
 1999                                      864      .83     4.74       .76     4.81       .75     4.82         23
 1998                                      750      .81     5.02       .80     5.03       .80     5.03         19
------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
30

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                                                     Investment Operations      Less Distributions
                                                   -------------------------  ----------------------


NEW MEXICO


                                                                  Net            From
                                                            Realized/          and in
                                                           Unrealized          Excess
                                         Beginning     Net    Invest-          of Net                 Ending
                                               Net Invest-       ment         Invest-                    Net
                                             Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                           Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2002...................................    $10.23    $.49      $ .04  $ .53    $(.49)     $-- $(.49) $10.27      5.22%
 2001...................................      9.66     .50        .56   1.06     (.49)      --  (.49)  10.23     11.11
 2000...................................     10.58     .47       (.90)  (.43)    (.49)      --  (.49)   9.66     (4.09)
 1999...................................     10.67     .49       (.09)   .40     (.49)      --  (.49)  10.58      3.74
 1998...................................     10.16     .50        .51   1.01     (.50)      --  (.50)  10.67     10.17
Class B (2/97)
 2002...................................     10.23     .41        .04    .45     (.41)      --  (.41)  10.27      4.43
 2001...................................      9.66     .42        .56    .98     (.41)      --  (.41)  10.23     10.26
 2000...................................     10.57     .40       (.90)  (.50)    (.41)      --  (.41)   9.66     (4.75)
 1999...................................     10.67     .41       (.10)   .31     (.41)      --  (.41)  10.57      2.89
 1998...................................     10.15     .43        .52    .95     (.43)      --  (.43)  10.67      9.46
Class C (2/97)
 2002...................................     10.23     .43        .04    .47     (.43)      --  (.43)  10.27      4.61
 2001...................................      9.65     .44        .57   1.01     (.43)      --  (.43)  10.23     10.61
 2000...................................     10.58     .42       (.92)  (.50)    (.43)      --  (.43)   9.65     (4.71)
 1999...................................     10.67     .43       (.09)   .34     (.43)      --  (.43)  10.58      3.22
 1998...................................     10.16     .45        .51    .96     (.45)      --  (.45)  10.67      9.60
Class R (2/97)
 2002...................................     10.26     .51        .03    .54     (.50)      --  (.50)  10.30      5.39
 2001...................................      9.68     .52        .56   1.08     (.50)      --  (.50)  10.26     11.39
 2000...................................     10.60     .49       (.90)  (.41)    (.51)      --  (.51)   9.68     (3.89)
 1999...................................     10.70     .51       (.10)   .41     (.51)      --  (.51)  10.60      3.86
 1998...................................     10.17     .53        .53   1.06     (.53)      --  (.53)  10.70     10.59
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(b)   Reimbursement(c)
NEW MEXICO                                                 -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2002................................... $45,882      .95%    4.76%      .95%    4.76%      .94%    4.77%        22%
 2001...................................  46,358      .99     4.92       .99     4.92       .97     4.93         10
 2000...................................  45,795     1.19     4.73      1.19     4.73      1.19     4.74         24
 1999...................................  56,315      .97     4.52       .91     4.58       .90     4.58         14
 1998...................................  54,959      .93     4.65       .79     4.79       .79     4.79         13
Class B (2/97)
 2002...................................   4,485     1.70     4.01      1.70     4.01      1.69     4.02         22
 2001...................................   3,393     1.73     4.17      1.73     4.17      1.72     4.18         10
 2000...................................   2,717     1.97     3.98      1.97     3.98      1.96     3.98         24
 1999...................................   2,721     1.72     3.77      1.67     3.82      1.67     3.83         14
 1998...................................   1,408     1.68     3.88      1.53     4.03      1.53     4.03         13
Class C (2/97)
 2002...................................   3,295     1.50     4.20      1.50     4.20      1.48     4.21         22
 2001...................................   2,396     1.54     4.37      1.54     4.37      1.52     4.38         10
 2000...................................   2,321     1.76     4.18      1.76     4.18      1.75     4.18         24
 1999...................................   2,393     1.52     3.97      1.47     4.03      1.46     4.03         14
 1998...................................   1,487     1.48     4.06      1.31     4.23      1.31     4.23         13
Class R (2/97)
 2002...................................     547      .75     4.96       .75     4.96       .74     4.97         22
 2001...................................     520      .79     5.12       .79     5.12       .77     5.13         10
 2000...................................     434     1.01     4.91      1.01     4.91      1.00     4.91         24
 1999...................................     479      .77     4.72       .71     4.78       .70     4.78         14
 1998...................................     466      .73     4.86       .58     5.01       .58     5.01         13
--------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
31

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund (three of the portfolios constituting Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
32

                                     Notes

----
33

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
34

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
35

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
36

--------------------------------------------------------------------------------
Fund Information
================================================================================

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787

Change of Independent Accountants
On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, and Nuveen New Mexico Municipal Bond Fund (the "Funds"). Arthur Andersen's report for the Funds' financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.























NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
37

Serving Investors For Generations
---------------------------------

[Photo of John Nuveen Sr. appears here]

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

[NUVEEN Investments]

Nuveen Municipal Bond Fund

                                               Annual Report dated May 31, 2002




Dependable, tax-free income to help you keep more of what you earn.

[Photo Appears Here]









Nuveen Florida Municipal Bond Fund






                                 It's not what you earn, it's what you keep./r/

Receive your Nuveen Fund updates faster than ever!

By registering for online access you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report-- all you have to do is click on the Internet address provided. You'll be saving time as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes.

(see instructions at right)


Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today-- here's what you need to do

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

1.   Go to www.nuveen.com.

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel Internet viewing.

If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR BROKERAGE ACCOUNT, follow the steps outlined below:

1.   Go to www.investordelivery.com.

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address (yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4. Click Submit. Confirm the infor- mation you just entered is correct, then click Submit again.

5. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6. Use this same process if you need to change your registration infor- mation or cancel Internet viewing.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

[Photo of Timothy R. Schwertfeger Appears Here]

   "I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."

 Dear Shareholder,


Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy--see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

[GRAPHIC]
Timothy R. Schwertfeger
Chairman of the Board


July 17, 2002

                             Annual Report | Page 1

Portfolio Manager's Comments

In the following Q&A, portfolio manager Tom O'Shaughnessy examines economic and market conditions, key investment strategies, and the performance of the Nuveen Florida Municipal Bond Fund. Tom has 19 years of investment experience, all with Nuveen.

Q. What factors had the greatest influence on the U.S. economy and the Florida municipal market during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking fast advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or relatively short maturities. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year.* This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The ample supply stemmed largely from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. By comparison, supply of Florida municipal bonds rose 11 percent during the same time frame. Although Florida's supply trailed the national average, we found it relatively easy to identify new bonds to add to the portfolio, especially high quality bonds.

Q.   How did the fund perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen Florida Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares the fund's performance to that of its peers (as measured by its Lipper category2 average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index3). The fund's duration had a significant effect on performance. Duration measures how sensitive a fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Florida fund had a duration of 7.80.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

 *According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

One-Year Total Returns as of 5-31-02
--------------------------------------------------------------

Nuveen Florida Municipal Bond Fund1                     4.84%
Lipper Florida Municipal Debt Funds

category average2                                       5.49%
Lehman Brothers Municipal Bond Index3                   6.51%
--------------------------------------------------------------


Q.   What strategies did you use to manage the fund during the period?

A. We managed the fund in accordance with Nuveen's overall value-oriented approach to municipal investing. In other words, we sought attractive securities whose prices were, in our opinion, lower than justified. As always, we attempted to identify undervalued securities that would outperform others over the long run on a total return basis.

     As economic uncertainty increased during the reporting period, we focused on managing the level of risk in the portfolio. While risk is always an important concern for us, we thought it was especially so at a time when state and local governments were encountering serious financial challenges. Whenever we assumed added risk, we sought to ensure that shareholders were sufficiently compensated by higher yields.

Our efforts to moderate risk took several forms. For example, we looked to invest in bonds with high credit ratings. We also sought to pare back the fund's duration, reducing sensitivity to changes in interest rates. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed income securities during the period, we knew such performance could be sustained only as long as rates remained low. By managing duration, we were positioning the portfolio for steadier performance in the future. Finally, we wanted to make sure the fund was sufficiently diversified by managing concentration risk, the risk that bonds from any one issuer would make up too large a percentage of portfolio assets.

By looking at the fund's top three sector weightings as of the end of the period, shareholders can get a fairly good indication of where we devoted much of our investment

Growth of an Assumed $10,000 Investment Nuveen Florida Municipal
Bond Fund/3/, /4/, /5/

[GRAPHIC]

Nuveen Florida Municipal Bond Fund (Offer) $16,740
Nuveen Florida Municipal Bond Fund (NAV) $17,474
Lehman Brothers Municipal Bond Index $19,220

1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Florida Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 60 funds in the Lipper Florida Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

5 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.


                                 Nuveen Florida        Nuveen Florida
          Lehman Brothers        Municipal Bond Fund   Municipal Bond Fund
          Municipal Bond Index   (NAV)                 (Offer)
"5/92"    10000                  10000                 9580
"5/93"    11196                  11250                 10777
"5/94"    11472                  11477                 10995
"5/95"    12517                  12447                 11924
"5/96"    13089                  12839                 12299
"5/97"    14175                  13813                 13232
"5/98"    15505                  15012                 14382
"5/99"    16230                  15579                 14925
"5/00"    16091                  15243                 14603
"5/01"    18047                  16668                 15968
"5/02"    19220                  17474                 16740

                             Annual Report | Page 3
activity during the past 12 months. For example, the fund's largest sector weighting was in multifamily housing bonds (19 percent of fund assets), an area of the market in which Nuveen has substantial research experience that we rely on to select undervalued bonds for the fund. The fund continued to be well represented in transportation securities (13 percent of fund assets). States such as Florida have recently seen a high degree of airport bond issuance. Airport bonds suffered, unfairly, in our opinion, along with the airline industry after September 11. Because many of these airport issues came to market insured, we remained confident in their ongoing ability to make income payments. Healthcare, the fund's third largest sector weighting (13 percent of fund assets), is also an area of research emphasis for Nuveen. During the period, healthcare securities offered attractive yields relative to equivalent high-grade bonds.

Another approach we followed during the period was to actively sell high quality pre-refunded bonds. Short-maturity pre-refunded issues are in high demand by money market managers because the securities are backed by U.S. Treasuries, the highest quality investments available. Money managers are often willing to pay significant premiums to acquire these bonds, and we looked to sell whenever possible. Selling pre-refunded bonds ahead of their call dates allowed us to smooth cash inflows into the fund and therefore reduce reinvestment risk.

Q.   What is your outlook for the municipal market and the fund?

A. We believe conditions may remain favorable for municipal bond performance in Florida, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for the fund and further diversify the portfolio.

Second, the economic recovery has been weaker than we had hoped. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving assets out of stocks and into fixed income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

We anticipate making few major changes to our management approach during the next 12 months. We expect that our focus on managing risk will continue, and the sectors that represented our primary focus during the past 12 months, multifamily housing, transportation, and healthcare may continue to be areas of emphasis. As always, we will continue to depend heavily on Nuveen Research and its thorough analysis of potential sources of value for shareholders. Our goal will continue to be to create solid performance that can be sustained for shareholders, whatever the market conditions.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
 Fund Spotlight as of 5/31/02                 Nuveen Florida Municipal Bond Fund
================================================================================

Quick Facts

                           A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                         $ 10.28       $ 10.27        $ 10.28       $ 10.27
--------------------------------------------------------------------------------
Latest Dividend/1/          $0.0450       $0.0385        $0.0405       $0.0470
--------------------------------------------------------------------------------
Inception Date                 6/90          2/97           9/95          2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                                  NAV     Offer
1-Year                                  4.84%     0.46%
--------------------------------------------------------
5-Year                                  4.81%     3.92%
--------------------------------------------------------
10-Year                                 5.73%     5.28%
--------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                                  4.06%     0.08%
--------------------------------------------------------
5-Year                                  4.00%     3.83%
--------------------------------------------------------
10-Year                                 5.19%     5.19%
--------------------------------------------------------

C Shares                                  NAV
1-Year                                  4.29%
--------------------------------------------------------
5-Year                                  4.25%
--------------------------------------------------------
10-Year                                 5.16%
--------------------------------------------------------

R Shares                                  NAV
1-Year                                  5.07%
--------------------------------------------------------
5-Year                                  5.01%
--------------------------------------------------------
10-Year                                 5.84%
--------------------------------------------------------

Tax-Free Yields
A Shares                                  NAV     Offer
SEC 30-Day Yield                        4.81%     4.60%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             6.87%     6.57%
--------------------------------------------------------

B Shares                                  NAV
SEC 30-Day Yield                        4.06%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             5.80%
--------------------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        4.26%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             6.09%
--------------------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        5.01%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             7.16%
--------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                                  NAV     Offer
1-Year                                  2.83%    -1.51%
--------------------------------------------------------
5-Year                                  4.90%     4.00%
--------------------------------------------------------
10-Year                                 5.79%     5.34%
--------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                                  2.06%    -1.84%
--------------------------------------------------------
5-Year                                  4.11%     3.94%
--------------------------------------------------------
10-Year                                 5.26%     5.26%
--------------------------------------------------------

C Shares                                  NAV
1-Year                                  2.29%
--------------------------------------------------------
5-Year                                  4.32%
--------------------------------------------------------
10-Year                                 5.22%
--------------------------------------------------------

R Shares                                  NAV
1-Year                                  3.04%
--------------------------------------------------------
5-Year                                  5.10%
--------------------------------------------------------
10-Year                                 5.90%
--------------------------------------------------------

Bond Credit Quality/4/
[PIECHART APPEARS HERE]
                          AAA/U.S. Guaranteed       47%
                          AA                         6%
                          A                         16%
                          BBB                        8%
                          NR                        20%
                          Other                      3%

Top Five Sectors/4/
Housing (Multifamily)                               19%
--------------------------------------------------------
Transportation                                      13%
--------------------------------------------------------
Healthcare                                          13%
--------------------------------------------------------
Tax Obligation (General)                            10%
--------------------------------------------------------
Long-Term Care                                       9%
--------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $ 358,378
--------------------------------------------------------
Average Effective Maturity (Years)                22.16
--------------------------------------------------------
Average Duration                                   7.80
--------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 5

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2002


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 4.8%

    $    750 Clay County Development Authority, Florida, Industrial Development Revenue Refunding Bonds
              (Cargill, Inc. Project), Series 1992, 6.400%, 3/01/11

       5,500 Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation
              Project), Series 1994, 6.900%, 8/01/22 (Alternative Minimum Tax)

       8,350 Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation
              Project), Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)

         600 City of Jacksonville, Florida, Industrial Development Revenue Refunding Bonds (Cargill, Inc. Project),
              Series 1992, 6.400%, 3/01/11

       1,500 Nassau County, Florida, Pollution Control Revenue Refunding Bonds (ITT Rayonier, Inc. Project),
              Series 1993, 6.200%, 7/01/15
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 2.4%

      10,000 Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds
              (National Gypsum Company - Apollo Beach Project), Series 2000B, 7.125%, 4/01/30 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 0.1%

         300 Brevard County Educational Facilities Authority, Florida, Educational Facilities Refunding and
              Improvement Revenue Bonds, Series 1992, 6.875%, 11/01/22
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.8%

       3,550 Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System
              Sunbelt Obligated Group), Series 2001A, 6.000%, 11/15/31

       8,500 Jacksonville Economic Development Commission, Florida, Mayo Foundation Healthcare Facilities
              Revenue Bonds (Mayo Clinic Jacksonville), Series 2001A, 5.500%, 11/15/36

       1,750 City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland Regional Medical Center
              Project), Series 1996, 5.250%, 11/15/25

       2,320 Martin County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Martin Memorial
              Hospital), Series 1990A, 7.125%, 11/15/04

       2,250 City of Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds (Mount Sinai Medical
              Center of Florida Project), Series 2001A, 6.125%, 11/15/11

       5,000 North Broward Hospital District, Florida, Improvement Revenue Bonds, Series 2001, 6.000%, 1/15/31

      10,645 Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System -
              Sunbelt Obligated Group), Series 1995, 5.250%, 11/15/20

       5,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue and Revenue Refunding Bonds
              (BRCH Corporation Obligated Group), Series 2001, 5.625%, 12/01/31

       5,000 South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32

       2,040 City of Tallahassee, Florida, Health Facilities Revenue Bonds (Tallahassee Memorial HealthCare, Inc.
              Project), Series 2000, 6.375%, 12/01/30
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 19.2%

         600 Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds
              (Lakeside Apartments Project), Series 1995, 7.000%, 2/01/25

         250 Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds
              (Boardwalk Apartments Project), Series 1996, 6.200%, 8/01/16

      11,190 Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds (The Pier
              Club Apartments Project), Series 1999, 7.000%, 7/01/34

       2,700 Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds
              (Greentree Place Project), Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)

         605 Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992 Series A,
              6.400%, 6/01/24

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 4.8%

Clay County Development Authority, Florida, Industrial Development Revenue Refunding Bonds              7/02 at 102.00        A+
 (Cargill, Inc. Project), Series 1992, 6.400%, 3/01/11

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation           8/04 at 102.00       BBB
 Project), Series 1994, 6.900%, 8/01/22 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation           9/06 at 102.00      Baa2
 Project), Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)

City of Jacksonville, Florida, Industrial Development Revenue Refunding Bonds (Cargill, Inc. Project),  9/02 at 102.00        A+
 Series 1992, 6.400%, 3/01/11

Nassau County, Florida, Pollution Control Revenue Refunding Bonds (ITT Rayonier, Inc. Project),         7/03 at 102.00      BBB-
 Series 1993, 6.200%, 7/01/15
---------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 2.4%

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds          4/10 at 101.00       N/R
 (National Gypsum Company - Apollo Beach Project), Series 2000B, 7.125%, 4/01/30 (Alternative
 Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 0.1%

Brevard County Educational Facilities Authority, Florida, Educational Facilities Refunding and         11/02 at 102.00      BBB-
 Improvement Revenue Bonds, Series 1992, 6.875%, 11/01/22
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 12.8%

Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System 11/11 at 101.00        A-
 Sunbelt Obligated Group), Series 2001A, 6.000%, 11/15/31

Jacksonville Economic Development Commission, Florida, Mayo Foundation Healthcare Facilities           11/11 at 101.00        AA
 Revenue Bonds (Mayo Clinic Jacksonville), Series 2001A, 5.500%, 11/15/36

City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland Regional Medical Center          11/06 at 102.00       AAA
 Project), Series 1996, 5.250%, 11/15/25

Martin County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Martin Memorial  11/02 at 100.00       AAA
 Hospital), Series 1990A, 7.125%, 11/15/04

City of Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds (Mount Sinai Medical     No Opt. Call        BB
 Center of Florida Project), Series 2001A, 6.125%, 11/15/11

North Broward Hospital District, Florida, Improvement Revenue Bonds, Series 2001, 6.000%, 1/15/31       1/11 at 101.00        A-

Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System -  11/05 at 102.00       AAA
 Sunbelt Obligated Group), Series 1995, 5.250%, 11/15/20

Palm Beach County Health Facilities Authority, Florida, Hospital Revenue and Revenue Refunding Bonds   12/11 at 101.00        A+
 (BRCH Corporation Obligated Group), Series 2001, 5.625%, 12/01/31

South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32          5/12 at 101.00        A+

City of Tallahassee, Florida, Health Facilities Revenue Bonds (Tallahassee Memorial HealthCare, Inc.   12/10 at 100.00      Baa1
 Project), Series 2000, 6.375%, 12/01/30
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 19.2%

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds       2/05 at 102.00       AAA
 (Lakeside Apartments Project), Series 1995, 7.000%, 2/01/25

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds       8/06 at 102.00       AAA
 (Boardwalk Apartments Project), Series 1996, 6.200%, 8/01/16

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds (The Pier       7/09 at 102.00       N/R
 Club Apartments Project), Series 1999, 7.000%, 7/01/34

Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds            4/05 at 102.00      BBB-
 (Greentree Place Project), Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)

Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992 Series A,                6/02 at 103.00       AAA
 6.400%, 6/01/24

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Basic Materials - 4.8%

Clay County Development Authority, Florida, Industrial Development Revenue Refunding Bonds             $       767,565
 (Cargill, Inc. Project), Series 1992, 6.400%, 3/01/11

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation                5,758,280
 Project), Series 1994, 6.900%, 8/01/22 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation                8,464,562
 Project), Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)

City of Jacksonville, Florida, Industrial Development Revenue Refunding Bonds (Cargill, Inc. Project),         613,794
 Series 1992, 6.400%, 3/01/11

Nassau County, Florida, Pollution Control Revenue Refunding Bonds (ITT Rayonier, Inc. Project),              1,466,445
 Series 1993, 6.200%, 7/01/15
----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 2.4%

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds               8,615,200
 (National Gypsum Company - Apollo Beach Project), Series 2000B, 7.125%, 4/01/30 (Alternative
 Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 0.1%

Brevard County Educational Facilities Authority, Florida, Educational Facilities Refunding and                 307,140
 Improvement Revenue Bonds, Series 1992, 6.875%, 11/01/22
----------------------------------------------------------------------------------------------------------------------
Healthcare - 12.8%

Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System       3,583,832
 Sunbelt Obligated Group), Series 2001A, 6.000%, 11/15/31

Jacksonville Economic Development Commission, Florida, Mayo Foundation Healthcare Facilities                 8,403,865
 Revenue Bonds (Mayo Clinic Jacksonville), Series 2001A, 5.500%, 11/15/36

City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland Regional Medical Center                1,752,328
 Project), Series 1996, 5.250%, 11/15/25

Martin County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Martin Memorial        2,353,478
 Hospital), Series 1990A, 7.125%, 11/15/04

City of Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds (Mount Sinai Medical        1,994,198
 Center of Florida Project), Series 2001A, 6.125%, 11/15/11

North Broward Hospital District, Florida, Improvement Revenue Bonds, Series 2001, 6.000%, 1/15/31            5,059,700

Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System -       10,755,282
 Sunbelt Obligated Group), Series 1995, 5.250%, 11/15/20

Palm Beach County Health Facilities Authority, Florida, Hospital Revenue and Revenue Refunding Bonds         4,908,250
 (BRCH Corporation Obligated Group), Series 2001, 5.625%, 12/01/31

South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32               4,963,950

City of Tallahassee, Florida, Health Facilities Revenue Bonds (Tallahassee Memorial HealthCare, Inc.         2,076,108
 Project), Series 2000, 6.375%, 12/01/30
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 19.2%

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds              634,128
 (Lakeside Apartments Project), Series 1995, 7.000%, 2/01/25

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds              264,810
 (Boardwalk Apartments Project), Series 1996, 6.200%, 8/01/16

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds (The Pier           10,669,217
 Club Apartments Project), Series 1999, 7.000%, 7/01/34

Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds                 2,798,145
 (Greentree Place Project), Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)

Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992 Series A,                       623,604
 6.400%, 6/01/24

----
6

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

             Florida Housing Finance Agency, Housing Revenue Bonds (Antigua Club Apartments Project),
             1995 Series A1:
    $  1,000   6.750%, 8/01/14 (Alternative Minimum Tax)                                                         2/05 at 102.00
       5,000   6.875%, 8/01/26 (Alternative Minimum Tax)                                                         2/05 at 102.00

       1,115 Florida Housing Finance Agency, Housing Revenue Bonds (Brittany of Rosemont Apartments Project),    2/05 at 102.00
              1995 Series C1, 6.875%, 8/01/26 (Alternative Minimum Tax)

             Florida Housing Finance Agency, Housing Revenue Bonds (The Vineyards Project), 1995 Series H:
       1,260   6.400%, 11/01/15                                                                                 11/05 at 102.00
       1,660   6.500%, 11/01/25                                                                                 11/05 at 102.00

       2,000 Florida Housing Finance Agency, Multifamily Housing Revenue Refunding Bonds (Players Club),         8/06 at 102.00
              1991 Series C, 6.200%, 8/01/16

       3,500 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Villas of Capri Project),       10/06 at 102.00
              1996 Series H, 6.100%, 4/01/17 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Leigh Meadows Apartments         9/06 at 102.00
              Project), 1996 Series N, 6.300%, 9/01/36 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Stoddert Arms Apartments         9/06 at 102.00
              Project), 1996 Series O, 6.300%, 9/01/36 (Alternative Minimum Tax)

       1,415 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (GNMA Collateralized -            6/02 at 100.00
              Driftwood Terrace Apartments Project), 1989 Series I, 7.650%, 12/20/31 (Alternative Minimum Tax)

      10,000 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Whistlers Cove Apartment         7/08 at 102.00
              Project), Series 1998 T1, 6.500%, 1/01/39 (Alternative Minimum Tax)

      10,000 Florida Housing Finance Corporation, Revenue Bonds (Pembroke Apartments), Series B-144A,              No Opt. Call
              7.750%, 2/01/41

       1,000 Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds (Ashley Point  10/02 at 100.00
              Apartments Project), 1994 Series A, 7.100%, 10/01/24 (Alternative Minimum Tax)

         750 Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds          6/08 at 102.00
              (Windsor Park Apartments Project), Series 1998, 5.900%, 6/01/38 (Alternative Minimum Tax)

      13,100 Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds          7/10 at 102.00
              (Saddlebrook Apartments Project), Series 2000A, 7.450%, 7/01/40 (Alternative Minimum Tax)
              (Mandatory put 7/01/30)
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.5%

         425 Housing Finance Authority of Broward County, Florida, Home Mortgage Revenue Bonds, 1985 Series A,     No Opt. Call
              0.000%, 4/01/16

       1,825 Housing Finance Authority of Clay County, Florida, Single Family Mortgage Revenue Bonds (Multi-     3/05 at 102.00
              County Program), Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

          56 Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Refunding Bonds,  6/02 at 102.00
              1991 Series D, 6.950%, 12/15/12

          20 Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,            9/02 at 101.00
              1991 Series E, 7.000%, 3/01/24

       1,000 Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,            4/05 at 102.00
              Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)

         430 Duval County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA        10/04 at 102.00
              Mortgage-Backed Securities Program), Series 1994, 6.550%, 10/01/15 (Alternative Minimum Tax)

         155 Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-    4/05 at 102.00
              County Program), Series 1995, 6.950%, 10/01/27 (Alternative Minimum Tax)

         815 Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series A,           7/04 at 102.00
              6.250%, 7/01/11

                                                                                                                       Market
Description                                                                                        Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Florida Housing Finance Agency, Housing Revenue Bonds (Antigua Club Apartments Project),
1995 Series A1:
  6.750%, 8/01/14 (Alternative Minimum Tax)                                                              AAA $      1,045,790
  6.875%, 8/01/26 (Alternative Minimum Tax)                                                              AAA        5,245,500

Florida Housing Finance Agency, Housing Revenue Bonds (Brittany of Rosemont Apartments Project),         AAA        1,169,747
 1995 Series C1, 6.875%, 8/01/26 (Alternative Minimum Tax)

Florida Housing Finance Agency, Housing Revenue Bonds (The Vineyards Project), 1995 Series H:
  6.400%, 11/01/15                                                                                      BBB-        1,280,614
  6.500%, 11/01/25                                                                                      BBB-        1,674,160

Florida Housing Finance Agency, Multifamily Housing Revenue Refunding Bonds (Players Club),              AAA        2,121,580
 1991 Series C, 6.200%, 8/01/16

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Villas of Capri Project),             AAA        3,689,420
 1996 Series H, 6.100%, 4/01/17 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Leigh Meadows Apartments              AAA        1,039,100
 Project), 1996 Series N, 6.300%, 9/01/36 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Stoddert Arms Apartments              AAA        1,039,100
 Project), 1996 Series O, 6.300%, 9/01/36 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (GNMA Collateralized -                 AAA        1,418,637
 Driftwood Terrace Apartments Project), 1989 Series I, 7.650%, 12/20/31 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Whistlers Cove Apartment              N/R        9,504,900
 Project), Series 1998 T1, 6.500%, 1/01/39 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Revenue Bonds (Pembroke Apartments), Series B-144A,                 N/R        9,998,400
 7.750%, 2/01/41

Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds (Ashley Point       BBB+        1,001,180
 Apartments Project), 1994 Series A, 7.100%, 10/01/24 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds               N/R          739,313
 (Windsor Park Apartments Project), Series 1998, 5.900%, 6/01/38 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds               N/R       13,209,516
 (Saddlebrook Apartments Project), Series 2000A, 7.450%, 7/01/40 (Alternative Minimum Tax)
 (Mandatory put 7/01/30)
-----------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 3.5%

Housing Finance Authority of Broward County, Florida, Home Mortgage Revenue Bonds, 1985 Series A,        AAA          105,702
 0.000%, 4/01/16

Housing Finance Authority of Clay County, Florida, Single Family Mortgage Revenue Bonds (Multi-          Aaa        1,907,673
 County Program), Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Refunding Bonds,       AAA           56,917
 1991 Series D, 6.950%, 12/15/12

Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,                 Aaa           20,199
 1991 Series E, 7.000%, 3/01/24

Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,                 AAA        1,047,170
 Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)

Duval County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA              Aaa          445,149
 Mortgage-Backed Securities Program), Series 1994, 6.550%, 10/01/15 (Alternative Minimum Tax)

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-         AAA          162,339
 County Program), Series 1995, 6.950%, 10/01/27 (Alternative Minimum Tax)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series A,                AAA          834,650
 6.250%, 7/01/11

----
7

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

             Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
    $    610   6.550%, 7/01/14 (Alternative Minimum Tax)
         615   6.650%, 1/01/24 (Alternative Minimum Tax)

       1,240 Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County
              Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

         375 Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,
              Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

       9,050 Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,
              0.000%, 3/01/31

       1,300 Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,
              5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

         455 Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,
              1990 Series B, 7.600%, 3/01/23

         150 Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-
              County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

         145 Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-
              County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

       1,030 Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,
              Series 1991A, 7.150%, 9/01/23
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 8.5%

      10,000 City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project),
              Series 1999, 6.000%, 10/01/29

             Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
             Inc.), Series 1997:
       1,000   6.000%, 1/01/15
       1,595   6.100%, 1/01/19

             Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
             (National Benevolent Association - Cypress Village Florida Project), Series 1996A:
         690   6.125%, 12/01/16
       1,000   6.250%, 12/01/26

       1,550 Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran
              Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

       8,000 Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult
              Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

       4,000 Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen
              Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

             Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
             (Sunnyside Properties Project), Series 1995:
         570   5.500%, 5/15/03
         600   5.500%, 5/15/04
         170   5.500%, 5/15/05
       1,000   6.000%, 5/15/10
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.8%

             Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
       2,540   0.000%, 1/01/29
       7,750   0.000%, 1/01/31
       3,750   0.000%, 1/01/33
       1,325   0.000%, 1/01/34

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
  6.550%, 7/01/14 (Alternative Minimum Tax)                                                              1/05 at 102.00
  6.650%, 1/01/24 (Alternative Minimum Tax)                                                              1/05 at 102.00

Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County         No Opt. Call
 Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,             11/05 at 102.00
 Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,               9/08 at 27.73
 0.000%, 3/01/31

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,                 3/11 at 101.00
 5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,           9/02 at 101.00
 1990 Series B, 7.600%, 3/01/23

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-         2/05 at 102.00
 County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-         3/07 at 102.00
 County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,          9/02 at 101.00
 Series 1991A, 7.150%, 9/01/23
------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.5%

City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project), 10/09 at 101.00
 Series 1999, 6.000%, 10/01/29

Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
Inc.), Series 1997:
  6.000%, 1/01/15                                                                                        1/07 at 102.00
  6.100%, 1/01/19                                                                                        1/07 at 102.00

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
(National Benevolent Association - Cypress Village Florida Project), Series 1996A:
  6.125%, 12/01/16                                                                                      12/06 at 102.00
  6.250%, 12/01/26                                                                                      12/06 at 102.00

Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran       11/02 at 101.00
 Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult       11/06 at 102.00
 Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen                 12/06 at 102.00
 Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
(Sunnyside Properties Project), Series 1995:
  5.500%, 5/15/03                                                                                          No Opt. Call
  5.500%, 5/15/04                                                                                          No Opt. Call
  5.500%, 5/15/05                                                                                          No Opt. Call
  6.000%, 5/15/10                                                                                        5/06 at 102.00
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.8%

Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
  0.000%, 1/01/29                                                                                         1/09 at 33.86
  0.000%, 1/01/31                                                                                         1/09 at 30.33
  0.000%, 1/01/33                                                                                         1/09 at 27.10
  0.000%, 1/01/34                                                                                         1/09 at 25.64

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
  6.550%, 7/01/14 (Alternative Minimum Tax)                                                                   AAA
  6.650%, 1/01/24 (Alternative Minimum Tax)                                                                   AAA

Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County            AAA
 Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,                   Aaa
 Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,                   Aaa
 0.000%, 3/01/31

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,                      Aaa
 5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,                Aaa
 1990 Series B, 7.600%, 3/01/23

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-              AAA
 County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-              Aaa
 County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,               Aaa
 Series 1991A, 7.150%, 9/01/23
------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.5%

City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project),         A
 Series 1999, 6.000%, 10/01/29

Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
Inc.), Series 1997:
  6.000%, 1/01/15                                                                                             N/R
  6.100%, 1/01/19                                                                                             N/R

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
(National Benevolent Association - Cypress Village Florida Project), Series 1996A:
  6.125%, 12/01/16                                                                                           Baa2
  6.250%, 12/01/26                                                                                           Baa2

Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran             AAA
 Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult              A-
 Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen                         A
 Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
(Sunnyside Properties Project), Series 1995:
  5.500%, 5/15/03                                                                                             N/R
  5.500%, 5/15/04                                                                                             N/R
  5.500%, 5/15/05                                                                                             N/R
  6.000%, 5/15/10                                                                                             N/R
------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.8%

Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
  0.000%, 1/01/29                                                                                             AAA
  0.000%, 1/01/31                                                                                             AAA
  0.000%, 1/01/33                                                                                             AAA
  0.000%, 1/01/34                                                                                             AAA

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
  6.550%, 7/01/14 (Alternative Minimum Tax)                                                             $       645,124
  6.650%, 1/01/24 (Alternative Minimum Tax)                                                                     643,499

Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County            1,413,240
 Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,                     397,358
 Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,                   1,658,503
 0.000%, 3/01/31

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,                      1,306,487
 5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,                  462,380
 1990 Series B, 7.600%, 3/01/23

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-                155,939
 County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-                146,662
 County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,               1,041,536
 Series 1991A, 7.150%, 9/01/23
-----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.5%

City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project),      10,188,500
 Series 1999, 6.000%, 10/01/29

Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
Inc.), Series 1997:
  6.000%, 1/01/15                                                                                               965,720
  6.100%, 1/01/19                                                                                             1,492,378

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
(National Benevolent Association - Cypress Village Florida Project), Series 1996A:
  6.125%, 12/01/16                                                                                              685,356
  6.250%, 12/01/26                                                                                              949,880

Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran             1,595,570
 Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult             8,012,640
 Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen                       4,252,280
 Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
(Sunnyside Properties Project), Series 1995:
  5.500%, 5/15/03                                                                                               577,353
  5.500%, 5/15/04                                                                                               612,834
  5.500%, 5/15/05                                                                                               173,601
  6.000%, 5/15/10                                                                                               954,960
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.8%

Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
  0.000%, 1/01/29                                                                                               545,617
  0.000%, 1/01/31                                                                                             1,478,778
  0.000%, 1/01/33                                                                                               631,575
  0.000%, 1/01/34                                                                                               210,529

----
8

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
             Bridge Construction Bonds, Series 2002:
    $  5,465   5.250%, 7/01/20
       6,180   5.000%, 7/01/31

       2,165 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
              Series 1985, 9.125%, 6/01/14

             State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
             1996 Series B:
       2,220   4.750%, 6/01/21
       4,120   4.500%, 6/01/27

       5,000 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
              1997 Series B, 4.750%, 6/01/23

       3,000 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay
              Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

             Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
             Series 1999A:
       1,560   5.750%, 8/01/18
       1,970   5.750%, 8/01/19

         635 Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.9%

         850 Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment
              Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

       1,050 Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35

       5,000 Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,
               7.650%, 7/01/16

       3,000 Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20

         250 City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13

         585 Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special
              Assessment District), Series 1995, 5.900%, 11/01/11

       1,000 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic
              Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

       3,760 Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),
              Series 2000A, 5.375%, 10/01/30

       1,750 Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds
              (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,
              5.625%, 10/01/30

       1,245 Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds
              (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

         560 Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18

       3,300 City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17
------------------------------------------------------------------------------------------------------------------------
             Transportation - 13.2%

       6,000 Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26
              (Alternative Minimum Tax)

       8,000 City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,
              Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

       1,000 Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative
              Minimum Tax)

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
Bridge Construction Bonds, Series 2002:
  5.250%, 7/01/20                                                                                           7/12 at 101.00
  5.000%, 7/01/31                                                                                           7/12 at 101.00

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,     No Opt. Call
 Series 1985, 9.125%, 6/01/14

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
1996 Series B:
  4.750%, 6/01/21                                                                                           6/07 at 101.00
  4.500%, 6/01/27                                                                                           6/07 at 101.00

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,   6/08 at 101.00
 1997 Series B, 4.750%, 6/01/23

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay          6/09 at 101.00
 Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
Series 1999A:
  5.750%, 8/01/18                                                                                           8/09 at 100.00
  5.750%, 8/01/19                                                                                           8/09 at 100.00

Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19                    No Opt. Call
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 7.9%

Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment             5/12 at 102.00
 Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35               10/06 at 102.00

Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,            No Opt. Call
  7.650%, 7/01/16

Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20       10/11 at 100.00

City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13           10/02 at 102.00

Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special                   11/05 at 100.00
 Assessment District), Series 1995, 5.900%, 11/01/11

Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic             12/04 at 102.00
 Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),        10/10 at 102.00
 Series 2000A, 5.375%, 10/01/30

Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds               8/09 at 101.00
 (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,                  10/10 at 101.00
 5.625%, 10/01/30

Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds              8/11 at 101.00
 (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18                                     4/12 at 100.00

City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17                         No Opt. Call
---------------------------------------------------------------------------------------------------------------------------
Transportation - 13.2%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                   10/11 at 101.00
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,    No Opt. Call
 Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative                 10/02 at 102.00
 Minimum Tax)

Description                                                                                                Ratings**
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
Bridge Construction Bonds, Series 2002:
  5.250%, 7/01/20                                                                                                AA+
  5.000%, 7/01/31                                                                                                AAA

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        AA+
 Series 1985, 9.125%, 6/01/14

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
1996 Series B:
  4.750%, 6/01/21                                                                                                AA+
  4.500%, 6/01/27                                                                                                AA+

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        AAA
 1997 Series B, 4.750%, 6/01/23

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay               AAA
 Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
Series 1999A:
  5.750%, 8/01/18                                                                                                AAA
  5.750%, 8/01/19                                                                                                AAA

Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19                       Aaa
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 7.9%

Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment                   AA
 Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35                     AAA

Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,               AAA
  7.650%, 7/01/16

Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20             AAA

City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13                 AAA

Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special                          A2
 Assessment District), Series 1995, 5.900%, 11/01/11

Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic                  Baa1
 Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),              AAA
 Series 2000A, 5.375%, 10/01/30

Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds                    N/R
 (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,                        AAA
 5.625%, 10/01/30

Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds                   AAA
 (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18                                          AAA

City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17                            AAA
---------------------------------------------------------------------------------------------------------------------
Transportation - 13.2%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                         AAA
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,       N/R
 Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative                       AAA
 Minimum Tax)

                                                                                                                    Market
Description                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
Bridge Construction Bonds, Series 2002:
  5.250%, 7/01/20                                                                                          $     5,596,324
  5.000%, 7/01/31                                                                                                5,990,954

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        2,971,722
 Series 1985, 9.125%, 6/01/14

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
1996 Series B:
  4.750%, 6/01/21                                                                                                2,127,470
  4.500%, 6/01/27                                                                                                3,655,346

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        4,748,250
 1997 Series B, 4.750%, 6/01/23

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay               2,724,870
 Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
Series 1999A:
  5.750%, 8/01/18                                                                                                1,665,908
  5.750%, 8/01/19                                                                                                2,093,874

Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19                         652,342
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 7.9%

Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment                    862,716
 Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35                     1,014,101

Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,               6,516,350
  7.650%, 7/01/16

Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20             3,097,560

City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13                   258,588

Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special                           611,302
 Assessment District), Series 1995, 5.900%, 11/01/11

Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic                   1,008,200
 Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),              3,822,341
 Series 2000A, 5.375%, 10/01/30

Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds                    1,737,068
 (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,                        5,950,988
 5.625%, 10/01/30

Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds                   1,210,040
 (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18                                            567,566

City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17                            1,566,873
--------------------------------------------------------------------------------------------------------------------------
Transportation - 13.2%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                         5,890,380
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,       4,227,120
 Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative                       1,032,850
 Minimum Tax)

----
9

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $ 11,000 Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding
              Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
              put 11/01/07)

       4,000 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,
              5.125%, 10/01/21 (Alternative Minimum Tax)

       1,000 Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,
              Series 1996B, 5.875%, 10/01/23

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum
              Tax)

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,
              5.750%, 10/01/20 (Alternative Minimum Tax)

             Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
             Inc. Project), Series 1995A:
       3,000   7.500%, 5/01/15 (Alternative Minimum Tax)
       3,270   7.750%, 5/01/21 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 5.6%

         255 Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,
              6.300%, 4/01/14 (Pre-refunded to 4/01/04)

       1,500 Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami
              Project), Series 1991A, 5.750%, 5/01/21

             State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
             Series 1984:
       4,000   9.875%, 7/01/09
       1,000   10.000%, 7/01/14

         335 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
              Series 1985, 9.125%, 6/01/14

       1,500 State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,
              6.000%, 3/01/14 (Pre-refunded to 3/01/04)

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19

       1,250 Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,
              6.000%, 10/01/20 (Pre-refunded to 10/01/02)

       5,000 Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,
              6.750%, 8/01/24 (Pre-refunded to 8/01/05)

       2,000 City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),
              Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
-----------------------------------------------------------------------------------------------------------------------
             Utilities - 8.1%

       6,000 Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal
              River Power Plant Project), Series 1992A, 6.625%, 1/01/27

       2,500 Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa
              Electric Company Project), Series 1991, 7.875%, 8/01/21

       3,000 Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,
              5.000%, 10/01/26

      10,000 City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40

       1,000 Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,
              6.750%, 10/01/17

       4,000 Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)
              (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

       2,000 St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company
              Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding      11/07 at 100.00
 Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
 put 11/01/07)

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,              10/12 at 100.00
 5.125%, 10/01/21 (Alternative Minimum Tax)

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,               10/06 at 102.00
 Series 1996B, 5.875%, 10/01/23

Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum           10/10 at 101.00
 Tax)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,            10/12 at 100.00
 5.750%, 10/01/20 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
Inc. Project), Series 1995A:
  7.500%, 5/01/15 (Alternative Minimum Tax)                                                                5/06 at 102.00
  7.750%, 5/01/21 (Alternative Minimum Tax)                                                                5/06 at 102.00
--------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,                   4/04 at 102.00
 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami          No Opt. Call
 Project), Series 1991A, 5.750%, 5/01/21

State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
Series 1984:
  9.875%, 7/01/09                                                                                            No Opt. Call
  10.000%, 7/01/14                                                                                           No Opt. Call

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,  6/02 at 100.00
 Series 1985, 9.125%, 6/01/14

State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,              3/04 at 102.00
 6.000%, 3/01/14 (Pre-refunded to 3/01/04)

Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19                              7/02 at 100.00

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,       10/02 at 102.00
 6.000%, 10/01/20 (Pre-refunded to 10/01/02)

Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,        8/05 at 102.00
 6.750%, 8/01/24 (Pre-refunded to 8/01/05)

City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),         12/04 at 102.00
 Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
--------------------------------------------------------------------------------------------------------------------------
Utilities - 8.1%

Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal     7/02 at 102.00
 River Power Plant Project), Series 1992A, 6.625%, 1/01/27

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa      8/02 at 102.00
 Electric Company Project), Series 1991, 7.875%, 8/01/21

Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,                   10/06 at 100.00
 5.000%, 10/01/26

City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40                    10/10 at 100.00

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,          No Opt. Call
 6.750%, 10/01/17

Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)            6/02 at 101.00
 (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company            11/02 at 102.00
 Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

Description                                                                                                Ratings**
------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding             BB
 Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
 put 11/01/07)

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,                    AAA
 5.125%, 10/01/21 (Alternative Minimum Tax)

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                     AAA
 Series 1996B, 5.875%, 10/01/23

Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum                 AAA
 Tax)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,                  AAA
 5.750%, 10/01/20 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
Inc. Project), Series 1995A:
  7.500%, 5/01/15 (Alternative Minimum Tax)                                                                     N/R
  7.750%, 5/01/21 (Alternative Minimum Tax)                                                                     N/R
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,                      A3***
 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami             AAA
 Project), Series 1991A, 5.750%, 5/01/21

State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
Series 1984:
  9.875%, 7/01/09                                                                                               AAA
  10.000%, 7/01/14                                                                                              AAA

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,       AAA
 Series 1985, 9.125%, 6/01/14

State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,                 AA***
 6.000%, 3/01/14 (Pre-refunded to 3/01/04)

Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19                                   AAA

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,          Aa2***
 6.000%, 10/01/20 (Pre-refunded to 10/01/02)

Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,             BBB-***
 6.750%, 8/01/24 (Pre-refunded to 8/01/05)

City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),               AAA
 Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
------------------------------------------------------------------------------------------------------------------------
Utilities - 8.1%

Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal           A1
 River Power Plant Project), Series 1992A, 6.625%, 1/01/27

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa            A1
 Electric Company Project), Series 1991, 7.875%, 8/01/21

Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,                          AA
 5.000%, 10/01/26

City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40                          AAA

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,             Aa2
 6.750%, 10/01/17

Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)                  A2
 (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company                  Aa3
 Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

                                                                                                                   Market
Description                                                                                                         Value
-------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding      $    10,257,720
 Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
 put 11/01/07)

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,                    3,937,040
 5.125%, 10/01/21 (Alternative Minimum Tax)

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                     1,053,300
 Series 1996B, 5.875%, 10/01/23

Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum                10,437,808
 Tax)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,                  4,191,760
 5.750%, 10/01/20 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
Inc. Project), Series 1995A:
  7.500%, 5/01/15 (Alternative Minimum Tax)                                                                     2,968,740
  7.750%, 5/01/21 (Alternative Minimum Tax)                                                                     3,240,570
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,                          278,355
 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami             1,642,920
 Project), Series 1991A, 5.750%, 5/01/21

State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
Series 1984:
  9.875%, 7/01/09                                                                                               5,243,400
  10.000%, 7/01/14                                                                                              1,454,840

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,         458,243
 Series 1985, 9.125%, 6/01/14

State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,                   1,648,080
 6.000%, 3/01/14 (Pre-refunded to 3/01/04)

Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19                                     167,424

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,             1,293,363
 6.000%, 10/01/20 (Pre-refunded to 10/01/02)

Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,             5,684,200
 6.750%, 8/01/24 (Pre-refunded to 8/01/05)

City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),               2,241,400
 Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
-------------------------------------------------------------------------------------------------------------------------
Utilities - 8.1%

Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal          6,137,400
 River Power Plant Project), Series 1992A, 6.625%, 1/01/27

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa           2,584,725
 Electric Company Project), Series 1991, 7.875%, 8/01/21

Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,                         2,911,440
 5.000%, 10/01/26

City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40                         10,243,500

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,             1,214,140
 6.750%, 10/01/17

Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)                 4,056,240
 (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company                  2,042,060
 Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

----
10

   Principal                                                                                                    Optional Call
Amount (000) Description                                                                                          Provisions*
------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.8%

    $    705 City of Callaway, Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A,             9/06 at 102.00
              6.000%, 9/01/26

             City of Clearwater, Florida, Water and Sewer Revenue Refunding Bonds, Series 1998:
       2,155   0.000%, 12/01/12                                                                                12/08 at 85.42
       1,000   0.000%, 12/01/13                                                                                12/08 at 80.93

       1,000 Town of Davie, Florida, Water and Sewer Improvement and Refunding Revenue Bonds, Series 1992,    10/02 at 102.00
              6.250%, 10/01/17

         600 The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds, Series 1992, 6.000%, 11/15/14 11/02 at 102.00

       2,000 Escambia County Utilities Authority, Florida, Utility System Revenue Bonds, Series 1992B,           No Opt. Call
              0.000%, 1/01/15

             Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
       1,850   0.000%, 10/01/08                                                                                  No Opt. Call
       2,800   0.000%, 10/01/09                                                                                  No Opt. Call

       4,600 City of Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 5.125%, 9/01/31       9/11 at 100.00

         165 City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1992A, 6.000%, 10/01/17    10/02 at 101.00
------------------------------------------------------------------------------------------------------------------------------
    $381,346 Total Investments (cost $352,723,857) - 99.7%
------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.3%                                                             ---------------
             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                ---------------
             ------------------------------------------------------------------------------------------------

                                                                                                                    Market
Description                                                                                      Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 3.8%

City of Callaway, Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A,                  AAA $       748,781
 6.000%, 9/01/26

City of Clearwater, Florida, Water and Sewer Revenue Refunding Bonds, Series 1998:
  0.000%, 12/01/12                                                                                     AAA       1,307,611
  0.000%, 12/01/13                                                                                     AAA         570,040

Town of Davie, Florida, Water and Sewer Improvement and Refunding Revenue Bonds, Series 1992,          AAA       1,032,900
 6.250%, 10/01/17

The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds, Series 1992, 6.000%, 11/15/14       AAA         621,204

Escambia County Utilities Authority, Florida, Utility System Revenue Bonds, Series 1992B,              AAA       1,085,620
 0.000%, 1/01/15

Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
  0.000%, 10/01/08                                                                                     AAA       1,450,972
  0.000%, 10/01/09                                                                                     AAA       2,081,460

City of Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 5.125%, 9/01/31            AAA       4,544,660

City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1992A, 6.000%, 10/01/17          AAA         168,570
--------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $352,723,857) - 99.7%                                                         357,390,525
--------------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 0.3%                                                             ---------         987,374
------------------------------------------------------------------------------------------------  ---------------
Net Assets - 100%                                                                                --------- $   358,377,899
------------------------------------------------------------------------------------------------  ---------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
11

Statement of Assets and Liabilities
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2002

--------------------------------------------------------------------------------

   Assets
   Investments in municipal securities, at market value        $357,390,525
   Receivables:
     Interest                                                     5,638,677
     Investments sold                                               488,748
     Shares sold                                                  1,531,246
   Other assets                                                      16,291
   -------------------------------------------------------------------------
       Total assets                                             365,065,487
   -------------------------------------------------------------------------
   Liabilities
   Cash overdraft                                                 3,711,387
   Payables:
     Investments purchased                                        1,300,000
     Shares redeemed                                                806,297
   Accrued expenses:
     Management fees                                                162,592
     12b-1 distribution and service fees                             79,318
     Other                                                          147,853
   Dividends payable                                                480,141
   -------------------------------------------------------------------------
       Total liabilities                                          6,687,588
   -------------------------------------------------------------------------
   Net assets                                                  $358,377,899
   -------------------------------------------------------------------------
   Class A Shares
   Net assets                                                 $ 244,023,449
   Shares outstanding                                            23,732,736
   Net asset value and redemption price per share             $       10.28
   Offering price per share (net asset value per share plus
    maximum sales charge of 4.20% of offering price)          $       10.73
   -------------------------------------------------------------------------
   Class B Shares
   Net assets                                                 $  28,119,987
   Shares outstanding                                             2,736,804
   Net asset value, offering and redemption price per share   $       10.27
   -------------------------------------------------------------------------
   Class C Shares
   Net assets                                                 $  25,932,363
   Shares outstanding                                             2,522,753
   Net asset value, offering and redemption price per share   $       10.28
   -------------------------------------------------------------------------
   Class R Shares
   Net assets                                                 $  60,302,100
   Shares outstanding                                             5,868,988
   Net asset value, offering and redemption price per share   $       10.27
   -------------------------------------------------------------------------

   Net Assets Consist of:
   -------------------------------------------------------------------------
   Capital paid-in                                            $ 352,890,804
   Undistributed (Over-distribution of) net investment income       (96,327)
   Accumulated net realized gain from investment transactions       916,754
   Net unrealized appreciation of investments                     4,666,668
   -------------------------------------------------------------------------
   Net assets                                                 $ 358,377,899
   -------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

Statement of Operations
NUVEEN FLORIDA MUNICIPAL BOND FUND
Year Ended May 31, 2002

--------------------------------------------------------------------------------

Investment Income                                                    $21,570,142
---------------------------------------------------------------------------------
Expenses
Management fees                                                        1,900,244
12b-1 service fees - Class A                                             489,737
12b-1 distribution and service fees - Class B                            237,994
12b-1 distribution and service fees - Class C                            170,553
Shareholders' servicing agent fees and expenses                          221,805
Custodian's fees and expenses                                            148,294
Trustees' fees and expenses                                                9,129
Professional fees                                                         16,008
Shareholders' reports - printing and mailing expenses                     54,994
Federal and state registration fees                                        7,234
Other expenses                                                            11,869
---------------------------------------------------------------------------------
Total expenses before custodian fee credit                             3,267,861
  Custodian fee credit                                                   (45,789)
---------------------------------------------------------------------------------
Net expenses                                                           3,222,072
---------------------------------------------------------------------------------
Net investment income                                                 18,348,070
---------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions                         2,054,888
Net change in unrealized appreciation or depreciation of investments  (3,925,900)
---------------------------------------------------------------------------------
Net gain (loss) from investments                                      (1,871,012)
---------------------------------------------------------------------------------
Net increase in net assets from operations                           $16,477,058
---------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Statement of Changes in Net Assets
NUVEEN FLORIDA MUNICIPAL BOND FUND

                                                                                        Year Ended    Year Ended
                                                                                           5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $ 18,348,070  $ 18,507,624
Net realized gain from investment transactions                                          2,054,888     1,115,078
Net change in unrealized appreciation or depreciation of investments                   (3,925,900)   10,862,894
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                             16,477,058    30,485,596
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                             (13,032,394)  (13,113,017)
  Class B                                                                              (1,143,288)     (912,909)
  Class C                                                                              (1,089,646)     (864,928)
  Class R                                                                              (3,345,660)   (3,227,589)
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                             (18,610,988)  (18,118,443)
----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                       53,427,355    38,206,430
Net proceeds from shares issued to shareholders due to reinvestment of distributions    5,618,999     5,298,688
----------------------------------------------------------------------------------------------------------------
                                                                                       59,046,354    43,505,118
Cost of shares redeemed                                                               (39,655,322)  (56,515,449)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     19,391,032   (13,010,331)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                  17,257,102      (643,178)
Net assets at the beginning of year                                                   341,120,797   341,763,975
----------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $358,377,899  $341,120,797
----------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $    (96,327) $    154,037
----------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, the Fund had an outstanding when-issued purchase commitment of $1,300,000.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


--------------------------------------------------------------------------------
15

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Fund did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Fund, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation of $12,554 based on securities held by the Fund on June 1, 2001. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation of $2,560.

This change had no material effect on the Financial Highlights for the fiscal year ended May 31, 2002.

2. Fund Shares

Transactions in Fund shares were as follows:

                                 Year Ended                Year Ended
                                   5/31/02                   5/31/01
                          ------------------------  ------------------------
                               Shares        Amount      Shares        Amount
  ---------------------------------------------------------------------------
  Shares sold:
    Class A                3,222,359  $ 33,442,023   2,335,701  $ 24,067,026
    Class B                  769,265     7,947,677     656,986     6,776,367
    Class C                  859,734     8,909,183     464,931     4,792,735
    Class R                  301,829     3,128,472     250,444     2,570,302
  Shares issued to shareholders due to reinvestment
   of distributions:
    Class A                  294,002     3,048,464     284,033     2,919,082
    Class B                   23,057       238,744      19,530       200,725
    Class C                   23,081       239,175      19,159       197,029
    Class R                  201,974     2,092,616     192,915     1,981,852
  ---------------------------------------------------------------------------
                           5,695,301    59,046,354   4,223,699    43,505,118
  ---------------------------------------------------------------------------
  Shares redeemed:
    Class A               (2,983,269)  (30,850,421) (4,508,112)  (46,333,933)
    Class B                 (245,954)   (2,549,109)   (239,903)   (2,465,509)
    Class C                 (290,837)   (3,008,339)   (274,459)   (2,810,993)
    Class R                 (315,093)   (3,247,453)   (477,453)   (4,905,014)
  ---------------------------------------------------------------------------
                          (3,835,153)  (39,655,322) (5,499,927)  (56,515,449)
  ---------------------------------------------------------------------------
  Net increase (decrease)  1,860,148  $ 19,391,032  (1,276,228) $(13,010,331)
  -----------------------
  ---------------------------------------------------------------------------


----
16

3. Subsequent Event - Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

--------------------------------------------------------------------------------

                           Dividend per share:
                             Class A           $.0450
                             Class B            .0385
                             Class C            .0405
                             Class R            .0470
                           --------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended May 31, 2002, aggregated $68,096,871 and $58,437,842, respectively. There were no purchases or sales (including maturities) of investments in short-term securities during the fiscal year ended May 31, 2002.

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

The cost of investments owned was $352,708,743.

The net unrealized appreciation of investments aggregated $4,681,782 of which $12,617,636 related to appreciated securities and $7,935,854 related to depreciated securities.

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                ------------------------------------------------
                Undistributed tax-exempt income       $1,433,312
                Undistributed ordinary income*                --
                Undistributed long-term capital gains    916,754
                ------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

             ------------------------------------------------------
             Distributions from tax-exempt income       $18,567,375
             Distributions from ordinary income*                 --
             Distributions from long-term capital gains          --
             ------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million         .5500 of 1%
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.



----
17

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, all of which were paid out as concessions to authorized dealers as follows:

                -----------------------------------------------
                Sales charges collected (unaudited)    $500,826
                Paid to authorized dealers (unaudited)  500,826
                -----------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                    ----------------------------------------
                    Commission advances (unaudited) $447,645
                    ----------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                    ----------------------------------------
                    12b-1 fees retained (unaudited) $247,723
                    ----------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                       ---------------------------------
                       CDSC retained (unaudited) $77,386
                       ---------------------------------


--------------------------------------------------------------------------------
18

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations       Less Distributions
                     -------------------------  -----------------------                     --------


FLORIDA


                                    Net            From
                              Realized/          and in
                             Unrealized          Excess
           Beginning     Net    Invest-          of Net                   Ending              Ending
                 Net Invest-       ment         Invest-                      Net                 Net
Year Ended     Asset    ment       Gain            ment  Capital           Asset     Total    Assets
May 31,        Value  Income     (Loss)   Total  Income    Gains   Total   Value Return(a)     (000)
-----------------------------------------------------------------------------------------------------
Class A (6/90)
   2002       $10.34    $.54      $(.05) $ .49    $(.55)   $  --  $(.55) $10.28       4.84% $244,023
   2001         9.97     .56        .36    .92     (.55)      --   (.55)  10.34       9.35   239,837
   2000        10.76     .54       (.77)  (.23)    (.55)    (.01)  (.56)   9.97      (2.17)  250,178
   1999        10.94     .55       (.14)   .41     (.55)    (.04)  (.59)  10.76       3.78   297,505
   1998        10.60     .56        .34    .90     (.55)    (.01)  (.56)  10.94       8.67   292,399
Class B (2/97)
   2002        10.33     .47       (.06)   .41     (.47)      --   (.47)  10.27       4.06    28,120
   2001         9.96     .48        .36    .84     (.47)      --   (.47)  10.33       8.53    22,629
   2000        10.77     .46       (.79)  (.33)    (.47)    (.01)  (.48)   9.96      (3.10)   17,476
   1999        10.95     .47       (.14)   .33     (.47)    (.04)  (.51)  10.77       3.05    15,768
   1998        10.61     .48        .35    .83     (.48)    (.01)  (.49)  10.95       7.89     5,266
Class C (9/95)
   2002        10.34     .49       (.05)   .44     (.50)      --   (.50)  10.28       4.29    25,932
   2001         9.97     .50        .36    .86     (.49)      --   (.49)  10.34       8.78    19,961
   2000        10.77     .48       (.78)  (.30)    (.49)    (.01)  (.50)   9.97      (2.79)   17,167
   1999        10.95     .49       (.14)   .35     (.49)    (.04)  (.53)  10.77       3.22    16,034
   1998        10.60     .50        .36    .86     (.50)    (.01)  (.51)  10.95       8.20     7,646
Class R (2/97)
   2002        10.33     .56       (.05)   .51     (.57)      --   (.57)  10.27       5.07    60,302
   2001         9.96     .58        .35    .93     (.56)      --   (.56)  10.33       9.54    58,694
   2000        10.76     .56       (.78)  (.22)    (.57)    (.01)  (.58)   9.96      (2.07)   56,943
   1999        10.94     .57       (.14)   .43     (.57)    (.04)  (.61)  10.76       4.01    61,496
   1998        10.60     .58        .35    .93     (.58)    (.01)  (.59)  10.94       8.91    56,428
-----------------------------------------------------------------------------------------------------

Class (Inception Date)


             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(b)   Reimbursement(c)
FLORIDA    -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/90)
   2002         .87%    5.24%      .87%    5.24%      .86%    5.25%        17%
   2001         .88     5.42       .88     5.42       .87     5.43         22
   2000        1.02     5.27      1.02     5.27      1.01     5.28         18
   1999         .84     5.00       .84     5.00       .84     5.00         19
   1998         .84     5.13       .84     5.13       .84     5.13         14
Class B (2/97)
   2002        1.62     4.49      1.62     4.49      1.61     4.50         17
   2001        1.63     4.67      1.63     4.67      1.62     4.68         22
   2000        1.79     4.52      1.79     4.52      1.78     4.53         18
   1999        1.59     4.25      1.59     4.25      1.59     4.25         19
   1998        1.59     4.35      1.59     4.35      1.59     4.35         14
Class C (9/95)
   2002        1.42     4.69      1.42     4.69      1.41     4.70         17
   2001        1.43     4.87      1.43     4.87      1.42     4.88         22
   2000        1.59     4.72      1.59     4.72      1.58     4.73         18
   1999        1.39     4.45      1.39     4.45      1.39     4.45         19
   1998        1.39     4.58      1.39     4.58      1.39     4.58         14
Class R (2/97)
   2002         .67     5.44       .67     5.44       .66     5.45         17
   2001         .68     5.62       .68     5.62       .67     5.63         22
   2000         .83     5.47       .83     5.47       .82     5.48         18
   1999         .64     5.20       .64     5.20       .64     5.20         19
   1998         .64     5.33       .64     5.33       .64     5.33         14
------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
19

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Florida Municipal Bond Fund (one of the portfolios constituting Nuveen Multistate Trust I, hereafter referred to as the "Fund") at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the Fund as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
20

                                     Notes

----
21

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
22

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
23

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
24

Fund Information
================================================================================
Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800)257-8787

Change of Independent Accountants
On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Florida Municipal Bond Fund (the "Fund"). Arthur Andersen's report for the Fund's financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Fund's Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
25

                      Serving
              Investors
                      For Generations
                    ------------------------------------------------------------
A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

[Photo of John Nuveen, Sr. Appears Here]

[NUVEEN Investments]

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                       [LOGO] NUVEEN Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                        Annual Report dated May 31, 2002
                        --------------------------------------------------------


Dependable, tax-free income to help you keep more of what you earn.

                              [Photo appears here]


Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
NuveenVirginia Municipal Bond Fund


                                  It's not what you earn, it's what you keep.(R)

--------------------------------------------------------------------------------
Receive your Nuveen Fund updates faster than ever!

By registering for online access you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report -- all you have to do is click on the Internet address provided. You'll be saving time as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes. (see instructions at right)

Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today -- here's what you need to do...

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

 1. Go to www.nuveen.com.

 2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

 3. You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

 4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

 5. Use this same process if you need to change your registration information or cancel Internet viewing.

If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR BROKERAGE ACCOUNT, follow the steps outlined below:

 1. Go to www.investordelivery.com.

 2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

 3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address
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 4. Click Submit. Confirm the information you just entered is correct, then
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 5. You should get a confirmation e-mail within 24 hours. If you do not, go back
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 6. Use this same process if you need to change your registration information or
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Must be preceded by or accompanied by a prospectus.

                           -----------------------------------------------------
                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

--------------------------------------------------------------------------------
Dear Shareholder,

Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy -- see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 17, 2002

[Timothy R. Schwertfeger photo appears here]

      "I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."

                             Annual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Managers' Comments

In the following Q&A, portfolio managers Paul Brennan and Tom O'Shaughnessy examine economic and market conditions, key investment strategies, and the performance of the Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund. Paul, who has managed the Maryland and Virginia funds since 1999, has 10 years of investment experience and 5 years with Nuveen. Tom, a 18-year Nuveen veteran, has managed the Pennsylvania fund since 1998.
--------------------------------------------------------------------------------
Q. What factors had the greatest influence on the U.S. economy and state municipal markets during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed-income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or reduced volatility or both. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year./*/

This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The large supply stemmed primarily from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. Some states experienced supply increases far more than this average, such as Maryland, whose year-to-date issuance jumped nearly 125 percent. Issuance in Pennsylvania and Virginia also surpassed the national average, with Pennsylvania supply rising 30 percent and Virginia supply rising 26 percent during the first five months of the year.

Q. How did these three Nuveen funds perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares each fund's performance to that of its peers (as measured by its Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

In general, duration was the most significant factor governing fund performance. Duration measures how sensitive a
--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

* According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

--------------------------------------------------------------------------------
One-Year Total Returns as of 5-31-02
------------------------------------------------------------------
Nuveen Maryland Municipal Bond Fund/1/                       5.88%
Lipper Maryland Municipal Debt Funds category average/2/     5.36%
Lehman Brothers Municipal Bond Index/3/                      6.51%
------------------------------------------------------------------
Nuveen Pennsylvania Municipal Bond Fund/1/                   6.39%
Lipper Pennsylvania Municipal Debt Funds category average/4/ 5.96%
Lehman Brothers Municipal Bond Index/3/                      6.51%
------------------------------------------------------------------
Nuveen Virginia Municipal Bond Fund/1/                       4.69%
Lipper Virginia Municipal Debt Funds category average/5/     5.24%
Lehman Brothers Municipal Bond Index/3/                      6.51%

fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Maryland, Pennsylvania, and Virginia funds had durations of 6.51, 7.49, and 6.46, respectively.

Q. What strategies were used to manage these three funds during the past year?

A. All three funds were managed in accordance with Nuveen's overall value-oriented approach to municipal investing. In other words, we sought attractive securities whose prices were, in our opinion, lower than justified. As always, we attempted to identify undervalued securities that, in our opinion, would outperform others over the long run on a total return basis. Despite this common management approach, we also administered each fund uniquely, depending on state-by-state factors.

Paul Brennan ~ Maryland and Virginia

In both Maryland and Virginia, supply of new municipal bonds was ample during the period. As a result, it was generally straightforward for us to choose investments for the portfolio that fit within our desired structure. Although we often had our pick of potential investments, our overall portfolio management approach remained relatively constant during the reporting period as we continued to seek out good bonds at good prices and earn a stable, competitive dividend over the long run.

Especially in the Maryland fund, we enjoyed strong results from a handful of pre-refunded bonds. Because pre-refunded bonds are backed by the full faith and credit of the federal government, they are often in great demand and experience significant price appreciation. As a result, our pre-refunded holdings helped boost the fund's total return.

Our weighting in housing bonds was a second factor influencing fund performance; at 15 percent of portfolio assets, multifamily housing was the fund's largest area of investment as of May 31, 2002. We generally find housing to be an attractive area of investment because it historically has provided a strong income stream along with stable performance characteristics, although during the reporting period housing bonds underperformed somewhat due to declining interest rates.

Healthcare bonds, representing 13 percent of the Maryland portfolio as of the end of the period, was a source of relatively strong performance for the fund. During the past 12 months, we added a variety of healthcare investments to the fund, including a handful of hospital bonds that we believed were trading at attractive prices.

In Virginia, our management approach during the period was similar to that taken in the Maryland fund. We sought simply to invest in a wide variety of attractive tax-free secu-
--------------------------------------------------------------------------------
1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Maryland Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 36 funds in the Lipper Maryland Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen Pennsylvania Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 63 funds in the Lipper Pennsylvania Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 For the Nuveen Virginia Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 35 funds in the Lipper Virginia Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                             Annual Report | Page 3

--------------------------------------------------------------------------------
rities. Our investments were in a wide assortment of market areas and included high quality general obligation bonds and water bonds, among others. In general, our focus was on those bonds tied to meeting Virginia's rapidly growing infrastructure needs, especially in the fast-growing northeast part of the state. At the same time, we made fewer investments in healthcare than we did in the Maryland fund because we found few opportunities that were trading at compelling prices.

The difficult financial environment meant that some of the fund's lower-rated holdings experienced difficulty during the last 12 months. For example, the fund's performance was hurt by a handful of BBB rated bonds, particularly in the IDR/PCR and transportation revenue sectors, that performed poorly as the year went on. Despite their poor performance, we opted to hold onto these investments because we believe they may recover in the future, and because they still contribute to the fund's earnings stream.

Tom O'Shaughnessy ~ Pennsylvania

As economic uncertainty increased during the reporting period, we focused on managing the level of risk in the portfolio. While risk is always an important concern for us, we thought it was especially so at a time when state and local governments were encountering serious financial challenges. Whenever we assumed added risk, we sought to ensure that shareholders were sufficiently compensated by higher yields.

Our efforts to moderate risk took several forms. For example, we looked to invest in bonds with high credit ratings. We also sought to pare back the fund's duration, reducing sensitivity to changes in interest rates. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed income securities during the period, we knew such performance could be sustained only as long as rates remained low. By managing duration, we were working to position the portfolio for steadier performance in the future. Finally, we wanted to make sure the fund was sufficiently diversified by managing concentration risk, the risk that bonds from any one issuer would make up too large a percentage of portfolio assets.

During the reporting period, it was somewhat difficult to identify new bond issues that we believed were strong candidates for investment. This was particularly the case for lower-rated securities offering investors higher yields. During the last year or so, most new Pennsylvania securities have come to market insured, meaning that their income payments are guaranteed by a bank or other third party. While bond insurance is good from a risk-management standpoint, it does make it more difficult for Nuveen to use its research capabilities to uncover potentially undervalued bonds. Nevertheless, we did rely heavily on Nuveen Research to make investments in the education sector, representing 26 percent of the fund's investments as of the end of the period. Because of the large number of Pennsylvania university issuers, we looked for attractive education opportunities whenever possible.

Q. What is your outlook for the municipal market and the funds?

A. With the economic recovery tenuous, we plan to keep a close eye on state budgets in Maryland, Pennsylvania, and Virginia, as well of those of local issuers in which we invest. We will be observing the credit ratings of bond issuers closely to continue to protect the fund's income stream. If we have reason to believe that an issuer's financial health is at risk, we will be quick to react.

Otherwise, we believe conditions may remain favorable for municipal bond performance in Maryland, Pennsylvania, and Virginia, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar, is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for each of the funds and further diversify the portfolios.

Second, the economic recovery has been weaker than hoped for. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving some assets out of stocks and into fixed income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
In general, we anticipate making few major changes to our management approach during the next 12 months. We expect that our focus on managing risk will continue, and the sectors that represented our primary focus during the past 12 months may continue to be areas of emphasis. As always, we will continue to depend heavily on Nuveen Research and its thorough analysis of potential sources of value for shareholders.

We think that the municipal market as a whole may still offer value for shareholders, with tax-adjusted yields remaining very attractive compared to those of taxable markets. With equity markets remaining highly volatile, investors may still find municipal bond funds an attractive opportunity. In such an environment, our goal will continue to be to create solid performance that can be sustained for shareholders, whatever the market conditions.

                             Annual Report | Page 5

Fund Spotlight as of 5/31/02                Nuveen Maryland Municipal Bond Fund
===============================================================================

Quick Facts
                             A Shares      B Shares       C Shares     R Shares
-------------------------------------------------------------------------------
NAV                            $10.24        $10.26         $10.24       $10.27
-------------------------------------------------------------------------------
Latest Dividend/1/            $0.0415       $0.0350        $0.0370      $0.0435
-------------------------------------------------------------------------------
Inception Date                   9/94          3/97           9/94        12/91
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares            NAV     Offer
1-Year             5.88%    1.48%
---------------------------------
5-Year             4.90%    4.00%
---------------------------------
10-Year            5.66%    5.21%
---------------------------------

B Shares        w/o CDSC   w/CDSC
1-Year             5.18%    1.18%
---------------------------------
5-Year             4.15%    3.98%
---------------------------------
10-Year            5.08%    5.08%
---------------------------------

C Shares            NAV
1-Year             5.32%
---------------------------------
5-Year             4.34%
---------------------------------
10-Year            5.01%
---------------------------------

R Shares            NAV
1-Year             6.20%
---------------------------------
5-Year             5.13%
---------------------------------
10-Year            5.91%
---------------------------------

Tax-Free Yields
A Shares                                NAV    Offer
SEC 30-Day Yield                       4.22%   4.04%
----------------------------------------------------
Taxable-Equivalent Yield/3/            6.35%   6.08%
----------------------------------------------------

B Shares                                NAV
SEC 30-Day Yield                       3.47%
----------------------------------------------------
Taxable-Equivalent Yield/3/            5.22%
----------------------------------------------------

C Shares                                NAV
SEC 30-Day Yield                       3.67%
----------------------------------------------------
Taxable-Equivalent Yield/3/            5.52%
----------------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.42%
----------------------------------------------------
Taxable-Equivalent Yield/3/            6.65%
----------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares        NAV    Offer
1-Year         3.59%  -0.78%
----------------------------
5-Year         4.78%   3.87%
----------------------------
10-Year        5.55%   5.10%
----------------------------

B Shares    w/o CDSC  w/CDSC
1-Year         2.70%  -1.25%
----------------------------
5-Year         4.01%   3.84%
----------------------------
10-Year        4.97%   4.97%
----------------------------

C Shares        NAV
1-Year         2.94%
----------------------------
5-Year         4.22%
----------------------------
10-Year        4.89%
----------------------------

R Shares        NAV
1-Year         3.80%
----------------------------
5-Year         5.00%
----------------------------
10-Year        5.80%
----------------------------

Bond Credit Quality/4/

                         [Pie chart appears here]

                    AAA/U.S. Guaranteed           52%
                    AA                            18%
                    A                              8%
                    BBB                           14%
                    NR                             5%
                    Other                          3%

Top Five Sectors/4/
Housing (Multifamily)                             15%
-----------------------------------------------------
Tax Obligation (Limited)                          15%
-----------------------------------------------------
Healthcare                                        13%
-----------------------------------------------------
Education and Civic Organizations                 13%
-----------------------------------------------------
U.S. Guaranteed                                   11%
-----------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $88,134
-----------------------------------------------------
Average Effective Maturity (Years)              18.38
-----------------------------------------------------
Average Duration                                 6.51
-----------------------------------------------------
-------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02             Nuveen Pennsylvania Municipal Bond Fund
================================================================================

Quick Facts
                         A Shares       B Shares       C Shares         R Shares
--------------------------------------------------------------------------------
NAV                        $10.16         $10.17         $10.14           $10.15
--------------------------------------------------------------------------------
Latest Capital Gain/1/    $0.0011        $0.0011        $0.0011          $0.0011
--------------------------------------------------------------------------------
Latest Dividend/2/        $0.0435        $0.0375        $0.0390          $0.0455
--------------------------------------------------------------------------------
Inception Date              10/86           2/97           2/94             2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/
A Shares                     NAV         Offer
1-Year                      6.39%        1.93%
----------------------------------------------
5-Year                      5.30%        4.40%
----------------------------------------------
10-Year                     6.04%        5.59%
----------------------------------------------

B Shares                 w/o CDSC       w/CDSC
1-Year                      5.54%        1.54%
----------------------------------------------
5-Year                      4.51%        4.34%
----------------------------------------------
10-Year                     5.53%        5.53%
----------------------------------------------

C Shares                     NAV
1-Year                      5.74%
----------------------------------------------
5-Year                      4.71%
----------------------------------------------
10-Year                     5.45%
----------------------------------------------

R Shares                     NAV
1-Year                      6.53%
----------------------------------------------
5-Year                      5.51%
----------------------------------------------
10-Year                     6.15%
----------------------------------------------

Tax-Free Yields
A Shares                                        NAV    Offer
SEC 30-Day Yield                               4.19%   4.01%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    6.16%   5.90%
------------------------------------------------------------

B Shares                                        NAV
SEC 30-Day Yield                               3.44%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    5.06%
------------------------------------------------------------

C Shares                                        NAV
SEC 30-Day Yield                               3.64%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    5.35%
------------------------------------------------------------

R Shares                                        NAV
SEC 30-Day Yield                               4.39%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    6.46%
------------------------------------------------------------

Annualized Total Returns as of 3/31/02/3/

A Shares                         NAV           Offer
1-Year                          4.63%          0.27%
------------------------------------------------------------
5-Year                          5.42%          4.52%
------------------------------------------------------------
10-Year                         6.10%          5.64%
------------------------------------------------------------

B Shares                     w/o CDSC         w/CDSC
1-Year                          3.78%         -0.19%
------------------------------------------------------------
5-Year                          4.68%          4.52%
------------------------------------------------------------
10-Year                         5.59%          5.59%
------------------------------------------------------------

C Shares                         NAV
1-Year                          4.08%
------------------------------------------------------------
5-Year                          4.85%
------------------------------------------------------------
10-Year                         5.51%
------------------------------------------------------------

R Shares                         NAV
1-Year                          4.85%
------------------------------------------------------------
5-Year                          5.62%
------------------------------------------------------------
10-Year                         6.20%
------------------------------------------------------------

Bond Credit Quality/5/

                            [Pie chart appears here]

                 AAA/U.S. Guaranteed             41%
                 AA                              19%
                 A                                5%
                 BBB                             27%
                 NR                               5%
                 Other                            3%

Top Five Sectors/5/
Education and Civic Organizations                26%
------------------------------------------------------------
U.S. Guaranteed                                  15%
------------------------------------------------------------
Healthcare                                       12%
------------------------------------------------------------
Long-Term Care                                   12%
------------------------------------------------------------
Transportation                                    8%
------------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                        $   147,081
------------------------------------------------------------
Average Effective Maturity (Years)             20.09
------------------------------------------------------------
Average Duration                                7.49
------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 7

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Virginia Municipal Bond Fund
================================================================================

Quick Facts
                           A Shares       B Shares     C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $10.65         $10.63       $10.63         $10.63
--------------------------------------------------------------------------------
Latest Capital Gain/1/      $0.0002        $0.0002     $ 0.0002        $0.0002
--------------------------------------------------------------------------------
Latest Dividend/2/          $0.0450        $0.0385     $ 0.0400        $0.0470
--------------------------------------------------------------------------------
Inception Date                 3/86           2/97        10/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/
A Shares        NAV        Offer
1-Year         4.69%       0.28%
--------------------------------
5-Year         5.18%       4.28%
--------------------------------
10-Year        6.08%       5.63%
--------------------------------

B Shares    w/o CDSC      w/CDSC
1-Year         3.93%      -0.05%
--------------------------------
5-Year         4.39%       4.22%
--------------------------------
10-Year        5.56%       5.56%
--------------------------------

C Shares        NAV
1-Year         4.13%
--------------------------------
5-Year         4.61%
--------------------------------
10-Year        5.49%
--------------------------------

R Shares        NAV
1-Year         4.93%
--------------------------------
5-Year         5.38%
--------------------------------
10-Year        6.19%
--------------------------------

Tax-Free Yields
A Shares                                NAV    Offer
SEC 30-Day Yield                       4.26%   4.08%
----------------------------------------------------
Taxable-Equivalent Yield/4/            6.45%   6.18%
----------------------------------------------------

B Shares                                NAV
SEC 30-Day Yield                       3.51%
----------------------------------------------------
Taxable-Equivalent Yield/4/            5.32%
----------------------------------------------------

C Shares                                NAV
SEC 30-Day Yield                       3.71%
----------------------------------------------------
Taxable-Equivalent Yield/4/            5.62%
----------------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.46%
----------------------------------------------------
Taxable-Equivalent Yield/4/            6.76%
----------------------------------------------------

Annualized Total Returns as of 3/31/02/3/
A Shares            NAV       Offer
1-Year             2.72%     -1.58%
-----------------------------------
5-Year             5.28%      4.38%
-----------------------------------
10-Year            6.11%      5.66%
-----------------------------------

B Shares        w/o CDSC     W/CDSC
1-Year             1.98%     -1.93%
-----------------------------------
5-Year             4.50%      4.33%
-----------------------------------
10-Year            5.58%      5.58%
-----------------------------------

C Shares            NAV
1-Year             2.18%
-----------------------------------
5-Year             4.72%
-----------------------------------
10-Year            5.53%
-----------------------------------

R Shares            NAV
1-Year             2.95%
-----------------------------------
5-Year             5.49%
-----------------------------------
10-Year            6.22%
-----------------------------------

Bond Credit Quality/5/

                            [Pie chart appears here]

                     AAA/U.S. Guaranteed         50%
                     AA                          19%
                     A                           11%
                     BBB                         13%
                     NR                           4%
                     Other                        3%

Top Five Sectors/5/
U.S. Guaranteed                                  15%
----------------------------------------------------
Water and Sewer                                  12%
----------------------------------------------------
Education and Civic Organizations                11%
----------------------------------------------------
Tax Obligation (Limited)                         10%
----------------------------------------------------
Transportation                                   10%
----------------------------------------------------

Portfolio Statistics
Net Assets ($000)                           $225,884
----------------------------------------------------
Average Effective Maturity (Years)             17.40
----------------------------------------------------
Average Duration                                6.46
----------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 8

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Maryland Municipal Bond Fund/1/, /2/

                              [Chart appears here]

         Lehman Brothers    Nuveen Maryland        Nuveen Maryland
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $17,341          (Offer) $16,613
5/92     $10,000            $10,000                $ 9,580
5/93      11,196             11,188                 10,719
5/94      11,472             11,317                 10,842
5/95      12,517             12,335                 11,817
5/96      13,089             12,799                 12,262
5/97      14,175             13,652                 13,078
5/98      15,505             14,738                 14,119
5/99      16,230             15,275                 14,633
5/00      16,091             14,707                 14,089
5/01      18,047             16,378                 15,690
5/02      19,220             17,341                 16,613

Nuveen Pennsylvania Municipal Bond Fund/1/, /2/

                              [Chart appears here]

         Lehman Brothers    Nuveen Pennsylvania    Nuveen Pennsylvania
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $17,986          (Offer) $17,230
5/92     $10,000            $10,000                $ 9,580
5/93      11,196             11,137                 10,669
5/94      11,472             11,438                 10,957
5/95      12,517             12,340                 11,822
5/96      13,089             12,813                 12,275
5/97      14,175             13,887                 13,303
5/98      15,505             15,286                 14,644
5/99      16,230             15,809                 15,145
5/00      16,091             14,985                 14,356
5/01      18,047             16,905                 16,195
5/02      19,220             17,986                 17,230

Nuveen Virginia Municipal Bond Fund/1/, /2/

                              [Chart appears here]

         Lehman Brothers    Nuveen Virginia        Nuveen Virginia
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $18,048          (Offer) $17,290
5/92     $10,000            $10,000                $ 9,580
5/93      11,196             11,237                 10,765
5/94      11,472             11,531                 11,046
5/95      12,517             12,452                 11,929
5/96      13,089             12,954                 12,410
5/97      14,175             14,019                 13,430
5/98      15,505             15,323                 14,679
5/99      16,230             15,928                 15,259
5/00      16,091             15,494                 14,843
5/01      18,047             17,240                 16,516
5/02      19,220             18,048                 17,290
-------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 9

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Basic Materials - 1.8%

    $  1,500 Mayor and City Council of Baltimore, Maryland, Port          10/02 at 103.00       AA- $      1,550,715
              Facilities Revenue Bonds (Consolidation Coal Sales Company
              Project), Series 1984B, 6.500%, 10/01/11
-----------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.5%

         500 Northeast Maryland Waste Disposal Authority, Resource         1/09 at 101.00       BBB          464,225
              Recovery Revenue Bonds (Baltimore RESCO Retrofit Project),
              Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.7%

             Children's Trust Fund, Puerto Rico, Tobacco Settlement
             Asset-Backed Bonds, Series 2000:
       1,180  5.750%, 7/01/20                                              7/10 at 100.00       Aa3        1,205,535
         250  6.000%, 7/01/26                                              7/10 at 100.00       Aa3          260,620
-----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.6%

       1,000 Maryland Economic Development Corporation, Student Housing    6/09 at 102.00      Baa3        1,014,400
              Revenue Bonds (Collegiate Housing Foundation - Salisbury
              Project), Series 1999A, 6.000%, 6/01/19

             Maryland Economic Development Corporation, Student Housing
             Revenue Bonds (Collegiate Housing Foundation - University
             Courtyard Project), Series 1999A:
       1,250   5.750%, 6/01/19                                             6/09 at 102.00      Baa3        1,253,913
         250   5.750%, 6/01/24                                             6/09 at 102.00      Baa3          250,260

         600 Maryland Economic Development Corporation, Student Housing    7/11 at 101.00         A          610,728
              Revenue Bonds (University Village at Sheppard Pratt),
              Series 2001, 5.875%, 7/01/21

         500 Maryland Economic Development Corporation, Utility            7/11 at 100.00       AAA          530,200
              Infrastructure Revenue Bonds (University of
              Maryland - College Park Project), Series 2001, 5.375%,
              7/01/16

         500 Maryland Health and Higher Educational Facilities             7/08 at 102.00      BBB-          501,365
              Authority, Educational Facilities Leasehold Mortgage
              Revenue Bonds (McLean School Issue), 6.000%, 7/01/31

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds (Bullis School Issue), Series 2000:
         250  5.250%, 7/01/25                                              1/11 at 101.00       AAA          252,518
         500  5.250%, 7/01/30                                              1/11 at 101.00       AAA          503,005

             Maryland Health and Higher Educational Facilities
             Authority, Educational Facilities Mortgage Revenue Bonds
             (Green Acres School Issue), Series 1998:
         665  5.300%, 7/01/18                                              7/06 at 102.00      BBB-          633,432
       1,525  5.300%, 7/01/28                                              7/06 at 102.00      BBB-        1,386,744

       1,000 Maryland Health and Higher Educational Facilities             7/08 at 102.00        AA        1,012,500
              Authority, Refunding Revenue Bonds (The Johns Hopkins
              University Issue), Series 1998, 5.125%, 7/01/20

         625 Maryland Health and Higher Educational Facilities             6/11 at 100.00      Baa1          614,631
              Authority, Revenue Bonds (Maryland Institute College of
              Art), Series 2001, 5.500%, 6/01/32

       1,500 Morgan State University, Maryland, Academic Fees and            No Opt. Call       AAA        1,734,870
              Auxiliary Facilities Fees Revenue Refunding Bonds, Series
              1993, 6.100%, 7/01/20

         750 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA          809,528
              Series O, 5.750%, 6/01/19
-----------------------------------------------------------------------------------------------------------------------
             Healthcare - 13.1%

       2,165 City of Gaithersburg, Maryland, Nursing Home Revenue            No Opt. Call       AAA        2,553,336
              Refunding Bonds (Shady Grove Adventist Nursing and
              Rehabilitation Center Project), Series 1992A, 6.500%,
              9/01/12

       2,000 Maryland Health and Higher Educational Facilities             6/09 at 101.00         A        2,042,920
              Authority, Kaiser Permanente Revenue Bonds, Series 1998A,
              5.375%, 7/01/15

         750 Maryland Health and Higher Educational Facilities             7/10 at 101.00      Baa1          810,465
              Authority, Revenue Bonds (University of Maryland Medical
              System Issue), Series 2000, 6.750%, 7/01/30

       1,000 Maryland Health and Higher Educational Facilities             7/03 at 102.00       AAA        1,019,830
              Authority, Refunding Revenue Bonds (Francis Scott Key
              Medical Center Issue), Series 1993, 5.000%, 7/01/13

         750 Maryland Health and Higher Educational Facilities             7/11 at 100.00        A+          711,570
              Authority, Revenue Bonds (Greater Baltimore Medical
              Center), Series 2001, 5.000%, 7/01/34

         500 Maryland Health and Higher Educational Facilities             7/12 at 100.00         A          516,585
              Authority, Revenue Bonds (University of Maryland Medical
              System), Series 2002, 6.000%, 7/01/22

--------------------------------------------------------------------------------
                                      10

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,500 Maryland Health and Higher Educational Facilities             7/12 at 100.00      Baa1 $      1,481,610
              Authority, Revenue Bonds, Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32 (WI, settling 6/13/02)

             Prince Georges County, Maryland, Project and Refunding
             Revenue Bonds (Dimensions Health Corporation Issue), Series
             1994:
         155  4.750%, 7/01/03                                                No Opt. Call        B3          117,988
         295  4.850%, 7/01/04                                                No Opt. Call        B3          206,830
       2,000  5.375%, 7/01/14                                              7/04 at 102.00        B3        1,031,420

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA        1,090,170
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated
              Group Project), 1995 Series A, 6.250%, 7/01/16
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 15.1%

         750 Baltimore County, Maryland, Mortgage Revenue Refunding       10/08 at 102.00       AAA          732,480
              Bonds (GNMA Collateralized - Cross Creek Apartments
              Project), Series 1998A, 5.250%, 10/20/33

       1,000 Baltimore City, Maryland, Mortgage Revenue Refunding Bonds   12/02 at 102.00       AAA        1,025,940
              (GNMA Collateralized - Tindeco Wharf Apartments Project),
              Series 1992, 6.700%, 12/20/28

       1,000 Howard County, Maryland, Mortgage Revenue Refunding Bonds     7/02 at 102.00       AAA        1,020,680
              (Howard Hills Townhouses Project - FHA-Insured Mortgage
              Loan), Series 1992, 6.400%, 7/01/24

       2,000 Howard County, Maryland, Multifamily Housing Revenue          7/02 at 104.00      Baa2        2,072,500
              Refunding Bonds (Chase Glen Project), Series 1994, 7.000%,
              7/01/24 (Mandatory put 7/01/04)

         500 Community Development Administration, Department of Housing   1/09 at 101.00       Aa2          491,130
              and Community Development, Maryland, Housing Revenue
              Bonds, 1999 Series A, 5.350%, 7/01/41 (Alternative Minimum
              Tax)

       1,000 Community Development Administration, Department of Housing   1/10 at 100.00       Aa2        1,037,160
              and Community Development, Maryland, Housing Revenue
              Bonds, 1999 Series B, 6.250%, 7/01/32 (Alternative Minimum
              Tax)

       1,000 Community Development Administration, Department of Housing  10/08 at 101.50       Aaa          962,850
              and Community Development, Maryland, Multifamily
              Development Revenue Bonds (Auburn Manor Project), 1998
              Series A, 5.300%,10/01/28 (Alternative Minimum Tax)

       1,000 Housing Opportunities Commission of Montgomery County,        7/05 at 102.00       Aa2        1,039,120
              Maryland, Multifamily Housing Revenue Bonds, 1995 Series
              A, 6.000%, 7/01/20

       1,420 Housing Opportunities Commission of Montgomery County,        7/08 at 101.00       Aaa        1,374,120
              Maryland, Multifamily Housing Development Bonds, 1998
              Series A, 5.250%, 7/01/29 (Alternative Minimum Tax)

       1,550 Prince George's County Housing Authority, Maryland (New       7/02 at 102.00       AAA        1,582,612
              Keystone Apartments - FHA-Insured), 6.800%, 7/01/25

         860 Housing Authority of Prince George's County, Maryland,       11/02 at 100.00       AAA          860,292
              Mortgage Revenue Refunding Bonds (GNMA Collateralized -
              Foxglenn Apartments Project), Series 1998A, 5.450%,
              11/20/14 (Alternative Minimum Tax)

       1,000 Housing Authority of Prince George's County, Maryland,        9/09 at 102.00       AAA        1,033,580
              Mortgage Revenue Bonds (GNMA Collateralized - University
              Landing at Langley Apartments Project), Series 1999,
              6.100%, 3/20/41 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 8.6%

       1,100 Community Development Administration, Department of Housing   9/09 at 100.00       Aa2        1,139,501
              and Community Development, Maryland, Residential Revenue
              Bonds, 2000 Series B, 6.150%, 9/01/32 (Alternative Minimum
              Tax)

         460 Community Development Administration, Department of Housing   3/10 at 100.00       Aa2          482,669
              and Community Development, Maryland, Residential Revenue
              Bonds, 2000 Series D, 6.250%, 9/01/32 (Alternative Minimum
              Tax)

       1,410 Community Development Administration, Department of Housing   9/10 at 100.00       Aa2        1,434,999
              and Community Development, Maryland, Residential Revenue
              Bonds, Series H, 5.800%, 9/01/32 (Alternative Minimum Tax)

       1,360 Housing Opportunities Commission of Montgomery County,        7/04 at 102.00       Aa2        1,431,917
              Maryland, Single Family Mortgage Revenue Bonds, 1994
              Series A, 6.600%, 7/01/14

       2,885 Housing Authority of Prince Georges County, Maryland,         8/07 at 102.00       AAA        2,940,681
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 1997, 5.750%, 8/01/26 (Alternative
              Minimum Tax)

----
                                      11

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

     $   170 Housing Authority of Prince Georges County, Maryland,         8/10 at 100.00       AAA $        178,407
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 2000A, 6.150%, 8/01/19
-----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.1%

         500 Carroll County, Maryland, Revenue Bonds, EMA Obligated        1/09 at 101.00        AA          513,215
              Group Issue (Fairhaven and Copper Ridge), 1999A Refunding,
              5.500%, 1/01/19

         500 Carroll County, Maryland, Revenue Bonds, EMA Obligated        1/09 at 101.00        AA          512,625
              Group Issue (Fairhaven and Copper Ridge), Refunding
              Revenue Bonds, Series 1999 A, 5.625%, 1/01/25

       1,690 Maryland Economic Development Corporation (Health and         4/11 at 102.00       N/R        1,712,714
              Mental Hygiene Providers Facilities Acquisition Program),
              Revenue Bonds, Series 1996A, 7.625%, 4/01/21
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 7.7%

       1,000 Baltimore County Metropolitan District, Maryland, General     6/11 at 101.00       AAA          989,890
              Obligation Bonds, 67th Issue, 5.000%, 6/01/25

         500 Villages of Lake Linganore Community Development Authority,   7/10 at 102.00        AA          511,225
              Frederick County, Maryland, Special Obligation Bonds,
              Series 2001A, 5.600%, 7/01/20

       1,000 Howard County, Maryland, General Obligation Public            2/12 at 100.00       AAA        1,041,210
              Improvement Project and Refunding Bonds, 2002 Series A,
              5.250%, 8/15/18

       3,000 State of Maryland, State and Local Facilities, PA-816-R         No Opt. Call       Aaa        3,952,980
              RITES 2001, 12.680%, 3/01/15 (IF)

         300 Northern Mariana Islands Commonwealth, General Obligation     6/10 at 100.00         A          308,334
              Bonds, Series 2000A, 6.000%, 6/01/20
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.9%

       1,250 Anne Arundel County, Maryland, Special Obligation Bonds       7/09 at 102.00       N/R        1,338,350
              (Arundel Mills Project), Series 1999, 7.100%, 7/01/29

       1,000 Mayor and City Council of Baltimore, Maryland, Certificates  10/07 at 102.00       AAA        1,021,790
              of Participation, Emergency Telecommunications Facilities,
              Series 1997A, 5.000%, 10/01/17

       1,500 Mayor and City Council of Baltimore, City of Baltimore,       9/08 at 102.00       AAA        1,513,515
              Maryland, Convention Center Refunding Revenue Bonds,
              Series 1998, 5.000%, 9/01/19

       1,110 Community Development Administration, Department of Housing   6/10 at 101.00       Aaa        1,187,312
              and Community Development, Maryland, Infrastructure
              Financing Bonds (MBIA Insured), Series 2000A, 5.875%,
              6/01/30

       1,500 Department of Transportation, State of Maryland, County         No Opt. Call        AA        1,646,145
              Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

         900 Maryland Department of Transportation, Certificates of       10/10 at 101.00       AA+          925,488
              Participation, Series 2000, 5.500%, 10/15/18 (Alternative
              Minimum Tax)

       1,760 Maryland Stadium Authority, Convention Center Expansion      12/04 at 102.00       AAA        1,863,030
              Lease Revenue Bonds, Series 1994, 5.875%, 12/15/12

         500 Montgomery County, Maryland, West Germantown Development      7/12 at 101.00        AA          504,270
              District, Special Obligation Bonds, Senior Series 2002A,
              5.375%, 7/01/20

         500 New Baltimore City Board of School Commissioners, Maryland,  11/10 at 100.00       AA+          520,820
              School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

       1,500 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-        1,617,465
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.500%, 10/01/24

       1,000 Washington Suburban Sanitary District, Montgomery and         6/07 at 100.00       AAA        1,014,520
              Prince Georges Counties, Maryland, General Construction
              Bonds of 1997, 5.125%, 6/01/19
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 3.1%

       1,000 Maryland Transportation Authority, Transportation             7/02 at 100.00        A+        1,002,800
              Facilities Projects, Revenue Bonds, Series 1992, 5.750%,
              7/01/15

       1,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB          824,130
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

         900 Washington Metropolitan Area Transit Authority, District of   1/04 at 102.00       AAA          924,624
              Columbia, Gross Revenue Transit Refunding Bonds, Series
              1993, 5.250%, 7/01/14

----
                                      12

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.5%

     $   600 City of Baltimore, Maryland, Mayor and City Council of       10/02 at 100.00       AAA $      610,992
              Baltimore, General Obligation Consolidated Public
              Improvement Bonds, Series 1992A, 6.500%, 10/15/12 (Pre-
              refunded to 10/15/02)

       1,500 City of Baltimore, Maryland, Mayor and City Council of        7/12 at 100.00       AAA      1,663,455
              Baltimore, Project and Refunding Revenue Bonds (Water
              Projects), Series 1996A, 5.500%, 7/01/26 (Pre-refunded to
              7/01/12)

             City of Baltimore, Maryland, Mayor and City Council of
             Baltimore, Project and Refunding Revenue Bonds (Water
             Projects), Series 2000-A:
         500  6.000%, 7/01/15 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA        569,765
         250  6.000%, 7/01/19 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA        284,883

         700 Maryland National Capital Park and Planning Commission,       7/02 at 102.00     AA***        716,667
              Prince Georges County, Maryland, General Obligation Bonds,
              Park Acquisition and Development Bonds, Series L-2,
              6.125%, 7/01/10 (Pre-refunded to 7/01/02)

         505 Maryland Transportation Authority, Revenue Bonds                No Opt. Call       AAA        591,148
              (Transportation Facilities Project), First Series
              Refunding, 6.800%, 7/01/16

       1,000 Montgomery County, Maryland, General Obligation Bonds,        1/10 at 101.00       AAA      1,125,410
              Consolidated Public Improvement Bonds of 2000, Series A,
              5.750%, 1/01/19 (Pre-refunded to 1/01/10)

         500 Commonwealth of Puerto Rico, Public Improvement Bonds of      7/02 at 101.50       AAA        509,620
              1992 (General Obligations), 6.600%, 7/01/13 (Pre-refunded
              to 7/01/02)

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA      1,146,860
              Transportation Revenue Bonds, Series B, 5.750%, 7/01/16
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special
              Obligation Bonds, 2000 Series A:
         750  5.500%, 10/01/20                                            10/10 at 101.00       AAA        795,150
       1,175  5.500%, 10/01/40                                            10/10 at 101.00       AAA      1,220,437
------------------------------------------------------------------------------------------------------------------
             Utilities - 4.1%

       1,000 Maryland Energy Financing Administration, Limited             9/05 at 102.00       N/R      1,030,050
              Obligation Cogeneration Revenue Bonds (AES Warrior Run
              Project), Series 1995, 7.400%, 9/01/19 (Alternative
              Minimum Tax)

       1,000 Montgomery County, Maryland, Solid Waste System Revenue       6/03 at 102.00       AAA      1,032,180
              Bonds, 1993 Series A, 5.875%, 6/01/13 (Alternative Minimum
              Tax)

       1,500 Prince Georges County, Maryland, Pollution Control Revenue    1/03 at 102.00        A1      1,543,035
              Refunding Bonds (Potomac Electric Project), 1993 Series,
              6.375%, 1/15/23
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.0%

       1,000 City of Baltimore, Maryland, Water Projects and Refunding       No Opt. Call       AAA      1,004,620
              Revenue Bonds, Series 1994A, 5.000%, 7/01/24

         750 City of Baltimore, Maryland, Water Projects and Refunding     7/08 at 101.00       AAA        741,882
              Revenue Bonds, Series 1998A, 5.000%, 7/01/28
------------------------------------------------------------------------------------------------------------------
     $84,565 Total Investments (cost $85,299,055) - 98.8%                                               87,045,157
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                        1,089,291
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   88,134,448
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.
         (WI)  Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
                                      13

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Capital Goods - 2.0%

    $  3,000 Delaware County Industrial Development Authority,             1/08 at 102.00       BBB $     3,003,570
              Pennsylvania, Refunding Revenue Bonds (Resource Recovery
              Facility), Series A 1997, 6.200%, 7/01/19
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 25.5%

       4,000 Allegheny County Higher Education Building Authority,         9/02 at 100.00       AA-       4,000,840
              Pennsylvania, Revenue Bonds (Carnegie Mellon University),
              Series 2002, 5.450%, 3/01/27

       3,000 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3       3,033,300
              Pennsylvania, College Revenue Bonds (Robert Morris
              College), Series A of 1996, 6.250%, 2/15/26

       1,190 Allegheny County Higher Education Building Authority,           No Opt. Call      Baa3       1,172,126
              Pennsylvania, College Revenue Refunding Bonds (Robert
              Morris College), Series A of 1998, 5.500%, 5/01/15

             Chester County Health and Education Facilities Authority,
             Pennsylvania, College Revenue Bonds (Immaculata College),
             Series of 1998:
       1,300  5.600%, 10/15/18                                            10/08 at 102.00      BBB-       1,256,268
       2,300  5.625%, 10/15/27                                            10/08 at 102.00      BBB-       2,158,297

       4,515 Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00      BBB-       4,091,764
              Refunding Bonds (Neumann College),
              Series 1998A, 5.375%, 10/01/26

       6,075 Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00       N/R       6,019,110
              Revenue Bonds (Collegiate Housing Foundation - Eastern
              College Project), Series 2000A, 8.250%, 7/01/29

             New Wilmington Municipal Authority, Lawrence County,
             Pennsylvania, College Revenue Bonds (Westminster College),
             Series 1998:
         750  5.300%, 3/01/18                                              3/08 at 100.00      Baa1         716,318
         200  5.350%, 3/01/28                                              3/08 at 100.00      Baa1         186,232

       4,150 Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00      BBB-       4,035,419
              Geneva College Revenue Bonds, Series 1998, 5.375%, 4/01/15

       3,000 Pennsylvania Higher Educational Facilities Authority,         5/09 at 100.00        A-       3,108,720
              Drexel University Revenue Bonds, Series 1999, 6.000%,
              5/01/29

       7,000 Pennsylvania State University Bonds, Series 2002 Refunding,     No Opt. Call        AA       7,569,730
              5.250%, 8/15/13
-------------------------------------------------------------------------------------------------------------------
             Energy - 2.5%

       3,500 Pennsylvania Economic Development Financing Authority,       12/04 at 102.00       BBB       3,740,380
              Wastewater Treatment Revenue Bonds (Sun Company, Inc., R&M
              Project), Series 1994A, 7.600%, 12/01/24 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.1%

       2,000 Allegheny County Hospital Development Authority,             11/10 at 102.00        B+       2,145,420
              Pennsylvania, Health System Revenue Bonds (West Penn
              Allegheny Health System), Series 2000B, 9.250%, 11/15/30

       2,500 Chester County Health and Educational Facilities Authority,   5/08 at 101.00       AA-       2,406,925
              Pennsylvania, Health System Revenue Bonds (Jefferson
              Health System), Series 1997B, 5.375%, 5/15/27

             Columbia County Hospital Authority, Pennsylvania, Health
             Care Revenue Bonds (The Bloomsburg Hospital Obligated Group
             Project), Series of 1999:
       3,735  5.850%, 6/01/24                                              6/09 at 100.00      BBB-       3,103,822
       1,000  5.900%, 6/01/29                                              6/09 at 100.00      BBB-         818,840

       1,585 City of Jeannette Health Services Authority, Hospital        11/06 at 102.00      BBB+       1,561,352
              Revenue Bonds (Jeannette District Memorial Hospital),
              Series A of 1996, 6.000%, 11/01/18

       1,985 Philadelphia Hospitals and Higher Education Facilities       11/02 at 102.00       BBB       1,956,019
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds
              (Chestnut Hill Hospital), 6.500%, 11/15/22

       2,500 Philadelphia Hospitals and Higher Education Facilities        7/07 at 102.00       BBB       2,398,525
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds
              (Jeanes Hospital Project), 5.875%, 7/01/17

             City of Pottsville Hospital Authority, Pennsylvania,
             Hospital Revenue Bonds (The Pottsville Hospital and Warne
             Clinic), Series of 1998:
       1,265  5.250%, 7/01/10                                                No Opt. Call      BBB-       1,176,488
       2,250  5.625%, 7/01/24                                              7/08 at 100.00      BBB-       1,906,830

         350 Washington County Hospital Authority, Hospital Revenue       12/02 at 102.00        A3         360,885
              Bonds (Monongahela Valley Hospital, Inc. Project),
              Series 1992, 6.750%, 12/01/08

----
                                      14

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.3%

    $    500 Redevelopment Authority of the County of Bucks,               8/02 at 100.00       AAA $       500,470
              Pennsylvania, Mortgage Revenue Refunding Bonds (Warminster
              Heights Section 8 Assisted - FHA-Insured Project), 1992
              Series A, 6.875%, 8/01/23

       1,360 Delaware County Industrial Development Authority,               No Opt. Call       AAA       1,389,811
              Pennsylvania, Multifamily Housing Revenue Bonds (Darby
              Townhouses Project), Series 2002A, 4.850%, 4/01/12
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.2%

         915 Allegheny County Residential Finance Authority,                 No Opt. Call       Aaa         160,088
              Pennsylvania, Single Family Mortgage Revenue Bonds, 1994
              Series Z, 0.000%, 5/01/27 (Alternative Minimum Tax)

       2,500 Pennsylvania Housing Finance Agency, Single Family Mortgage   4/06 at 102.00       AA+       2,666,725
              Revenue Bonds, Series 1996-50A, 6.000%, 10/01/13

       1,705 Pennsylvania Housing Finance Agency, Single Family Mortgage   4/06 at 102.00       AA+       1,766,823
              Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
              (Alternative Minimum Tax)

       1,565 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    8/05 at 102.00         A       1,589,884
              Home Improvement Loan Bonds, 1995 Series A, 6.375%,
              8/01/18 (Alternative Minimum Tax)

         995 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    4/06 at 102.00       AAA       1,019,268
              Mortgage Revenue, Series D,
              6.250%, 10/01/17

         765 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    4/07 at 102.00       AAA         799,876
              Mortgage Revenue Bonds, 1997 Series A, 6.200%,10/01/21
              (Alternative Minimum Tax)

       1,055 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    4/04 at 102.00       AAA       1,091,007
              Mortgage Revenue Bonds, 1994 Series A, 6.625%, 4/01/22
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 11.8%

       2,805 Allegheny County Residential Finance Authority, Mortgage     10/05 at 100.00       AAA       3,010,775
              Revenue Bonds (FHA- Insured Mortgage - Ladies Grand Army
              of the Republic Health Facility Project), 1995 Series G,
              6.350%, 10/01/36

       1,000 Butler County Industrial Development Authority,               6/03 at 102.00        A+       1,008,610
              Pennsylvania, Health Center Revenue Refunding Bonds,
              Pittsburgh Lifetime Care Community (Sherwood Oaks
              Project), Series 1993, 5.750%, 6/01/16

             Chester County Health and Educational Facilities Authority,
             Pennsylvania, Mortgage Revenue Refunding Bonds (Tel Hai
             Obligated Group Project), Series of 1998:
       1,000  5.400%, 6/01/18                                             12/08 at 100.00       BBB         875,260
       1,100  5.500%, 6/01/25                                             12/08 at 100.00       BBB         931,733

       2,000 Montgomery County Higher Education and Health Authority,      1/06 at 101.00       BBB       1,924,480
              Pennsylvania, Mortgage Revenue Bonds (Waverly Heights
              Project), Series 1996, 6.375%, 1/01/26

       9,175 Philadelphia Hospitals and Higher Education Facilities        7/10 at 102.00       Aa2       9,669,624
              Authority, Pennsylvania, FHA- Mortgage Revenue Bonds
              (Northwood Project), Series 2000A, 6.375%, 7/01/40
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.7%

             Chichester School District, Delaware County, Pennsylvania,
             General Obligation Bonds, Series of 1999:
       3,125  0.000%, 3/01/26                                                No Opt. Call       AAA         850,531
       3,125  0.000%, 3/01/27                                                No Opt. Call       AAA         804,813
       3,125  0.000%, 3/01/28                                                No Opt. Call       AAA         759,031
       3,125  0.000%, 3/01/29                                                No Opt. Call       AAA         716,000

             Girard School District, Erie County, Pennsylvania, General
             Obligation Bonds, Series of 1999B:
       1,645  0.000%, 11/01/26                                               No Opt. Call       AAA         421,120
       1,635  0.000%, 11/01/28                                               No Opt. Call       AAA         371,734

       4,875 McKeesport Area School District, Allegheny County,              No Opt. Call       AAA       1,416,919
              Pennsylvania, General Obligation Bonds, Series of 1997D,
              0.000%, 10/01/24

       2,195 Montour School District, Allegheny County, Pennsylvania,        No Opt. Call       AAA       1,251,457
             General Obligation Bonds, Series B of 1993,
              0.000%, 1/01/14

       1,745 Plum Borough School District, Allegheny County,               9/11 at 100.00       AAA       1,752,905
             Pennsylvania, General Obligation Bonds, Series 2001,
               5.200%, 9/15/23

----
                                      15

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 1.4%

    $  1,000 Redevelopment Authority of Allegheny County, Pennsylvania,   12/10 at 101.00       N/R $     1,057,440
              Tax Increment Finance Bonds (Waterfront Project), Series A
              of 2000, 6.300%, 12/15/18

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00       AAA       1,034,980
              Bonds (City of Philadelphia Neighborhood Transformation
              Initiative), Series 2002A, 5.500%, 4/15/22
-------------------------------------------------------------------------------------------------------------------
             Transportation - 8.0%

          50 Pennsylvania Turnpike Commission, Pennsylvania Turnpike      12/02 at 102.00       AAA          50,987
              Revenue Bonds, Series O of 1992,
              5.500%, 12/01/17

       3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds             6/07 at 102.00       AAA       3,001,650
              (Philadelphia Airport System), Series 1997B, 5.400%,
              6/15/27 (Alternative Minimum Tax)

             Sports and Exhibition Authority of Pittsburgh and Allegheny
             County, Pennsylvania, Parking Revenue Bonds, Series A of
             2001:
       1,000  5.300%, 12/01/21                                            12/06 at 100.00       Aaa       1,005,680
       4,500  5.375%, 12/01/30                                            12/06 at 100.00       Aaa       4,501,800

       3,000 Public Parking Authority of Pittsburgh, Pennsylvania,         6/10 at 100.00       AAA       3,217,260
              Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.3%

       1,525 Allegheny County Hospital Development Authority,                No Opt. Call       AAA       1,848,178
              Pennsylvania, Hospital Revenue Bonds (Allegheny Valley
              Hospital Sublease), Series Q, 7.000%, 8/01/15

       2,850 Deer Lakes School District, Allegheny County, Pennsylvania,   1/04 at 100.00       AAA       3,031,745
              General Obligation Bonds, Series of 1995, 6.350%, 1/15/14
              (Pre-refunded to 1/15/04)

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00       Aaa       1,454,125
              Revenue Bonds (Mercy Health Corporation of Southeastern
              Pennsylvania Obligated Group), Series of 1996, 6.000%,
              12/15/26

       2,000 Mckeesport Area School District, Allegheny County,           10/06 at 100.00       AAA       2,235,120
              Pennsylvania, General Obligation Bonds, Series of 1996A,
              6.000%, 10/01/25 (Pre-refunded to 10/01/06)

         750 Northeastern Pennsylvania Hospital and Education Authority,   2/05 at 100.00       AAA         824,925
              College Revenue Bonds (Guaranteed) (Luzerne County
              Community College), 6.625%, 8/15/15 (Pre-refunded to
              2/15/05)

       2,000 Pennsylvania Economic Development Financing Authority,       12/05 at 102.00    BBB***       2,328,340
              MacMillan Bloedel Limited Partnership, Exempt Facilities
              Revenue Bonds, Series 1995, 7.600%, 12/01/20 (Alternative
              Minimum Tax) (Pre-refunded to 12/01/05)

             Pennsylvania Intergovernmental Cooperative Authority,
             Special Tax Revenue Bonds, City of Philadelphia Funding
             Program, Series of 1994:
       1,390  7.000%, 6/15/05                                                No Opt. Call       AAA       1,561,290
       1,500  7.000%, 6/15/14 (Pre-refunded to 6/15/05)                    6/05 at 100.00       AAA       1,683,915

             City of Philadelphia, Pennsylvania, Gas Works Revenue
             Bonds, Fourteenth Series:
         645  6.375%, 7/01/14 (Pre-refunded to 7/01/03)                    7/03 at 102.00       AAA         689,118
         450  6.375%, 7/01/26 (Pre-refunded to 7/01/03)                    7/03 at 102.00       Aaa         480,528

         650 City of Philadelphia, Pennsylvania, Gas Works Revenue           No Opt. Call       AAA         793,579
              Bonds, Twelfth Series B, 7.000%, 5/15/20

       2,000 Philadelphia Hospitals and Higher Education Facilities          No Opt. Call   BBB+***       2,228,040
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds
              (Pennsylvania Hospital), Series 1996, 6.250%, 7/01/06

         935 Municipal Authority of the Borough of West View, Allegheny      No Opt. Call       AAA       1,309,542
              County, Pennsylvania, Special Obligation Bonds, Series of
              1985A, 9.500%, 11/15/14

         600 General Municipal Authority of the City of Wilkes-Barre,     12/02 at 102.00    N/R***         629,352
              Pennsylvania, College Misericordia Revenue Refunding
              Bonds, Series A of 1992, 7.750%, 12/01/12 (Pre- refunded
              to 12/01/02)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 3.2%

         665 Greater Lebanon Refuse Authority, Lebanon County,            11/02 at 100.00        A-         676,963
              Pennsylvania, Solid Waste Revenue Bonds, Series of 1992,
              7.000%, 11/15/04

         550 Lehigh County Industrial Development Authority,               8/05 at 102.00       AAA         589,160
              Pennsylvania, Pollution Control Revenue Refunding Bonds
              (Pennsylvania Power and Light Company Project), 1995
              Series A, 6.150%, 8/01/29

----
                                      16

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

     $ 1,000 Northampton County Industrial Development Authority,          7/05 at 102.00       AAA $      1,069,760
              Pennsylvania, Pollution Control Revenue Refunding Bonds
              (Metropolitan Edison Company Project), 1995 Series A,
              6.100%, 7/15/21

             City of Philadelphia, Pennsylvania, Gas Works Revenue
              Bonds, Fourteenth Series:
       1,355  6.375%, 7/01/14                                              7/03 at 102.00       AAA        1,437,452
         950  6.375%, 7/01/26                                              7/03 at 102.00       BBB          948,081
-----------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.2%

       5,000 Delaware County Industrial Development Authority,            10/12 at 100.00       AAA        4,959,350
              Pennsylvania, Water Facilities Revenue Bonds (Philadelphia
              Water Company Project), Series 2001, 5.350%, 10/01/31

         950 Luzerne County Industrial Development Authority,             12/02 at 102.00        A3          977,408
              Pennsylvania, Exempt Facilities Revenue Bonds
              (Pennsylvania Gas and Water Company Project), 1992 Series
              B, 7.125%, 12/01/22 (Alternative Minimum Tax)

       1,500 Luzerne County Industrial Development Authority,             12/04 at 102.00       AAA        1,674,223
              Pennsylvania, Exempt Facilities Revenue Refunding Bonds
              (Pennsylvania Gas and Water Company Project), 1994 Series
              A, 7.000%, 12/01/17 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
    $160,320 Total Investments (cost $142,001,939) - 99.2%                                               145,976,115
-----------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.8%                                                          1,104,644
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    147,080,759
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.





                                See accompanying notes to financial statements.

----
                                      17

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Basic Materials - 5.6%

    $  2,500 Industrial Development Authority of Bedford County,           2/08 at 102.00       Ba1 $     2,096,750
              Virginia, Industrial Development Refunding Revenue Bonds
              (Nekoosa Packaging Corporation), Series 1998, 5.600%,
              12/01/25 (Alternative Minimum Tax)

       2,000 Industrial Development Authority of Bedford County,          12/09 at 101.00       Ba1       1,837,560
              Virginia, Industrial Development Refunding Revenue Bonds
              (Nekoosa Packaging Corporation), Series 1999, 6.300%,
              12/01/25 (Alternative Minimum Tax)

       2,000 Industrial Development Authority of Covington-Alleghany       9/04 at 102.00       BBB       2,081,500
              County, Virginia, Pollution Control Facilities Refunding
              Revenue Bonds (Westvaco Corporation Project), Series 1994,
              6.650%, 9/01/18

       3,545 Industrial Development Authority of the Isle of Wight         4/04 at 102.00       BBB       3,610,512
              County, Virginia, Solid Waste Disposal Facilities Revenue
              Bonds (Union Camp Corporation Project), Series 1994,
              6.550%, 4/01/24 (Alternative Minimum Tax)

       3,000 Industrial Development Authority of the Isle of Wight         5/07 at 102.00       BBB       2,980,800
              County, Virginia, Solid Waste Disposal Facilities Revenue
              Bonds (Union Camp Corporation Project), Series 1997,
              6.100%, 5/01/27 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Capital Goods - 1.7%

       2,250 Industrial Development Authority of the County of Charles       No Opt. Call       BBB       2,151,068
              City, Virginia, Solid Waste Disposal Facility Revenue
              Refunding Bonds (USA Waste of Virginia, Inc. Project),
              Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)

       2,000 Industrial Development Authority of the County of Henrico,      No Opt. Call       BB-       1,733,660
              Virginia, Solid Waste Disposal Revenue Bonds
              (Browning-Ferris Industries of South Atlantic, Inc.
              Project), Series 1996A, 5.450%, 1/01/14 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.9%

       1,415 Children's Trust Fund, Puerto Rico, Tobacco Settlement        7/10 at 100.00       Aa3       1,445,621
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20

         500 Industrial Development Authority of the County of James       4/07 at 101.00        A+         515,050
              City, Virginia, Sewage and Solid Waste Disposal Facilities
              Revenue Bonds (Anheuser Busch Project), Series 1997,
              6.000%, 4/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.7%

       2,000 Industrial Development Authority of the City of Alexandria,   1/09 at 101.00        A1       2,093,740
              Virginia, Educational Facilities Revenue Bonds (Episcopal
              High School), Series 1999, 5.875%, 1/01/29

       1,500 Industrial Development Authority of the City of Alexandria,  10/10 at 101.00       AAA       1,608,855
              Virginia, Fixed Rate Revenue Bonds (Institute for Defense
              Analyses), Series 2000A, 5.900%, 10/01/30

             Industrial Development Authority of Danville, Virginia,
             Student Housing Revenue Bonds (Collegiate Housing
              Foundation - Averett College Project), Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00       N/R         652,283
       1,910  7.000%, 6/01/30                                              6/09 at 102.00       N/R       1,823,496

             Industrial Development Authority of Loudoun County,
             Virginia, University Facilities Revenue Refunding Bonds
              (The George Washington University), Series of 1992:
         500  6.250%, 5/15/12                                             11/02 at 102.00        A2         511,775
       2,225  6.250%, 5/15/22                                             11/02 at 102.00        A2       2,269,700

       1,000 City of Portsmouth, Virginia, Golf Course System Revenue      5/07 at 102.00        AA         972,770
              Bonds, Series 1998, 5.000%, 5/01/23

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3       2,074,540
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

       1,500 Industrial Development Authority of Rockbridge County,        7/11 at 100.00      Baa3       1,501,845
              Virginia, Virginia Horse Center Revenue and Refunding
              Bonds, Series 2001C, 6.850%, 7/15/21

       1,250 Industrial Development Authority of Rockingham County,       10/03 at 102.00      Baa3       1,221,238
              Virginia, Educational Facilities Revenue Bonds
              (Bridgewater College), Series 1993, 6.000%, 10/01/23

             Staunton Industrial Development Authority, Virginia,
             Educational Facilities Revenue Bonds (Mary Baldwin College):
         350  5.900%, 11/01/03                                               No Opt. Call       N/R         361,809
         370  6.000%, 11/01/04                                               No Opt. Call       N/R         387,960

----
                                      18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

    $  1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA $     1,349,213
              Series O, 5.750%, 6/01/19

       2,000 Virginia College Building Authority, Educational Facilities  10/02 at 102.00      BBB+       2,050,420
              Revenue Bonds (Roanoke College Project), Series 1992
              Refunding, 6.625%, 10/15/12

       3,250 Virginia College Building Authority, Educational Facilities   4/03 at 102.00        A+       3,342,690
              Revenue Refunding Bonds (Hampton University Project),
              Series of 1993, 5.750%, 4/01/14

         420 Virginia College Building Authority, Educational Facilities   1/04 at 102.00        AA         444,280
              Revenue Bonds (The Washington and Lee University Project),
              Series of 1994, 5.750%, 1/01/14

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00        AA       1,206,038
              Revenue and Refunding Bonds (Marymount University
              Project), Series 1998, 5.125%, 7/01/28

             Industrial Development Authority of the City of Winchester,
             Virginia, Educational Facilities First Mortgage Revenue
             Bonds (Shenandoah University Project), Series 1994:
         180   6.700%, 10/01/14                                           10/04 at 102.00        AA         197,539
          95   6.750%, 10/01/19                                           10/04 at 102.00        AA         105,160
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 7.5%

       2,060 Industrial Development Authority of the County of            10/03 at 102.00        A2       2,127,465
              Albemarle, Virginia, Hospital Refunding Revenue Bonds
              (Martha Jefferson Hospital), Series 1993, 5.875%, 10/01/13

       2,000 Industrial Development Authority of the City of               6/07 at 102.00       AAA       2,012,220
              Fredericksburg, Virginia, Hospital Facilities Revenue
              Refunding Bonds (MediCorp Health System Obligated Group),
              Series 1996, 5.250%, 6/15/23

       1,110 Industrial Development Authority of the County of Giles,     12/05 at 102.00       BBB       1,030,058
              Virginia, Exempt Facility Revenue Bonds (Hoechst Celanese
              Project), Series 1995, 5.950%, 12/01/25 (Alternative
              Minimum Tax)

       3,250 Industrial Development Authority of the County of Hanover,      No Opt. Call       AAA       3,802,760
              Virginia, Hospital Revenue Bonds (Memorial Regional
              Medical Center Project at Hanover Medical Park)
              (Guaranteed by Bon Secours Health System Obligated Group),
              Series 1995, 6.375%, 8/15/18

       2,000 Industrial Development Authority of the County of Hanover,    8/05 at 102.00       AAA       2,021,900
              Virginia, Hospital Revenue Bonds (Bon Secours Health
              System Obligated Group - Bon Secours Health System
              Projects), Series 1995 5.500%, 8/15/25

       1,250 Industrial Development Authority of the City of Lynchburg,    1/08 at 101.00        A+       1,230,825
              Virginia, Healthcare Facilities Revenue and Refunding
              Bonds (Centra Health), Series 1998, 5.200%, 1/01/28

       1,500 Medical College of Virginia Hospitals Authority, General      7/08 at 102.00       AAA       1,488,480
              Revenue Bonds, Series 1998, 5.125%, 7/01/23

         375 Industrial Development Authority of Richmond, Virginia,       8/02 at 100.00       AA-         376,545
              Medical Facility Revenue Bonds (Richmond Metropolitan
              Blood Service), 7.125%, 2/01/11

       2,785 Industrial Development Authority of the County of Roanoke,    7/12 at 100.00       AAA       2,895,230
              Virginia, Hospital Revenue Bonds (Carilion Health System),
              Series 2002A, 5.500%, 7/01/19
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.0%

       1,000 Industrial Development Authority of Arlington County,         5/10 at 100.00       Aaa       1,041,040
              Virginia, Multifamily Housing Revenue Bonds (Patrick Henry
              Apartments Project), Series 2000, 6.050%, 11/01/32
              (Alternative Minimum Tax) (Mandatory put 11/01/20)

       1,105 Industrial Development Authority of Arlington County,        11/10 at 102.00       AAA       1,160,791
              Virginia, Multifamily Housing Mortgage Revenue Bonds (The
              Berkeley Apartments), Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

       1,045 Chesterfield County Industrial Development Authority,         4/12 at 102.00       Aaa       1,056,328
              Virginia, Multifamily Housing Revenue Bonds (GNMA
              Mortgage-Backed Securities Program - Fore Courthouse
              Senior Apartments Project), Series 2002A, 5.600%, 10/20/31
              (Alternative Minimum Tax)

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00       AAA       1,231,788
              Virginia, FHA-Insured Mortgage Housing for the Elderly
              Revenue Refunding Bonds (Little River Glen), Series 1996,
              6.100%, 9/01/26

       3,665 Economic Development Authority of Henrico County, Virginia,   7/09 at 102.00       AAA       3,839,161
              Beth Sholom Assisted Living Revenue Bonds (GNMA
              Mortgage-Backed Securities Financing), Series 1999A,
              6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00       AAA       1,028,180
              Vistas Revenue Bonds (GNMA Mortgage-Backed Securities
              Financing), Series 2000A, 6.200%, 1/20/40 (Alternative
              Minimum Tax)

       2,000 Newport News Redevelopment and Housing Authority, Virginia,   7/02 at 102.00       AAA       2,013,720
              Mortgage Revenue Refunding Bonds (West Apartments), Series
              A, 6.550%, 7/01/24

----
                                      19

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    480 Suffolk Redevelopment and Housing Authority, Multifamily      7/02 at 104.00      Baa2 $       495,197
              Housing Revenue Refunding Bonds (Chase Heritage at Dulles
              Project), Series 1994, 7.000%, 7/01/24 (Mandatory put
              7/01/04)

       2,980 City of Virginia Beach Development Authority, Virginia,      10/14 at 102.00       N/R       2,953,716
              Multifamily Residential Rental Housing Revenue Bonds, The
              Hamptons and Hampton Court Apartments Project, Series
              1999, 7.500%, 10/01/39

         480 Virginia Housing Development Authority, Multifamily Housing  11/02 at 101.00       AA+         485,342
              Bonds, Series 1991F, 7.000%, 5/01/04

         610 Virginia Housing Development Authority, Rental Housing        6/06 at 100.00       AA+         605,998
              Bonds, Series 2001L, 5.000%, 12/01/20
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.0%

       2,000 Virginia Housing Development Authority, Commonwealth          7/05 at 102.00       AA+       2,065,400
              Mortgage Bonds, 1995 Series C, Subseries C3, 6.125%,
              7/01/22 (Alternative Minimum Tax)

       6,000 Virginia Housing Development Authority, Commonwealth          1/08 at 102.00       AA+       5,957,820
              Mortgage Bonds, 1996 Series G, Subseries G-1, 5.300%,
              1/01/22 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00       AAA       4,511,025
              Mortgage Bonds, 2001 Series H, Subseries H-1, 5.350%,
              7/01/31

       1,050 Virginia Housing Development Authority, Commonwealth          7/10 at 100.00       AA+       1,117,158
              Mortgage Bonds, 2001 Series A, Subseries A-1, 5.800%,
              7/01/12 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.1%

       1,000 Health Center Commission for the County of Chesterfield,     12/06 at 102.00       AAA       1,021,630
              Virginia, Mortgage Revenue Bonds (GNMA
              Collateralized - Lucy Corr Nursing Home Project), Series
              1996, 5.875%, 12/01/21

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00       AAA         521,900
              Virginia, Multifamily Housing Revenue Refunding Bonds
              (FHA-Insured Mortgage Loan - Paul Spring Retirement
              Center), Series 1996 A, 6.000%, 12/15/28

       1,030 Industrial Development Authority of the County of Henrico,    7/03 at 102.00       AAA       1,052,310
              Virginia, Nursing Facility Insured-Mortgage Refunding
              Revenue Bonds (Cambridge Manor Nursing Home), Series 1993,
              5.875%, 7/01/19
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.4%

         480 County of Chesterfield, Virginia, General Obligation Public   1/11 at 100.00       AAA         482,141
              Improvement Bonds, Series of 2001, 5.000%, 1/15/21

       1,000 City of Franklin, Virginia, General Obligation Public         1/12 at 101.00       AAA         992,760
              Improvement Bonds (City Projects), Series 2001B,
              5.000%, 1/15/24

             City of Hampton, Virginia, Public Improvement Bonds of 2000
              (General Obligations):
       1,500   5.750%, 2/01/17                                             2/10 at 102.00        AA       1,643,205
       1,685   6.000%, 2/01/20                                             2/10 at 102.00        AA       1,857,881

       2,630 Loudoun County, Virginia, General Obligation Public           1/10 at 101.00       AA+       2,681,758
              Improvement Bonds, Series 2000B, 5.250%, 1/01/21

       1,555 Northern Mariana Islands Commonwealth, General Obligation     6/10 at 100.00         A       1,598,198
              Bonds, Series 2000A, 6.000%, 6/01/20

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00         A         992,350
              Series 2001, 5.125%, 3/01/23

       1,000 City of Roanoke, Virginia, General Obligation Public         10/12 at 101.00        AA       1,025,620
              Improvement Bonds, Series 2002A, 5.000%, 10/01/17

       1,000 City of Virginia Beach, Virginia, General Obligation Public   6/11 at 101.00       AA+       1,004,620
              Improvement Bonds, Series 2001, 5.000%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.1%

       2,000 Industrial Development Authority of Brunswick County,         7/06 at 102.00       AAA       2,092,860
              Virginia, Correctional Facility Lease Revenue Bonds,
              Series 1996, 5.500%, 7/01/17

         860 Fairfax County Economic Development Authority, Virginia,      9/09 at 102.00        AA         950,592
              Parking Revenue Bonds (Vienna II Metrorail Station
              Project), 1999 First Series, 6.000%, 9/01/18

       1,000 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00        A-       1,076,640
              Hotel Tax Revenue Bonds (Convention Center Expansion
              Project), Series 2000, 6.125%, 6/15/20

       1,000 Hampton Roads Regional Jail Authority, Virginia, Regional     7/06 at 102.00       AAA       1,024,060
              Jail Facility Revenue Bonds, Series 1996A, 5.500%, 7/01/24

----
                                      20

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 City of Harrisonburg, Virginia, Public Recreational          12/10 at 102.00       AAA $     1,051,930
              Facility General Obligation and Revenue Bonds, Series
              2000, 5.750%, 12/01/29

         750 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call       AAA         874,838
              Series E, 7.200%, 10/01/10

       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00       AAA       1,080,810
              Virginia, Lease Revenue Bonds (School Facilities Project),
              Series 1999, 6.000%, 8/01/24

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00       AA+         712,787
              Educational Facility Revenue Bonds (State Board for
              Community Colleges - Tidewater Community College Downtown
              Campus), Series of 1999, 5.500%, 11/01/19

             Prince William County Industrial Development Authority,
              Virginia, Lease Revenue (ATCC Project):
       2,000   6.000%, 2/01/14                                             2/06 at 102.00       Aa3       2,059,700
       1,000   6.000%, 2/01/18                                             2/06 at 102.00       Aa3       1,013,780

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA       1,086,960
              Transportation Revenue Bonds, Series B, 5.750%, 7/01/19

       1,250 Puerto Rico Highway and Transportation Authority,             7/12 at 100.00       AAA       1,234,613
              Transportation Revenue Bonds, Series D, 5.000%, 7/01/32

             Puerto Rico Public Buildings Authority, Government
             Facilities Revenue Refunding Bonds, Series D (Guaranteed by
             the Commonwealth of Puerto Rico):
         500   5.250%, 7/01/27                                             7/12 at 100.00        A-         500,170
       1,800   5.250%, 7/01/36                                             7/12 at 100.00        A-       1,779,624

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-       2,156,620
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.500%, 10/01/24

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00       AA+       1,988,720
              Revenue Bonds (21st Century College and Equipments
              Program), Series 2002A, 5.000%, 2/01/22

       1,000 Commonwealth Transportation Board, Commonwealth of            5/07 at 101.00       AA+       1,016,340
              Virginia, Transportation Revenue Refunding Bonds (U.S.
              Route 58 Corridor Development Program), Series 1997C,
              5.125%, 5/15/19

       1,000 Virginia Public School Authority, School Financing Bonds,     8/04 at 102.00       Aa1       1,084,570
              Series 1994 A, 6.200%, 8/01/13
-------------------------------------------------------------------------------------------------------------------
             Transportation - 9.9%

         750 Charlottesville-Albemarle Airport Authority, Virginia,       12/05 at 102.00       BBB         771,735
              Airport Revenue Refunding Bonds, Series 1995, 6.125%,
              12/01/13 (Alternative Minimum Tax)

       1,250 City of Chesapeake, Virginia, Chesapeake Expressway Toll      7/09 at 101.00      Baa2       1,267,713
              Road Revenue Bonds, Series 1999A, 5.625%, 7/15/19

             Loudoun County Industrial Development Authority, Virginia,
             Air Cargo Facility Revenue Bonds (Washington Dulles Air
             Cargo):
       2,480   7.000%, 1/01/09 (Alternative Minimum Tax)                   7/02 at 101.00       N/R       2,483,398
         600   6.500%, 1/01/09 (Alternative Minimum Tax)                   1/06 at 102.00       N/R         591,996

             Metropolitan Washington Airports Authority, Virginia,
              Airport System Revenue Bonds, Series 2001B:
       1,475   5.000%, 10/01/26                                           10/11 at 101.00       AAA       1,415,749
       1,250   5.000%, 10/01/31                                           10/11 at 101.00       AAA       1,187,100

       1,160 Metropolitan Washington Airports Authority, Virginia,        10/04 at 102.00       AAA       1,185,508
              Airport System Revenue Bonds, Series 1994A, 5.750%,
              10/01/20 (Alternative Minimum Tax)

         900 Metropolitan Washington Airports Authority, Virginia,        10/07 at 101.00       Aa3         889,353
              Airport System Revenue Bonds, Series B, 5.500%, 10/01/23
              (Alternative Minimum Tax)

         225 Metropolitan Washington Airports Authority, Virginia,        10/08 at 101.00       Aa3         210,258
              Airport System Revenue Bonds, Series 1998A,
              5.000%, 10/01/28

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00       AAA       2,964,090
              Series 2001A, 5.125%, 7/01/31

       5,500 Pocahontas Parkway Association, Virginia, Route 895
              Connector Toll Road Revenue Bonds, Senior Current Interest
              Series 1998A, 5.500%, 8/15/28                                8/08 at 102.00      BBB-       4,043,930

       5,000 Pocahontas Parkway Association, Virginia, Route 895
              Connector Toll Road Revenue Bonds, Senior Current Interest
              Series 1998B, 0.000%, 8/15/16                                 8/08 at 64.81      BBB-       1,440,500

----
                                      21

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $  2,250 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB $     1,854,293
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 Virginia Port Authority, Port Facilities Revenue Bonds,       7/07 at 101.00       AAA       1,014,290
              Series 1997, 5.500%, 7/01/24 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Airport Revolving Fund          2/11 at 100.00       Aa2       1,001,650
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 15.1%

       1,000 Town of Abingdon, Virginia, General Obligation Capital        8/02 at 102.00     A2***       1,027,870
              Improvement Bonds, Series 1992, 6.250%, 8/01/12
              (Pre-refunded to 8/01/02)

       1,125 Industrial Development Authority of Albemarle County,        10/02 at 102.00    N/R***       1,164,949
              Virginia, Health Services Revenue Bonds (The University of
              Virginia Health Services Foundation), Series 1992, 6.500%,
              10/01/22 (Pre-refunded to 10/01/02)

       1,000 Blacksburg-Virginia Polytechnic Institute Sanitation         11/02 at 102.00      A***       1,038,970
              Authority, Virginia, Sewer System Revenue Bonds, Series of
              1992, 6.250%, 11/01/12 (Pre-refunded to 11/01/02)

       1,290 Fairfax County Redevelopment and Housing Authority,           6/02 at 102.00    N/R***       1,330,480
              Virginia, Revenue Bonds (FCRHA Office Building), 1992
              Issue A, 7.500%, 6/15/18 (Pre-refunded to 6/15/02)

         150 Fairfax County Water Authority, Virginia, Water Refunding     4/07 at 102.00       AAA         170,547
              Revenue Bonds, Series 1992, 6.000%, 4/01/22 (Pre-refunded
              to 4/01/07)

         500 Industrial Development Authority of the City of Hampton,     11/06 at 100.00    Aa2***         569,540
              Virginia, Hospital Revenue and Refunding Bonds (Sentara
              Hampton General Hospital), Series 1994A, 6.500%, 11/01/12
              (Pre-refunded to 11/01/06)

       2,000 Industrial Development Authority of Henrico County,           8/05 at 102.00     AA***       2,292,680
              Virginia, Public Facility Lease Revenue Bonds (Henrico
              County Regional Jail Project), Series 1994, 7.000%,
              8/01/13 (Pre-refunded to 8/01/05)

       1,250 Industrial Development Authority of Henry County, Virginia,   1/07 at 101.00     A+***       1,400,075
              Hospital Revenue Bonds (Memorial Hospital of Martinsville
              and Henry County), Series 1997, 6.000%, 1/01/27
              (Pre-refunded to 1/01/07)

       1,000 Loudoun County Sanitation Authority, Virginia, Water and      1/03 at 102.00       AAA       1,046,600
              Sewer System Revenue Bonds, Refunding Series 1992, 6.250%,
              1/01/16 (Pre-refunded to 1/01/03)

       2,000 Peninsula Ports Authority, Virginia, Healthcare Facilities    8/06 at 100.00   BBB+***       2,235,100
              Revenue Refunding Bonds (Mary Immaculate Project), 7.000%,
              8/01/17 (Pre-refunded to 8/01/06)

       2,080 Peninsula Ports Authority of Virginia, Health System          7/02 at 102.00       Aaa       2,130,294
              Revenue Refunding Bonds (Riverside Health System Project),
              Series 1992A, 6.625%, 7/01/18 (Pre-refunded to 7/01/02)

       2,250 Industrial Development Authority of the County of Prince     10/05 at 102.00       Aaa       2,582,100
              William, Virginia, Hospital Facility Revenue Bonds
              (Potomac Hospital Corporation of Prince William), Series
              1995, 6.850%, 10/01/25 (Pre-refunded to 10/01/05)

       2,500 Prince William County Park Authority, Virginia, Revenue      10/04 at 102.00    N/R***       2,808,050
              Bonds, Series 1994, 6.875%, 10/15/16 (Pre-refunded to
              10/15/04)

       2,575 Commonwealth of Puerto Rico, Public Improvement Bonds of      7/04 at 102.00       AAA       2,845,530
              1994 (General Obligations), 6.450%, 7/01/17 (Pre-refunded
              to 7/01/04)

       1,500 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA       1,720,290
              Transportation Revenue Bonds, Series B, 5.750%, 7/01/16
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special
              Obligation Bonds, 2000 Series A:
         500   5.500%, 10/01/32                                           10/10 at 101.00       AAA         520,245
         500   5.500%, 10/01/40                                           10/10 at 101.00       AAA         519,335

       1,500 Richmond Redevelopment and Housing Authority, Virginia,       3/05 at 102.00       AAA       1,686,090
              Project Revenue Bonds (1994 Old Manchester Project),
              Series 1994, 6.800%, 3/01/15 (Pre-refunded to 3/01/05)

             Virginia College Building Authority, Educational Facilities
              Revenue, Marymount University Project:
       1,000   7.000%, 7/01/12 (Pre-refunded to 7/01/02)                   7/02 at 102.00    N/R***       1,024,420
       1,400   7.000%, 7/01/22 (Pre-refunded to 7/01/02)                   7/02 at 102.00    N/R***       1,434,188

         580 Virginia College Building Authority, Educational Facilities   1/04 at 102.00       AAA         622,920
              Revenue Bonds (The Washington and Lee University Project),
              Series of 1994, 5.750%, 1/01/14 (Pre- refunded to 1/01/04)

----
                                      22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,000 Virginia Resources Authority, Water and Sewer System                10/07 at     AA*** $     1,109,520
              Revenue Bonds (Sussex County Project), 1995 Series A,                100.00
              5.600%, 10/01/25 (Pre-refunded to 10/01/07)

             Industrial Development Authority of the City of Winchester,
             Virginia, Educational Facilities First Mortgage Revenue
             Bonds (Shenandoah University Project), Series 1994:
       1,620   6.700%, 10/01/14 (Pre-refunded to 10/01/04)                       10/04 at     AA***       1,814,854
                                                                                   102.00
         680   6.750%, 10/01/19 (Pre-refunded to 10/01/04)                       10/04 at     AA***         762,559
                                                                                   102.00
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.7%

       2,110 Halifax County Industrial Development Authority, Virginia    12/02 at 102.00        A+       2,152,158
              (Old Dominion Electric Cooperative), 6.500%, 12/01/12
              (Alternative Minimum Tax)

       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA       5,114,390
              Drivers Series 147, 11.560%, 1/01/09 (IF)

       1,000 Industrial Development Authority of Russell County,          11/02 at 100.00      Baa1       1,015,060
              Virginia, Pollution Control Revenue Bonds (Appalachian
              Power Company Project), Series G, 7.700%, 11/01/07

       1,500 Southeastern Public Service Authority of Virginia, Senior     7/03 at 102.00        A-       1,530,915
              Revenue Bonds (Regional Solid Waste System), Series 1993,
              6.000%, 7/01/13 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Solid Waste Disposal System    11/02 at 102.00        AA       1,039,440
              Revenue, Series B, 6.750%, 11/01/12

       1,960 Virginia Resources Authority, County of Prince William,       4/05 at 102.00        AA       2,024,817
              Solid Waste Disposal System Revenue Refunding Bonds, 1995
              Series A, 5.500%, 4/01/15
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.5%

       1,000 Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,   7/06 at 102.00       AAA       1,050,000
              5.875%, 7/15/28

       1,000 Fairfax County Water Authority, Virginia, Water Refunding       No Opt. Call       AAA       1,012,760
              Revenue Bonds, Series 1997, 5.000%, 4/01/21

       2,045 Fairfax County Water Authority, Virginia, Water Refunding     4/07 at 102.00       AAA       2,239,234
              Revenue Bonds, Series 1992, 6.000%, 4/01/22

             Fairfax County Water Authority, Virginia, Water Revenue
              Bonds, Series 2002 Refunding:
       1,925   5.375%, 4/01/21                                             4/12 at 100.00       AAA       1,990,219
       1,000   5.000%, 4/01/27                                             4/12 at 100.00       AAA         984,690

       1,000 Frederick-Winchester Service Authority, Virginia, Regional   10/03 at 102.00       AAA       1,058,730
              Sewer System Refunding Revenue Bonds, Series 1993, 5.750%,
              10/01/15

       1,500 Leesburg, Virginia, Utility System Revenue Refunding Bonds,   7/07 at 102.00       AAA       1,507,890
              5.125%, 7/01/22

       1,000 Loudoun County Sanitation Authority, Virginia, Water and      1/07 at 102.00       AAA         997,240
              Sewer System Revenue Refunding Bonds, Series 1996, 5.125%,
              1/01/26

       2,900 Prince William County Service Authority, Virginia, Water      7/08 at 101.00       AAA       2,701,466
              and Sewer System Revenue Refunding Bonds, Series 1997,
              4.750%, 7/01/29

       2,000 County of Spotsylvania, Virginia, Water and Sewer System      6/07 at 102.00       AAA       2,032,480
              Revenue Bonds, Series of 1997, 5.400%, 6/01/27

       1,270 Upper Occoquan Sewage Authority, Virginia, Regional           1/04 at 102.00       AAA       1,270,559
              Sewerage System Revenue Refunding Bonds, Series of 1993,
              5.000%, 7/01/21

         750 City of Virginia Beach, Virginia, Storm Water Utility         9/10 at 101.00       Aa3         820,283
              Revenue Bonds, Series 2000, 6.000%, 9/01/20

       1,000 Virginia Resources Authority, Sewer System Revenue Bonds     10/05 at 102.00        AA       1,044,560
              (Hopewell Regional Wastewater Treatment Facility Project),
              1995 Series A, 6.000%, 10/01/25 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00       AAA       1,050,790
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22

         500 Virginia Resources Authority, Clean Water State Revolving
              Fund Revenue Bonds, 2000 RITES Series PA-790-R-A, 13.340%,
              10/01/14 (IF)                                               10/10 at 100.00       AAA         651,430

         410 Virginia Resources Authority, Clean Water State Revolving
              Fund Revenue Bonds, 2000 RITES Series PA-790-R-B, 13.340%,
              10/01/15 (IF)                                               10/10 at 100.00       AAA         529,667

       1,900 Virginia Resources Authority, Clean Water State Revolving
              Fund Revenue Bonds, 2000 RITES Series PA-790-R-C, 13.340%,
              10/01/16 (IF)                                               10/10 at 100.00       AAA       2,421,246

----
                                      23

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  2,485 Virginia Resources Authority, Water and Sewer System         5/11 at 101.00        AA $     2,537,703
              Revenue Bonds (Caroline County Public Improvements
              Project), Series 2001, 5.250%, 5/01/21
------------------------------------------------------------------------------------------------------------------
    $220,030 Total Investments (cost $215,003,537) - 98.2%                                             221,792,502
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                                        4,091,320
             -----------------------------------------------------------
             Net Assets - 100%                                                                     $   225,883,822
             -----------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

----
                                      24

Statement of Assets and Liabilities
May 31, 2002

                                                                      Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value............. $87,045,157  $145,976,115  $221,792,502
Cash.............................................................     878,743            --       598,242
Receivables:.....................................................
  Interest                                                          1,792,855     2,615,759     4,140,945
  Investments sold                                                     35,680            --            --
  Shares sold                                                         222,701       146,697       330,265
Other assets.....................................................         628           866         1,793
----------------------------------------------------------------------------------------------------------
    Total assets                                                   89,975,764   148,739,437   226,863,747
----------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft...................................................          --       712,163            --
Payables:........................................................
  Investments purchased                                             1,481,567            --            --
  Shares redeemed                                                      10,406       458,350       302,840
Accrued expenses:................................................
  Management fees                                                      40,805        68,305       103,760
  12b-1 distribution and service fees                                  18,174        29,360        47,673
  Other                                                                65,169        81,458       100,219
Dividends payable................................................     225,195       309,042       425,433
----------------------------------------------------------------------------------------------------------
    Total liabilities                                               1,841,316     1,658,678       979,925
----------------------------------------------------------------------------------------------------------
Net assets....................................................... $88,134,448  $147,080,759  $225,883,822
----------------------------------------------------------------------------------------------------------
Class A Shares
Net assets....................................................... $29,177,777  $ 64,525,656  $141,986,989
Shares outstanding...............................................   2,849,055     6,352,974    13,332,171
Net asset value and redemption price per share................... $     10.24  $      10.16  $      10.65
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)................ $     10.69  $      10.61  $      11.12
----------------------------------------------------------------------------------------------------------
Class B Shares
Net assets....................................................... $10,587,689  $ 11,691,230  $ 16,461,365
Shares outstanding...............................................   1,032,336     1,149,390     1,547,898
Net asset value, offering and redemption price per share......... $     10.26  $      10.17  $      10.63
----------------------------------------------------------------------------------------------------------
Class C Shares
Net assets....................................................... $ 7,924,641  $ 14,028,055  $ 16,933,126
Shares outstanding...............................................     773,805     1,383,501     1,592,520
Net asset value, offering and redemption price per share......... $     10.24  $      10.14  $      10.63
----------------------------------------------------------------------------------------------------------
Class R Shares
Net assets....................................................... $40,444,341  $ 56,835,818  $ 50,502,342
Shares outstanding...............................................   3,938,602     5,600,227     4,749,612
Net asset value, offering and redemption price per share......... $     10.27  $      10.15  $      10.63
----------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------
Capital paid-in.................................................. $86,855,160  $145,556,747  $218,937,258
Undistributed (Over-distribution of) net investment income.......     196,842        (9,940)      671,676
Accumulated net realized gain (loss) from investment transactions    (663,656)   (2,440,224)     (514,077)
Net unrealized appreciation of investments.......................   1,746,102     3,974,176     6,788,965
----------------------------------------------------------------------------------------------------------
Net assets....................................................... $88,134,448  $147,080,759  $225,883,822
----------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
                                      25

Statement of Operations
Year Ended May 31, 2002

                                                                        Maryland Pennsylvania      Virginia
-----------------------------------------------------------------------------------------------------------
Investment Income                                                    $4,951,227    $8,575,512  $13,363,500
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees.....................................................    469,157       783,179    1,218,034
12b-1 service fees - Class A........................................     56,927       126,566      281,458
12b-1 distribution and service fees - Class B.......................     83,763       101,491      140,976
12b-1 distribution and service fees - Class C.......................     51,892        88,686      122,009
Shareholders' servicing agent fees and expenses.....................     97,747       151,043      185,360
Custodian's fees and expenses.......................................     47,867       110,089       77,846
Trustees' fees and expenses.........................................      1,950         3,518        5,433
Professional fees...................................................      7,510         9,191       11,163
Shareholders' reports - printing and mailing expenses...............     18,905        30,584       38,689
Federal and state registration fees.................................     10,763         5,114        7,069
Other expenses......................................................      2,826         5,074        7,923
-----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit..........................    849,307     1,414,535    2,095,960
  Custodian fee credit                                                   (9,453)      (17,014)     (19,987)
-----------------------------------------------------------------------------------------------------------
Net expenses........................................................    839,854     1,397,521    2,075,973
-----------------------------------------------------------------------------------------------------------
Net investment income...............................................  4,111,373     7,177,991   11,287,527
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions...............     (3,695)      (59,280)     414,572
Net change in unrealized appreciation or depreciation of investments    720,416     1,439,011   (1,491,828)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) from investments....................................    716,721     1,379,731   (1,077,256)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations.......................... $4,828,094    $8,557,722  $10,210,271
-----------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
                                      26

Statement of Changes in Net Assets

                                                                                             Maryland
                                                                                     ------------------------
                                                                                       Year Ended   Year Ended
                                                                                          5/31/02      5/31/01
--------------------------------------------------------------------------------------------------------------
Operations
Net investment income............................................................... $ 4,111,373  $ 3,674,226
Net realized gain (loss) from investment transactions...............................      (3,695)    (249,015)
Net change in unrealized appreciation or depreciation of investments................     720,416    4,600,310
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations..........................................   4,828,094    8,025,521
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:........................................
  Class A                                                                             (1,349,897)  (1,158,170)
  Class B                                                                               (350,286)    (212,655)
  Class C                                                                               (291,550)    (229,037)
  Class R                                                                             (2,039,633)  (1,996,332)
From accumulated net realized gains from investment transactions:...................
  Class A                                                                                     --       (6,281)
  Class B                                                                                     --       (1,374)
  Class C                                                                                     --       (1,402)
  Class R                                                                                     --      (10,584)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders...........................  (4,031,366)  (3,615,835)
--------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares....................................................  13,819,772    9,218,230
Net proceeds from shares issued to shareholders due to reinvestment of distributions   2,556,534    2,266,294
--------------------------------------------------------------------------------------------------------------
                                                                                      16,376,306   11,484,524
Cost of shares redeemed.............................................................  (8,315,057)  (8,134,321)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions.............................   8,061,249    3,350,203
--------------------------------------------------------------------------------------------------------------
Net increase in net assets..........................................................   8,857,977    7,759,889
Net assets at the beginning of year.................................................  79,276,471   71,516,582
--------------------------------------------------------------------------------------------------------------
Net assets at the end of year....................................................... $88,134,448  $79,276,471
--------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $   196,842  $    59,710
--------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
                                      27

                                                                         Pennsylvania                  Virginia
                                                                  --------------------------  --------------------------
                                                                     Year Ended    Year Ended    Year Ended    Year Ended
                                                                        5/31/02       5/31/01       5/31/02       5/31/01
-------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income............................................ $  7,177,991  $  7,027,132  $ 11,287,527  $ 10,836,493
Net realized gain (loss) from investment transactions............      (59,280)     (196,202)      414,572       293,581
Net change in unrealized appreciation or depreciation of
 investments.....................................................    1,439,011     8,836,136    (1,491,828)   11,065,964
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations.......................    8,557,722    15,667,066    10,210,271    22,196,038
-------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:.....................
  Class A                                                           (3,249,217)   (3,029,150)   (6,989,712)   (6,623,404)
  Class B                                                             (468,224)     (377,718)     (630,453)     (508,865)
  Class C                                                             (542,609)     (445,944)     (721,256)     (647,165)
  Class R                                                           (3,045,843)   (2,897,267)   (2,698,733)   (2,830,599)
From accumulated net realized gains from investment
 transactions:...................................................
  Class A                                                                   --            --            --            --
  Class B                                                                   --            --            --            --
  Class C                                                                   --            --            --            --
  Class R                                                                   --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders........   (7,305,893)   (6,750,079)  (11,040,154)  (10,610,033)
-------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares.................................   20,589,954    11,698,166    35,495,641    25,561,366
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions...................................    3,465,191     3,141,175     5,007,762     4,761,027
-------------------------------------------------------------------------------------------------------------------------
                                                                    24,055,145    14,839,341    40,503,403    30,322,393
Cost of shares redeemed                                            (13,386,527)  (13,429,905)  (30,802,220)  (25,797,735)
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions..........   10,668,618     1,409,436     9,701,183     4,524,658
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets.......................................   11,920,447    10,326,423     8,871,300    16,110,663
Net assets at the beginning of year..............................  135,160,312   124,833,889   217,012,522   200,901,859
-------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year.................................... $147,080,759  $135,160,312  $225,883,822  $217,012,522
-------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of year..................................................... $     (9,940) $     97,754  $    671,676  $    232,736
-------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
                                      28

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), the Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and the Nuveen Virginia Municipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Maryland had an outstanding when-issued purchase commitment of $1,481,567. There were no such outstanding purchase commitments in Pennsylvania or Virginia.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.


----
                                      29

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2002, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Pennsylvania did not invest in any such securities during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the Funds on June 1, 2001, as follows:

                         Maryland Pennsylvania Virginia
                         ------------------------------
                         $57,126       $18,868 $191,566
                         ------------------------------

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                         Maryland Pennsylvania Virginia
                         ------------------------------
                         $19,447       $13,241 $84,401
                         ------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


----
                                      30

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          Maryland
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               526,752  $  5,395,529     367,873  $  3,676,723
  Class B                                               464,940     4,759,741     213,888     2,152,001
  Class C                                               241,490     2,473,957     117,497     1,181,167
  Class R                                               115,935     1,190,545     224,430     2,208,339
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                89,869       920,724      78,482       780,860
  Class B                                                15,235       156,253       9,936        99,087
  Class C                                                14,202       145,471      11,467       114,093
  Class R                                               129,870     1,334,086     127,541     1,272,254
--------------------------------------------------------------------------------------------------------
                                                      1,598,293    16,376,306   1,151,114    11,484,524
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (346,000)   (3,533,764)   (243,384)   (2,411,507)
  Class B                                               (85,698)     (877,537)    (76,684)     (765,733)
  Class C                                               (78,255)     (799,572)    (86,170)     (850,717)
  Class R                                              (303,241)   (3,104,184)   (411,687)   (4,106,364)
--------------------------------------------------------------------------------------------------------
                                                       (813,194)   (8,315,057)   (817,925)   (8,134,321)
--------------------------------------------------------------------------------------------------------
Net increase                                            785,099  $  8,061,249     333,189  $  3,350,203
--------------------------------------------------------------------------------------------------------

                                                                        Pennsylvania
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               829,014  $  8,479,370     563,760  $  5,567,341
  Class B                                               386,913     3,949,642     164,006     1,631,093
  Class C                                               482,014     4,914,100     186,561     1,864,473
  Class R                                               318,195     3,246,842     265,317     2,635,259
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               126,012     1,286,277     114,848     1,131,820
  Class B                                                15,174       155,120      12,504       123,524
  Class C                                                15,758       160,627      12,427       122,280
  Class R                                               182,698     1,863,167     179,142     1,763,551
--------------------------------------------------------------------------------------------------------
                                                      2,355,778    24,055,145   1,498,565    14,839,341
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (596,732)   (6,091,945)   (605,353)   (5,968,430)
  Class B                                              (189,704)   (1,941,043)    (70,080)     (691,083)
  Class C                                              (125,188)   (1,268,490)   (220,134)   (2,171,969)
  Class R                                              (401,557)   (4,085,049)   (465,800)   (4,598,423)
--------------------------------------------------------------------------------------------------------
                                                     (1,313,181)  (13,386,527) (1,361,367)  (13,429,905)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,042,597  $ 10,668,618     137,198  $  1,409,436
--------------------------------------------------------------------------------------------------------



----
                                      31

                                                                          Virginia
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,273,719  $ 24,334,238   1,402,794  $ 14,825,290
  Class B                                               455,698     4,872,774     235,349     2,497,444
  Class C                                               380,986     4,068,781     304,226     3,227,555
  Class R                                               207,950     2,219,848     480,171     5,011,077
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               268,892     2,884,185     245,686     2,584,497
  Class B                                                26,245       281,039      22,982       241,563
  Class C                                                20,631       220,918      18,267       191,965
  Class R                                               151,382     1,621,620     165,850     1,743,002
--------------------------------------------------------------------------------------------------------
                                                      3,785,503    40,503,403   2,875,325    30,322,393
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,961,333)  (20,974,472) (1,319,645)  (13,925,328)
  Class B                                              (160,741)   (1,713,145)    (92,702)     (979,296)
  Class C                                              (258,567)   (2,759,283)   (285,887)   (2,997,226)
  Class R                                              (500,973)   (5,355,320)   (747,268)   (7,895,885)
                                                                 ------------
--------------------------------------------------------------------------------------------------------
                                                     (2,881,614)  (30,802,220) (2,445,502)  (25,797,735)
--------------------------------------------------------------------------------------------------------
Net increase                                            903,889  $  9,701,183     429,823  $  4,524,658
--------------------------------------------------------------------------------------------------------

3. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

                    Maryland Pennsylvania Virginia
--------------------------------------------------
Dividend per share:
  Class A             $.0415       $.0435   $.0450
  Class B              .0350        .0375    .0385
  Class C              .0370        .0390    .0400
  Class R              .0435        .0455    .0470
--------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                                     Maryland Pennsylvania    Virginia
----------------------------------------------------------------------
Purchases:
  Long-term municipal securities  $12,067,088  $30,917,765 $31,927,559
  Short-term securities             1,250,000    5,500,000  10,500,000
Sales and maturities:
  Long-term municipal securities    3,242,665   22,923,095  23,612,127
  Short-term securities             1,250,000    5,500,000  10,500,000
----------------------------------------------------------------------


----
                                      32

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                  Maryland Pennsylvania     Virginia
           ---------------------------------------------------------
           Cost of investments $85,226,272 $142,034,835 $214,727,570
           ---------------------------------------------------------

                                               Maryland Pennsylvania      Virginia
----------------------------------------------------------------------------------
Gross unrealized appreciation              $ 3,344,391   $ 6,116,243  $10,578,360
Gross unrealized depreciation               (1,525,506)   (2,174,963)  (3,513,428)
----------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 1,818,885   $ 3,941,280  $ 7,064,932
----------------------------------------------------------------------------------

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                                           Maryland Pennsylvania   Virginia
     ----------------------------------------------------------------------
     Undistributed tax-exempt income       $468,352     $586,193 $1,336,174
     Undistributed ordinary income*              --           --         --
     Undistributed long-term capital gains       --           --         --
     ----------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

                                              Maryland Pennsylvania    Virginia
 ------------------------------------------------------------------------------
 Distributions from tax-exempt income       $3,989,243   $7,241,033 $10,981,924
 Distributions from ordinary income*                --       14,074       4,217
 Distributions from long-term capital gains         --           --          --
 ------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At May 31, 2002, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                 Maryland Pennsylvania Virginia
                -----------------------------------------------
                Expiration year:
                  2008           $     --   $  724,240 $514,077
                  2009            538,619    1,457,958       --
                  2010            121,246      193,021       --
                -----------------------------------------------
                Total            $659,865   $2,375,219 $514,077
                -----------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million        .5500 of 1 %
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.


----
                                      33

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                            Maryland Pennsylvania Virginia
     ---------------------------------------------------------------------
     Sales charges collected (unaudited)    $114,303     $143,633 $236,275
     Paid to authorized dealers (unaudited)  101,681      124,149  236,275
     ---------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                         Maryland Pennsylvania Virginia
         --------------------------------------------------------------
         Commission advances (unaudited) $211,427     $188,355 $256,201
         --------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                                         Maryland Pennsylvania Virginia
         --------------------------------------------------------------
         12b-1 fees retained (unaudited)  $88,438     $108,320 $146,412
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                                      Maryland Pennsylvania Virginia
            --------------------------------------------------------
            CDSC retained (unaudited)  $22,394      $41,460  $59,993
            --------------------------------------------------------


----
                                      34

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                         Investment Operations       Less Distributions
                       -------------------------  -----------------------                    -------


MARYLAND


                                      Net
                                Realized/
                               Unrealized
            Beginning      Net    Invest-             Net                  Ending             Ending
                  Net  Invest-       ment         Invest-                     Net                Net
Year Ended      Asset     ment       Gain            ment  Capital          Asset     Total   Assets
May 31,         Value   Income     (Loss)   Total  Income    Gains   Total  Value Return(a)    (000)
-----------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(d)       $10.14     $.50      $ .09  $ .59    $(.49)   $  --  $(.49) $10.24      5.88% $29,178
  2001           9.55      .48        .58   1.06     (.47)      --   (.47)  10.14     11.36   26,137
  2000          10.46      .47       (.86)  (.39)    (.49)    (.03)  (.52)   9.55     (3.71)  22,694
  1999          10.56      .49       (.11)   .38     (.48)      --   (.48)  10.46      3.65   22,093
  1998          10.25      .48        .32    .80     (.49)      --   (.49)  10.56      7.95   17,427
Class B (3/97)
 2002(d)        10.15      .42        .10    .52     (.41)      --   (.41)  10.26      5.18   10,588
  2001           9.56      .41        .58    .99     (.40)      --   (.40)  10.15     10.53    6,474
  2000          10.47      .40       (.86)  (.46)    (.42)    (.03)  (.45)   9.56     (4.44)   4,694
  1999          10.56      .41       (.10)   .31     (.40)      --   (.40)  10.47      2.95    4,732
  1998          10.25      .41        .31    .72     (.41)      --   (.41)  10.56      7.16    2,332
Class C (9/94)
 2002(d)        10.14      .44        .09    .53     (.43)      --   (.43)  10.24      5.32    7,925
  2001           9.56      .43        .57   1.00     (.42)      --   (.42)  10.14     10.64    6,046
  2000          10.46      .42       (.86)  (.44)    (.43)    (.03)  (.46)   9.56     (4.16)   5,290
  1999          10.56      .43       (.11)   .32     (.42)      --   (.42)  10.46      3.07    4,089
  1998          10.24      .43        .32    .75     (.43)      --   (.43)  10.56      7.44    2,606
Class R (12/91)
 2002(d)        10.16      .52        .10    .62     (.51)      --   (.51)  10.27      6.20   40,444
  2001           9.58      .50        .57   1.07     (.49)      --   (.49)  10.16     11.41   40,619
  2000          10.48      .49       (.85)  (.36)    (.51)    (.03)  (.54)   9.58     (3.43)  38,840
  1999          10.58      .51       (.11)   .40     (.50)      --   (.50)  10.48      3.82   44,411
  1998          10.26      .51        .32    .83     (.51)      --   (.51)  10.58      8.23   44,599
-----------------------------------------------------------------------------------------------------

Class (Inception Date)
                            Ratios/Supplemental Data
            -------------------------------------------------------- ---------
              Before Credit/         After          After Credit/
              Reimbursement     Reimbursement(b)   Reimbursement(c)
MARYLAND    -----------------  -----------------  -----------------
                        Ratio              Ratio              Ratio
                       of Net             of Net             of Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
May 31,       Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------
Class A (9/94)
 2002(d)         .97%    4.84%      .97%    4.84%      .96%    4.85%         4%
  2001          1.00     4.82      1.00     4.82       .98     4.84         28
  2000          1.13     4.79      1.12     4.79      1.11     4.81         19
  1999          1.02     4.57       .95     4.63       .95     4.64         29
  1998          1.00     4.56       .94     4.62       .94     4.62          7
Class B (3/97)
 2002(d)        1.72     4.08      1.72     4.08      1.71     4.09          4
  2001          1.74     4.08      1.74     4.08      1.73     4.09         28
  2000          1.87     4.04      1.87     4.04      1.85     4.05         19
  1999          1.77     3.84      1.71     3.90      1.71     3.90         29
  1998          1.75     3.79      1.69     3.85      1.69     3.85          7
Class C (9/94)
 2002(d)        1.52     4.28      1.52     4.28      1.51     4.29          4
  2001          1.55     4.28      1.55     4.28      1.53     4.29         28
  2000          1.68     4.25      1.68     4.25      1.66     4.27         19
  1999          1.57     4.03      1.51     4.10      1.50     4.10         29
  1998          1.55     4.01      1.49     4.07      1.49     4.07          7
Class R (12/91)
 2002(d)         .77     5.03       .77     5.03       .76     5.05          4
  2001           .80     5.03       .80     5.03       .78     5.04         28
  2000           .92     4.98       .92     4.99       .90     5.00         19
  1999           .82     4.77       .75     4.83       .75     4.83         29
  1998           .80     4.76       .74     4.82       .74     4.82          7
-------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. This change increased each of the ratios of net investment income to average net assets by .02% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.



                                See accompanying notes to financial statements.

----
                                      35

Selected data for a share outstanding throughout each period:


Class (Inception
Date)
                                 Investment Operations       Less Distributions
                               -------------------------  -----------------------                    -------


PENNSYLVANIA


                                              Net            From
                                        Realized/          and in
                                       Unrealized          Excess
                     Beginning     Net    Invest-          of Net                  Ending             Ending
                           Net Invest-       ment         Invest-                     Net                Net
                         Asset    ment       Gain            ment  Capital          Asset     Total   Assets
Year Ended May 31,       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)    (000)
-------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                   $10.06    $.51     $  .11  $ .62    $(.52)   $  --  $(.52) $10.16      6.39% $64,526
 2001                     9.38     .53        .66   1.19     (.51)      --   (.51)  10.06     12.81   60,278
 2000                    10.45     .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)  55,564
 1999                    10.68     .53       (.17)   .36     (.53)    (.06)  (.59)  10.45      3.42   70,865
 1998                    10.25     .56        .45   1.01     (.56)    (.02)  (.58)  10.68     10.05   65,826
Class B (2/97)
 2002                    10.07     .44        .11    .55     (.45)      --   (.45)  10.17      5.54   11,691
 2001                     9.40     .46        .65   1.11     (.44)      --   (.44)  10.07     11.97    9,440
 2000                    10.47     .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)   7,809
 1999                    10.70     .45       (.17)   .28     (.45)    (.06)  (.51)  10.47      2.66    7,966
 1998                    10.27     .48        .45    .93     (.48)    (.02)  (.50)  10.70      9.23    2,640
Class C (2/94)
 2002                    10.04     .46        .11    .57     (.47)      --   (.47)  10.14      5.74   14,028
 2001                     9.37     .48        .65   1.13     (.46)      --   (.46)  10.04     12.21   10,152
 2000                    10.44     .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)   9,672
 1999                    10.68     .47       (.17)   .30     (.48)    (.06)  (.54)  10.44      2.80   13,167
 1998                    10.25     .50        .45    .95     (.50)    (.02)  (.52)  10.68      9.50    8,912
Class R (2/97)
 2002                    10.05     .54        .11    .65     (.55)      --   (.55)  10.15      6.53   56,836
 2001                     9.38     .55        .65   1.20     (.53)      --   (.53)  10.05     13.01   55,290
 2000                    10.44     .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)  51,788
 1999                    10.68     .55       (.17)   .38     (.56)    (.06)  (.62)  10.44      3.55   61,044
 1998                    10.25     .58        .45   1.03     (.58)    (.02)  (.60)  10.68     10.30   61,180
-------------------------------------------------------------------------------------------------------------

Class (Inception
Date)
                                     Ratios/Supplemental Data
                     -------------------------------------------------------- ---------
                                 Before Credit/         After          After Credit/
                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
PENNSYLVANIA                   -----------------  -----------------  -----------------
                                 Ratio              Ratio              Ratio
                                of Net             of Net             of Net
                               Invest-            Invest-            Invest-
                     Ratio of     ment  Ratio of     ment  Ratio of     ment
                     Expenses   Income  Expenses   Income  Expenses   Income
                           to       to        to       to        to       to
                      Average  Average   Average  Average   Average  Average  Portfolio
                          Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,     Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------
Class A (10/86)
 2002                     .97%    5.04%      .97%    5.04%      .96%    5.05%        16%
 2001                    1.00     5.37      1.00     5.37       .98     5.38         21
 2000                    1.12     5.04      1.10     5.06      1.09     5.07         16
 1999                     .94     4.75       .69     5.00       .69     5.00         18
 1998                     .95     4.94       .61     5.28       .61     5.28         20
Class B (2/97)
 2002                    1.72     4.28      1.72     4.28      1.71     4.29         16
 2001                    1.75     4.62      1.75     4.62      1.73     4.63         21
 2000                    1.89     4.30      1.87     4.32      1.86     4.32         16
 1999                    1.69     4.02      1.45     4.25      1.45     4.26         18
 1998                    1.70     4.14      1.34     4.50      1.34     4.50         20
Class C (2/94)
 2002                    1.52     4.47      1.52     4.47      1.51     4.49         16
 2001                    1.55     4.82      1.55     4.82      1.53     4.83         21
 2000                    1.66     4.49      1.64     4.52      1.63     4.52         16
 1999                    1.49     4.21      1.25     4.45      1.24     4.46         18
 1998                    1.50     4.39      1.16     4.73      1.16     4.73         20
Class R (2/97)
 2002                     .77     5.24       .77     5.24       .76     5.25         16
 2001                     .80     5.57       .80     5.57       .78     5.58         21
 2000                     .94     5.24       .91     5.26       .91     5.27         16
 1999                     .74     4.95       .49     5.20       .49     5.20         18
 1998                     .75     5.14       .41     5.48       .41     5.48         20
----------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                      36

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


VIRGINIA


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                   Ending
                                                   Net Invest-       ment         Invest-                      Net
                                                 Asset    ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total   Value Return(a)
------------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(d)                                        $10.69    $.55      $(.06) $ .49    $(.53)   $  --  $(.53) $10.65       4.69%
 2001                                            10.10     .54        .58   1.12     (.53)      --   (.53)  10.69      11.27
 2000                                            10.93     .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10      (2.72)
 1999                                            11.06     .53       (.10)   .43     (.53)    (.03)  (.56)  10.93       3.95
 1998                                            10.66     .56        .41    .97     (.56)    (.01)  (.57)  11.06       9.30
Class B (2/97)
 2002(d)                                         10.67     .46       (.05)   .41     (.45)      --   (.45)  10.63       3.93
 2001                                            10.10     .46        .56   1.02     (.45)      --   (.45)  10.67      10.26
 2000                                            10.93     .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10      (3.44)
 1999                                            11.06     .45       (.10)   .35     (.45)    (.03)  (.48)  10.93       3.20
 1998                                            10.66     .48        .41    .89     (.48)    (.01)  (.49)  11.06       8.53
Class C (10/93)
 2002(d)                                         10.67     .49       (.06)   .43     (.47)      --   (.47)  10.63       4.13
 2001                                            10.10     .48        .57   1.05     (.48)      --   (.48)  10.67      10.50
 2000                                            10.92     .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10      (3.16)
 1999                                            11.06     .47       (.11)   .36     (.47)    (.03)  (.50)  10.92       3.30
 1998                                            10.65     .50        .42    .92     (.50)    (.01)  (.51)  11.06       8.81
Class R (2/97)
 2002(d)                                         10.67     .57       (.05)   .52     (.56)      --   (.56)  10.63       4.93
 2001                                            10.10     .56        .56   1.12     (.55)      --   (.55)  10.67      11.32
 2000                                            10.93     .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10      (2.49)
 1999                                            11.06     .56       (.10)   .46     (.56)    (.03)  (.59)  10.93       4.18
 1998                                            10.66     .59        .41   1.00     (.59)    (.01)  (.60)  11.06       9.54
------------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ----------------------------------------------------------------------------
                                                                   Before Credit/         After          After Credit/
                                                                   Reimbursement     Reimbursement(b)   Reimbursement(c)
VIRGINIA                                                         -----------------  -----------------  -----------------
                                                                   Ratio              Ratio              Ratio
                                                                  of Net             of Net             of Net
                                                                 Invest-            Invest-            Invest-
                                                       Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                       Expenses   Income  Expenses   Income  Expenses   Income
                                                Ending       to       to        to       to        to       to
                                                   Net  Average  Average   Average  Average   Average  Average  Portfolio
                                                Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                               (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(d)                                     $141,987       .89%    5.08%      .89%    5.08%      .88%    5.09%        11%
 2001                                         136,248       .91     5.14       .91     5.14       .90     5.14         17
 2000                                         125,522      1.00     5.07      1.00     5.07       .99     5.08         22
 1999                                         138,941       .89     4.78       .86     4.81       .86     4.81         15
 1998                                         133,966       .90     4.99       .74     5.15       .74     5.15          3
Class B (2/97)
 2002(d)                                       16,461      1.64     4.33      1.64     4.33      1.63     4.34         11
 2001                                          13,094      1.66     4.38      1.66     4.38      1.65     4.39         17
 2000                                          10,713      1.75     4.32      1.75     4.32      1.75     4.33         22
 1999                                          10,419      1.64     4.02      1.61     4.05      1.61     4.06         15
 1998                                           3,894      1.64     4.20      1.51     4.33      1.51     4.33          3
Class C (10/93)
 2002(d)                                       16,933      1.44     4.53      1.44     4.53      1.43     4.54         11
 2001                                          15,468      1.46     4.59      1.46     4.59      1.45     4.59         17
 2000                                          14,263      1.55     4.53      1.55     4.53      1.54     4.53         22
 1999                                          17,679      1.44     4.23      1.41     4.26      1.41     4.26         15
 1998                                          15,660      1.44     4.44      1.29     4.59      1.29     4.59          3
Class R (2/97)
 2002(d)                                       50,502       .69     5.28       .69     5.28       .68     5.29         11
 2001                                          52,203       .71     5.34       .71     5.34       .71     5.34         17
 2000                                          50,403       .80     5.27       .80     5.27       .79     5.28         22
 1999                                          56,728       .69     4.98       .66     5.01       .66     5.02         15
 1998                                          58,734       .70     5.19       .54     5.35       .54     5.35          3
--------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. This change increased each of the ratios of net investment income to average net assets by .04% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.




                                See accompanying notes to financial statements.

----
                                      37

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond (three of the portfolios constituting Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
                                      38

                                     Notes

----
                                      39

                                     Notes

----
                                      40

                                     Notes

----
                                      41

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
                                      42

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
                                      43

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
                                      44

--------------------------------------------------------------------------------
Fund Information
================================================================================

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787

Change of Independent Accountants

On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund (the "Funds"). Arthur Andersen's report for the Funds' financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.

























NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

=====
45

     Serving
Investors
          For Generations
---------------------------------------
[Photo of John Nuveen Sr. appears here]
John Nuveen, Sr.


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

[Logo]
NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

   Included in the Prospectus:

      Financial Highlights

   Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

      Portfolio of Investments

      Statement of Net Assets

      Statement of Operations

      Statement of Changes in Net Assets.

      Report of Independent Public Accountants

Item 23: Exhibits.

a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
    No. 333-16617) and incorporated herein by reference thereto.

a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
    September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
    1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A
    (File No. 333-16617) and incorporated herein by reference thereto.

b.1 Amendment to By-Laws. Filed as Exhibit b.1 to Post-Effective Amendment No. 4 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 d. Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
    Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.1 Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
    Exhibit d.1 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
    N-1A (File No. 16617) and incorporated herein by reference thereto.

d.2 Renewal of Investment Management Agreement dated April 28, 2002.

 e. Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
    Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

e.1 Renewal of Distribution Agreement dated July 31, 2002.

 f. Not applicable.


g.  Custodian Agreement between Registrant and Chase Manhattan Bank. Filed as Exhibit 8 to
    Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
    333-16617) and incorporated herein by reference thereto.

h.  Transfer Agency Agreement and Chase Global Funds Services Company. Filed as Exhibit h to
    Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No.
    16617) and incorporated herein by reference thereto.

i.  Opinion of Morgan, Lewis, and Bockius LLP.

j.  Consent of PricewaterhouseCoopers LLP, Independent Accountants.

k.  Not applicable.

l.  Not applicable.

m.  Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class
    B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No.
    4 to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

n.  Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

o.  Not applicable.

p.  Code of Ethics and Reporting Requirements. Filed as Exhibit 99(c) to Post-Effective
    Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-16617)
    and incorporated herein by reference thereto.

q.  Original Powers of Attorney for all of Registrant's trustees, authorizing among others, Gifford R.
    Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf.
    Filed as Exhibit 99(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement
    on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

r.  Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the

Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend

Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend

Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 and Nuveen Ohio Dividend Advantage Municipal Fund 3. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. appears below:



                                                    Other Business Profession, Vocation or Employment
Name and Position with NAC & NAIC                   During Past Two Years
---------------------------------                   ----------------------------------------------------
John P. Amboian, President......................... President, formerly Executive Vice President of
                                                    The John Nuveen Company, Nuveen Investments,
                                                    Nuveen Institutional Advisory Corp., Nuveen Asset
                                                    Management, Inc. and Nuveen Senior Loan Asset
                                                    Management, Inc. and Executive Vice President
                                                    and Director of Rittenhouse Financial Services, Inc.

Alan G. Berkshire, Senior Vice President, Secretary Senior Vice President (since 1999), formerly,
                                                    Vice President, and General Counsel (since 1997)
                                                    and Secretary (since 1998) of The John Nuveen
                                                    Company, Nuveen Investments, and Nuveen
                                                    Institutional Advisory Corp.; Vice President (since
                                                    1997) and Secretary (since 1998) of Nuveen
                                                    Advisory Corp.; Senior Vice President and
                                                    Secretary (since 1999) of Nuveen Senior Loan
                                                    Asset Management Inc., prior thereto, Partner in
                                                    the law firm of Kirkland & Ellis.

Margaret E. Wilson, Senior Vice President, Finance. Senior Vice President, Finance, of The John
                                                    Nuveen Company, Nuveen Investments, Nuveen
                                                    Institutional Advisory Corp. and Nuveen Advisory
                                                    Corp. and Senior Vice President and Controller of
                                                    Nuveen Senior Loan Asset Management, Inc.;
                                                    formerly CFO of Sara Lee Corp., Bakery Division.


Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus

Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Floating Rate Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, and Nuveen Quality Preferred Income Fund.


(b)

       Name and Principal    Positions and Offices   Positions and Offices
        Business Address     with Underwriter        with Registrant
     ---------------------------------------------------------------------

     Timothy R. Schwertfeger Chairman of the Board,  Chairman of the Board
     333 West Wacker Drive   Chief Executive Officer and Director
     Chicago, IL 60606       and Director

  Name and Principal   Positions and Offices               Positions and Offices
   Business Address    with Underwriter                    with Registrant
--------------------------------------------------------------------------------

John P. Amboian        President                            None
333 West Wacker Drive
Chicago, IL 60606

William Adams IV       Executive Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Alan G. Berkshire      Senior Vice President and Secretary  None
333 West Wacker Drive
Chicago, IL 60606

Robert K. Burke        Vice President                       None
333 West Wacker Drive
Chicago, IL 60606

Peter H. D'Arrigo      Vice President and Treasurer         None
333 West Wacker Drive
Chicago, IL 60606

Stephen D. Foy         Vice President                       Vice President and
333 West Wacker Drive                                       Controller
Chicago, IL 60606

Robert B. Kuppenheimer Vice President                       None
19900 MacArthur Blvd.
Irvine, CA 92612

Larry W. Martin        Vice President and                   Vice President and
333 West Wacker Drive  Assistant Secretary                  Assistant Secretary
Chicago, IL 60606

Thomas C. Muntz        Vice President                       None
333 West Wacker Drive
Chicago, IL 60606

Paul C. Williams       Vice President                       None
333 West Wacker Drive
Chicago, IL 60606

Allen J. Williamson    Group President                      None
333 West Wacker Drive
Chicago, IL 60606

Margaret E. Wilson     Senior Vice President                None
333 West Wacker Drive  and Corporate Controller
Chicago, IL 60606

Gifford R. Zimmerman   Managing Director                    Vice President and
333 West Wacker Drive  and Assistant Secretary              Secretary
Chicago, IL 60606


(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.



Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-16617 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 27th day of September, 2002.


                                                 NUVEEN MULTISTATE TRUST I

                                                      /s/  GIFFORD R. ZIMMERMAN
                                                    -----------------------------
                                                     Gifford R. Zimmerman, Vice
                                                              President

   Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                 Title                             Date
       ---------                 -----                             ----
  /S/  STEPHEN D. FOY   Vice President and                  September 27, 2002
-----------------------   Controller (Principal
    Stephen D. Foy        Financial and
                          Accounting Officer)

Timothy R. Schwertfeger Chairman of the Board    )
                          and Trustee (Principal )
                          Executive Officer)     )
                                                 )
                                                 )
                                                 )
                                                 )
   Robert P. Bremner    Trustee                  )
                                                 )
   Lawrence H. Brown    Trustee                  )       /s/  GIFFORD R. ZIMMERMAN
                                                 )   By  -------------------------
                                                 )
 Anne E. Impellizzeri   Trustee                  )         Gifford R. Zimmerman
                                                 )           Attorney-in-Fact
                                                 )
    Peter R. Sawers     Trustee                  )          September 27, 2002
                                                 )
 William J. Schneider   Trustee                  )
                                                 )
  Judith M. Stockdale   Trustee                  )



AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND JESSICA R. DROEGER TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE TRUSTEES OF THE REGISTRANT HAS BEEN EXECUTED AND PREVIOUSLY FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.

                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                Tel: 202-739-3000
                                Fax: 202-739-3001
                               www.morganlewis.com


September 27, 2002


Nuveen Multistate Trust I
333 West Wacker Drive
Chicago, Illinois 60606


Re: Opinion of Counsel regarding Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-1A under the Securities Act of 1933 (File No. 333-16617)


Ladies and Gentlemen:

     We have acted as counsel for Nuveen Multistate Trust I, a Massachusetts voluntary association (commonly known as a business trust) (the "Trust"), in connection with the above-referenced Registration Statement on Form N-1A (as amended, the "Registration Statement") which relates to the Class A Shares, Class B Shares, Class C Shares and Class R Shares (collectively, the "Shares"), par value $.01 per share, of each of the following series of the Trust: Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Florida Municipal Bond Fund, Nuveen Maryland Municipal Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund. This opinion is being delivered to you in connection with the Trust's filing of Post-Effective Amendment No. 7 to the Registration Statement (the "Amendment") to be filed with the Securities and Exchange Commission on or about September 27, 2002 pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

     In connection with this opinion, we have reviewed, among other things, executed copies of the following documents: